As filed with the Securities and Exchange Commission on September 10, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

600 Mamaroneck Avenue, Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Avenue, Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  June 30, 2009

Item 1. Report to Stockholders.

Underlying Funds Trust

SEMI-ANNUAL REPORT

June 30, 2009

Underlying Funds Trust
The Arbitrage-1 Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Arbitrage-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Distressed/Hedged Income Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Distressed/Hedged Income Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Distressed Securities & Special Situations-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Energy and Natural Resources-1 Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Energy and Natural Resources-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Event Driven and Risk Arbitrage Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Event Driven and Risk Arbitrage Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Global Hedged Income-1 Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Global Hedged Income-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Income Arbitrage Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Income Arbitrage Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Long/Short Equity―Earnings Revision-1 Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Long/Short Equity - Earnings Revision-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Long/Short Equity―Growth-1 Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Long/Short Equity―Growth-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Long/Short Equity Hedge Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Long/Short Equity Hedge Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Long/Short Equity―International-1 Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Long/Short Equity―International-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
The Long/Short Equity Market Neutral Portfolio
Allocation of Portfolio Assets - June 30, 2009 (Unaudited)

The Long/Short Equity Market Neutral Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust

Expense Example – June 30, 2009 (Unaudited)

The following expense example is presented for The Arbitrage-1 Portfolio, The Distressed/Hedged Income Portfolio, , The Distressed Securities & Special Situations-1 Portfolio, The Energy and Natural Resources Portfolio, The Event Driven and Risk Arbitrage Portfolio, The Global Hedged Income-1 Portfolio, The Income Arbitrage Portfolio, The Long/Short Equity—Earnings Revision-Portfolio, The Long/Short Equity—Growth-1 Portfolio, The Long/Short Equity Hedge Portfolio, The Long/Short Equity—International-1 Portfolio, The Long/Short Equity Market Neutral Portfolio, and (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/09 - 6/30/09).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust

Expense Example – June 30, 2009 (Unaudited) (continued)
The Arbitrage-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$1,144.00	$15.84
Hypothetical (5% return before expenses)**	1,000.00	1,010.02	14.85

^	Excluding interest expense and dividends on short positions, your actual expenses would be $14.03.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.17.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.98%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.64%.

The Distressed/Hedged Income Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$1,161.60	$13.24
Hypothetical (5% return before expenses)**	1,000.00	1,012.55	12.33

^	Excluding interest expense and dividends on short positions, your actual expenses would be $12.92.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.03.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.47%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been  2.41%.

Underlying Funds Trust

Expense Example – June 30, 2009 (Unaudited) (continued)
The Distressed Securities & Special
Situations-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$1,213.80	$15.09
Hypothetical (5% return before expenses)**	1,000.00	1,011.16	13.71

^	Excluding interest expense and dividends on short positions, your actual expenses would be $13.06.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $11.88.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.75%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been  2.38%.

The Energy and Natural Resources Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$1,244.10	$13.85
Hypothetical (5% return before expenses)**	1,000.00	1,012.45	12.42

^	Excluding interest expense and dividends on short positions, your actual expenses would be $13.24.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $11.88.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of  2.49%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.38%.

Underlying Funds Trust

Expense Example – June 30, 2009 (Unaudited) (continued)
Event Driven and Risk Arbitrage Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$1,129.60	$13.73
Hypothetical (5% return before expenses)**	1,000.00	1,011.90	12.97

^	Excluding interest expense and dividends on short positions, your actual expenses would be $13.73.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.97.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.60%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.60%.

The Global Hedged Income-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$1,162.40	$13.67
Hypothetical (5% return before expenses)**	1,000.00	1,012.15	12.72

^	Excluding interest expense and dividends on short positions, your actual expenses would be $13.62.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.67.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of  2.55%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.54%.

Underlying Funds Trust

Expense Example – June 30, 2009 (Unaudited) (continued)
The Income Arbitrage Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$957.70	$12.38
Hypothetical (5% return before expenses)**	1,000.00	1,012.15	12.72

^	Excluding interest expense and dividends on short positions, your actual expenses would be $12.33.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.67.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.55%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been  2.54%.

The Long/Short Equity―Earnings Revision-1
Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$880.80	$21.45
Hypothetical (5% return before expenses)**	1,000.00	1,001.98	22.83

^	Excluding interest expense and dividends on short positions, your actual expenses would be $12.68.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.56.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.60%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.72%.

Underlying Funds Trust

Expense Example – June 30, 2009 (Unaudited) (continued)
The Long/Short Equity—Growth-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$1,122.20	$18.84
Hypothetical (5% return before expenses)**	1,000.00	1,007.04	17.82

^	Excluding interest expense and dividends on short positions, your actual expenses would be $13.73.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.02.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.58%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.61%.

The Long/Short Equity Hedge Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$969.90	$14.80
Hypothetical (5% return before expenses)**	1,000.00	1,009.77	15.10

^	Excluding interest expense and dividends on short positions, your actual expenses would be $12.02
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.28.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.03%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.46%.

Underlying Funds Trust

Expense Example – June 30, 2009 (Unaudited) (continued)
The Long/Short Equity—International-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$1041.30	$33.81
Hypothetical (5% return before expenses)**	1,000.00	991.67	32.99

^	Excluding interest expense and dividends on short positions, your actual expenses would be $13.26.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.07.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of  6.68%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.62%.

The Long/Short Equity Market Neutral
Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/09	6/30/09	1/1/09-6/30/09+

Actual^	$1,000.00	$945.90	$22.44
Hypothetical (5% return before expenses)**	1,000.00	1,001.74	23.08

^	Excluding interest expense and dividends on short positions, your actual expenses would be $12.79.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $13.22.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.65%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.65%.

Underlying Funds Trust
The Arbitrage-1 Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.6%
Airlines - 0.5%
Continental Airlines Finance Trust II (a)	10,000	$133,125
Diversified Financial Services - 0.3%
Citigroup, Inc.	2,500	83,906
Pharmaceuticals - 0.8%
Schering-Plough Corp.	1,000	226,700
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $487,595)		$443,731

INVESTMENT COMPANIES - 0.2%
ProShares UltraShort Lehman 7-10 Year Treasury	1,050	59,430
TOTAL INVESTMENT COMPANIES (Cost $59,904)		$59,430

	Principal
	Amount
CONVERTIBLE BONDS - 85.2%
Aerospace & Defense - 0.4%
Triumph Group, Inc.
2.625%, 10/01/2026	$100,000	97,625
Airlines - 0.3%
Jetblue Airways Corp.
6.750%, 10/15/2039	65,000	68,656
Automobiles - 1.0%
Ford Motor Co.
4.250%, 12/15/2036	325,000	274,625
Biotechnology - 1.4%
Biomarin Pharmaceutical, Inc.
2.500%, 03/29/2013	200,000	217,750
Cubist Pharmaceuticals, Inc.
2.250%, 06/15/2013	200,000	169,250
Total Biotechnology		387,000

Capital Markets - 3.1%
Affiliated Managers Group, Inc.
3.950%, 08/15/2038 (Acquired 7/31/2008, Cost $962,525) (b)	1,000,000	855,000
Commercial Services & Supplies - 1.4%
Covanta Holding Corp.
3.250%, 06/01/2014 (Acquired 5/19/2009 Cost $349,896) (b)	350,000	378,438
Communications Equipment - 4.3%
Arris Group, Inc.
2.000%, 11/15/2026	250,000	234,925
Ciena Corp.
0.250%, 05/01/2013	1,000,000	657,500
Commscope, Inc.
3.250%, 07/01/2015	250,000	283,750
Total Communications Equipment		1,176,175

Computers & Peripherals - 0.7%
NetApp, Inc.
1.750%, 06/01/2013 (Acquired 1/23/2009 Cost $159,167) (b)	200,000	175,750

Consumer Finance - 2.6%
Cash America International, Inc.
5.250%, 05/15/2029 (Acquired 5/14/2009 and 5/20/2009, Cost $660,954) (b)	650,000	710,937
Diversified Financial Services - 1.2%
Leucadia National Corp.
3.750%, 04/15/2014	300,000	329,250
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc.
3.500%, 11/15/2025	150,000	147,750
Electrical Equipment - 1.4%
Suntech Power Holdings Co., Ltd.
3.000%, 03/15/2013	500,000	376,250
Electronic Equipment, Instruments & Components - 2.3%
Anixter International, Inc.
1.000%, 02/15/2013	750,000	617,812
Energy Equipment & Services - 4.0%
Exterran Holdings, Inc.
4.250%, 06/15/2014	325,000	301,844
Hornbeck Offshore Services, Inc.
1.625%, 11/15/2026 (d)	1,000,000	791,500
Total Energy Equipment & Services		1,093,344

Food Products - 2.0%
Archer Daniels Midland Co.
0.875%, 02/15/2014	500,000	455,000
Smithfield Foods, Inc.
4.000%, 06/30/2013	100,000	89,250
Total Food Products		544,250

Health Care Equipment & Supplies - 6.4%
American Medical Systems Holdings, Inc.
3.250%, 07/01/2036	150,000	144,562
Greatbatch, Inc.
2.250%, 06/15/2013	200,000	166,000
Inverness Med Innovations, Inc.
3.000%, 05/15/2016	200,000	189,000
Kinetic Concepts, Inc.
3.250%, 04/15/2015 (Acquired 10/31/2008, Cost $65,225) (b)	100,000	77,875
NuVasive, Inc.
2.250%, 03/15/2013 (Acquired 3/13/2009 and 3/30/2009 Cost $803,286) (b)	900,000	1,008,000
Wright Medical Group, Inc.
2.625%, 12/01/2014	200,000	151,000
Total Health Care Equipment & Supplies		1,736,437

Health Care Providers & Services - 2.2%
Chemed Corp.
1.875%, 05/15/2014	500,000	374,375
LifePoint Hospitals, Inc.
3.500%, 05/15/2014	100,000	80,250
PSS World Medical, Inc.
3.125%, 08/01/2014 (Acquired 7/30/2008, Cost $149,259) (b)	150,000	156,188
Total Health Care Providers & Services		610,813

Hotels, Restaurants & Leisure - 6.8%
International Game Technology
3.250%, 05/01/2014 (Acquired 5/5/2009, Cost $250,014) (b)	250,000	269,062
Morgans Hotel Group Co.
2.375%, 10/15/2014 (Acquired 7/25/2008 and 6/5/2009, Cost $874,235) (b)	1,150,000	570,687

Scientific Games Corp.
0.750%, 12/01/2024 (d)	750,000	726,563
Wyndham Worldwide Corp.
3.500%, 05/01/2012	250,000	276,563
Total Hotels, Restaurants & Leisure		1,842,875

Household Durables - 0.9%
DR Horton, Inc.
2.000%, 05/15/2014	250,000	238,750
Industrial Conglomerates - 0.9%
Textron, Inc.
4.500%, 05/01/2013	250,000	250,625
Insurance - 0.8%
Old Republic International Corp.
8.000%, 05/15/2012	200,000	203,750
Internet Software & Services - 1.4%
SAVVIS, Inc.
3.000%, 05/15/2012	500,000	375,625
IT Services - 0.9%
CACI International, Inc.
2.125%, 05/01/2014	150,000	142,500
DST Systems, Inc. - Class B
3.625%, 08/15/2023	100,000	89,875
Total IT Services		232,375

Life Sciences Tools & Services - 3.4%
Kendle International, Inc.
3.375%, 07/15/2012	1,000,000	738,750
Millipore Corp.
3.750%, 06/01/2026	200,000	197,500
Total Life Sciences Tools & Services		936,250

Machinery - 0.8%
Agco Corp.
1.250%, 12/15/2036	250,000	227,500
Media - 1.8%
Regal Entertainment Group
6.250%, 03/15/2011 (Acquired 4/6/2009, Cost $487,779) (b)	500,000	481,250
Metals & Mining - 5.1%
Alcoa, Inc.
5.250%, 03/15/2014	150,000	262,687
Allegheny Technologies, Inc.
4.250%, 06/01/2014	250,000	275,000
Goldcorp, Inc.
2.000%, 08/01/2014 (Acquired 6/2/2009, Cost $380,000) (b)	380,000	381,448
Steel Dynamics, Inc.
5.125%, 06/15/2014	250,000	275,000
United States Steel Corp.
4.000%, 05/15/2014	150,000	196,313
Total Metals & Mining		1,390,448

Multiline Retail - 2.3%
Saks, Inc.
7.500%, 12/01/2013 (Acquired 5/21/2009 and 5/27/2009, Cost $603,958) (b)	600,000	626,250
Oil, Gas & Consumable Fuels - 0.5%
St. Mary Land & Exploration Co.
3.500%, 04/01/2027	100,000	84,000
Western Refining, Inc.

5.750%, 06/15/2014	60,000	53,550
Total Oil, Gas & Consumable Fuels		137,550

Pharmaceuticals - 1.8%
Endo Pharmaceuticals Holdings, Inc.
1.750%, 04/15/2015 (Acquired 4/10/2008, Cost $306,262) (b)	300,000	241,125
King Pharmaceuticals, Inc.
1.250%, 04/01/2026	150,000	117,562
Mylan, Inc.
1.250%, 03/15/2012	150,000	129,938
Total Pharmaceuticals		488,625

Real Estate Investment Trusts (REITs) - 1.3%
Health Care REIT, Inc.
4.750%, 12/01/2026	150,000	144,000
Vornado Realty Trust
2.850%, 04/01/2027	250,000	217,500
Total Real Estate Investment Trusts (REITs)		361,500

Road & Rail - 2.1%
Hertz Global Holdings, Inc.
5.250%, 06/01/2014	500,000	575,000
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices, Inc.
5.750%, 08/15/2012	1,000,000	615,000
Diodes, Inc.
2.250%, 10/01/2026	500,000	433,750
Linear Technology Corp.
3.000%, 05/01/2027	100,000	82,750
Micron Technology, Inc.
4.250%, 10/15/2013	100,000	116,250
On Semiconductor Corp.
2.625%, 12/15/2026	600,000	535,500
PMC - Sierra, Inc.
2.250%, 10/15/2025	750,000	804,375
Total Semiconductors & Semiconductor Equipment		2,587,625

Software - 2.5%
Informatica Corp.
3.000%, 03/15/2026	200,000	208,750
Macrovision Corp.
2.625%, 08/15/2011	200,000	192,500
Nuance Communications, Inc.
2.750%, 08/15/2027	200,000	170,500
Take-Two Interactive Software, Inc.
4.375%, 06/01/2014	100,000	108,375
Total Software		680,125

Specialty Retail - 1.4%
Penske Auto Group, Inc.
3.500%, 04/01/2026	400,000	379,500
Textiles, Apparel & Luxury Goods - 1.6%
Iconix Brand Group, Inc.
1.875%, 06/30/2012	500,000	428,125
Trading Companies & Distributors - 0.3%
WESCO International, Inc.
2.625%, 10/15/2025	100,000	93,875
Wireless Telecommunication Services - 3.9%

NII Holdings, Inc.
2.750%, 08/15/2025	750,000	701,250
SBA Communications Corp.
1.875%, 05/01/2013 (Acquired 4/20/2009 and 6/17/2009, Cost $370,018) (b)	450,000	370,688
Total Wireless Telecommunication Services		1,071,938

TOTAL CONVERTIBLE BONDS (Cost $23,936,080)		$23,189,673

Total Investments (Cost $24,483,579) - 87.0%		$23,692,834

REPURCHASE AGREEMENTS - 9.7%
J.P. Morgan
0.010%, dated 06/30/2009, due 07/01/2009
repurchase price $2,628,669 (c)	2,628,668	2,628,668
TOTAL REPURCHASE AGREEMENTS (Cost $2,628,668)		$2,628,668

Other Assets in Excess of Liabilities - 3.3%		900,584
TOTAL NET ASSETS - 100.0%		$27,222,086

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2009, the market value of these securities total $6,302,698, which represents 23.2% of total net assets.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(d) Variable Rate Security. The rate shown represents the rate at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Arbitrage-1 Portfolio
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

COMMON STOCKS	Shares	Value
Advanced Micro Devices, Inc.	10,000	$38,700
Affiliated Managers Group, Inc.	4,000	232,760
AGCO Corp.	2,960	86,047
Alcoa, Inc.	20,680	213,624
Allegheny Technologies, Inc.	4,000	139,720
American Medical Systems Holdings, Inc.	4,460	70,468
Anixter International, Inc.	6,000	225,540
Archer-Daniels-Midland Co.	4,000	107,080
Arris Group, Inc.	10,900	132,544
BioMarin Pharmaceutical, Inc.	7,800	121,758
CACI International, Inc. - Class A	1,850	79,013
Cash America International, Inc.	14,405	336,933
Chemed Corp.	3,000	118,440
Ciena Corp.	8,000	82,800
CommScope, Inc.	6,400	168,064
Continental Airlines, Inc. - Class B	8,335	73,848
Covanta Holding Corp.	13,540	229,638
Cubist Pharmaceuticals, Inc.	4,230	77,536
Diodes, Inc.	3,000	46,920
DR Horton, Inc.	11,500	107,640
DST Systems, Inc.	885	32,701
Endo Pharmaceuticals Holdings, Inc.	7,600	136,192
Exterran Holdings, Inc.	6,040	96,882
Ford Motor Co.	7,700	46,739
Greatbatch, Inc.	3,640	82,300
Hertz Global Holdings, Inc.	51,300	409,887
Hornbeck Offshore Services, Inc.	9,200	196,788
Iconix Brand Group, Inc.	10,050	154,569
Informatica Corp.	4,030	69,276
International Game Technology	8,500	135,150
Inverness Medical Innovations, Inc.	2,950	104,961
Kendle International, Inc.	6,700	82,008
Kinetic Concepts, Inc.	1,455	39,649
King Pharmaceuticals, Inc.	3,250	31,298
Leucadia National Corp.	9,800	206,682
LifePoint Hospitals, Inc.	1,100	28,875
Macrovision Solutions Corp.	3,570	77,862
Merck & Co., Inc.	5,120	143,155
Micron Technology, Inc.	16,630	84,148
Millipore Corp.	1,120	78,635
Morgans Hotel Group Co.	10,000	38,300
Mylan, Inc.	3,020	39,411
NetApp, Inc.	3,600	70,992
NII Holdings, Inc.	1,500	28,605
Nuance Communications, Inc.	6,170	74,595
NuVasive, Inc.	15,740	702,004
Old Republic International Corp.	6,650	65,503
ON Semiconductor Corp.	36,700	251,762
Penske Auto Group, Inc.	2,530	42,099
PMC - Sierra, Inc.	55,500	441,780

PSS World Medical, Inc.	5,070	93,846
Regal Entertainment Group - Class A	7,000	93,030
Saks, Inc.	54,000	239,220
SAVVIS, Inc.	600	6,876
SBA Communications Corp. - Class A	3,070	75,338
Scientific Games Corp. - Class A	10,000	157,700
Smithfield Foods, Inc.	2,590	36,182
St. Mary Land & Exploration Co.	770	16,070
Steel Dynamics, Inc.	10,700	157,611
Suntech Power Holdings Co., Ltd. - ADR	9,100	162,526
Take-Two Interactive Software, Inc.	6,100	57,767
Textron, Inc.	15,000	144,900
Time Warner Cable, Inc.	1	24
Triumph Group, Inc.	1,075	43,000
United States Steel Corp.	3,710	132,595
WESCO International, Inc.	605	15,149
Wright Medical Group, Inc.	3,860	62,764
Wyndham Worldwide Corp.	11,800	143,016
TOTAL COMMON STOCK (Proceeds $9,071,661)		8,319,495

INVESTMENT COMPANIES
Financial Select Sector SPDR Fund	1,000	11,970
iShares Barclays 20+ Year Treasury Bond Fund	3,000	283,710
TOTAL INVESTMENT COMPANIES (Proceeds $316,204)		295,680

	Principal
	Amount
U.S. TREASURY OBLIGATIONS
United States Treasury Notes
2.750%, 02/15/2019	$1,100,000	1,030,216
TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $1,116,245)		1,030,216
Total Securities Sold Short (Proceeds $10,504,110)		$9,645,391

ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$310,606	$133,125 (1)	$—	$443,731
Investment Companies	59,430	—	—	59,430
Convertible Bonds	—	23,189,673	—	23,189,673
Repurchase Agreements	—	2,628,668	—	2,628,668
Total Investments in Securities	$370,036	$25,951,466	$—	$26,321,502

Securities Sold Short:
Common Stocks	$(8,319,495)	$—	$—	$(8,319,495)
Investment Companies	(295,680)	—	—	(295,680)
U.S. Treasury Obligations	—	(1,030,216)	—	(1,030,216)
Total Securities Sold Short	$(8,615,175)	$(1,030,216)	$—	$(9,645,391)

(1) The Convertible Preferred Stock Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Airlines	$133,125
	$133,125
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Distressed/Hedged Income Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.0%
Containers & Packaging - 0.1%
Constar International, Inc. (b)	2,920	$43,800
Independent Power Producers & Energy Traders - 1.8%
Calpine Corp. (b)	69,591	775,940
Machinery - 0.0%
Luxfer (b) (f) (i)	23,050	6,241
Media - 0.0%
Vertis Holdings, Inc. (Acquired 10/15/2008, Cost $686,998) (a) (b) (f) (h)	16,276	0
Paper & Forest Products - 0.1%
Tembec, Inc. (b)	73,333	35,306
Restaurants - 0.0%
Buffets Restaurants Holdings, Inc. (b) (h)	1,912	478
Transportation Infrastructure - 0.0%
Dura Automotive Systems, Inc. (Acquired 7/1/2008, Cost $2,488,743) (a) (b) (f) (h)	137,067	13,738
TOTAL COMMON STOCKS (Cost $6,207,744)		$875,503

INVESTMENT COMPANIES - 3.0%
UltraShort Russell2000 ProShares	30,000	1,283,100
TOTAL INVESTMENT COMPANIES (Cost $1,276,834)		$1,283,100

CONVERTIBLE PREFERRED STOCKS - 0.5%
Transportation Infrastructure - 0.5%
Dura Operating Corp. 20% (Acquired 6/25/2008-4/30/2009, Cost $4,023,089) (a) (b) (f) (h)	46,786	233,931
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,023,089)		$233,931

	Principal
	Amount
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
Countrywide Asset-Backed Certificates
Series 2007-SEA1 Class 2B1, 5.000%, 12/25/2036 (Acquired 10/26/2007, Cost $27,102) (a)	$60,000	480
Series 2007-SEA1 Class 2M5, 2.114%, 02/25/2037 (Acquired 10/26/2007, Cost $58,487) (a)	84,000	976
Series 2007-QH1 Class B1, 5.000%, 02/25/2037 (Acquired 7/30/2007, Cost $89,288) (a) (i)	106,000	5,300
Series 2007-QX1 Class M3, 2.114%, 04/25/2037 (Acquired 10/26/2007, Cost $138,717) (a) (i)	247,000	7,410
Series 2007-QH2 Class B1, 5.000%, 04/25/2037 (Acquired 6/20/2007, Cost $83,461) (a) (i)	100,000	1,000
Series 2007-QX1 Class M1, 1.564%, 05/25/2037 (Acquired 10/26/2007, Cost $71,969) (a)	96,000	10,937
Series 2007-QX1 Class M2, 1.814%, 05/25/2037 (Acquired 10/26/2007, Cost $249,542) (a)	342,000	19,605
Series 2007-QX1 Class M4, 2.114%, 05/25/2037 (Acquired 10/26/2007, Cost $54,767) (a) (i)	107,000	2,675
Series 2007-QX1 Class B1, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $107,815) (a) (i)	170,000	1,487
Series 2007-QX1 Class M5, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $124,474) (a) (i)	200,000	8,000
Series 2007-QX1 Class M6, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $49,663) (a) (i)	79,000	1,876
Series 2007-QX1 Class M7, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $41,063) (a) (i)	65,000	1,300
Series 2007-SEA2 Class 2M1, 2.814%, 06/25/2047 (Acquired 10/26/2007, Cost $47,301) (a) (i)	53,000	7,950
Series 2007-SEA2 Class 2M2, 2.814%, 06/25/2047 (Acquired 10/26/2007, Cost $69,898) (a) (i)	81,000	10,530
Series 2007-SEA2 Class 2M3, 2.814%, 06/25/2047 (Acquired 10/26/2007, Cost $119,411) (a) (i)	145,000	15,950
Series 2007-SEA2 Class 2M4, 2.814%, 06/25/2047 (Acquired 10/26/2007, Cost $25,994) (a) (i)	34,000	3,060
Series 2007-SEA2 Class 2B1, 5.000%, 06/25/2047 (Acquired 10/26/2007, Cost $7,877) (a) (i)	16,000	480
Series 2007-SEA2 Class 2M5, 5.000%, 06/25/2047 (Acquired 10/26/2007, Cost $74,193) (a) (i)	112,000	7,840
Series 2007-SEA2 Class 2M6, 5.000%, 06/25/2047 (Acquired 10/26/2007, Cost $10,127) (a) (i)	16,000	800
Federal Home Loan Mortgage Corp.
Series 2591, 5.500%, 02/15/2030 (g)	259,736	8,358
QHL-1 1st Funding Loan
12.000%, 05/17/2010 (Acquired 5/24/2007-6/15/2007, Cost $716,643) (a) (f) (h)	716,643	108,540
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/25/2013 (Acquired 10/22/2007, Cost $401,421) (a) (i)	660,723	0
Series 2007-QHL1, 0.000%, 10/13/2038 (Acquired 10/22/2007, Cost $730,435) (a) (i)	727,339	320,029
Series 2007-QHL1 Class P, 0.000%, 10/25/2038 (Acquired 10/22/2007, Cost $39,365) (a) (i)	5,614,772	0
Series 2007-QHL1 Class X, 0.000%, 10/25/2038 (Acquired 10/22/2007, Cost $354,388) (a) (i)	5,614,772	0
Series 2007-QHL1 Class M1, 1.814%, 10/25/2038 (Acquired 10/22/2007, Cost $239,212) (a) (i)	260,000	46,800
Series 2007-QHL1 Class M2, 1.814%, 10/25/2038 (Acquired 10/22/2007, Cost $191,043) (a) (i)	217,000	30,380
Series 2007-QHL1 Class M3, 1.814%, 10/25/2038 (Acquired 10/22/2007, Cost $204,792) (a) (i)	255,000	25,500
Series 2007-QHL1 Class M4, 1.814%, 10/25/2038 (Acquired 10/22/2007, Cost $90,984) (a) (i)	118,000	9,440
Series 2007-QHL1 Class B1, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $106,658) (a) (i)	160,000	4,800
Series 2007-QHL1 Class M5, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $166,706) (a) (i)	229,000	18,892
Series 2007-QHL1 Class M6, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $62,761) (a) (i)	89,000	6,675
Series 2007-QHL1 Class M7, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $60,058) (a) (i)	87,000	3,480
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,821,030)		$690,550

CONVERTIBLE BONDS - 2.2%
Auto Components - 1.6%
Standard Motor Products
15.000%, 04/15/2011 (h)	780,000	709,159
Professional Services - 0.6%
School Specialty, Inc.
3.750%, 08/01/2023	250,000	235,625
TOTAL CONVERTIBLE BONDS (Cost $998,075)		$944,784

CORPORATE BONDS - 75.1%
Airlines - 0.9%
American Airlines, Inc. Equipment Trust 1990
10.610%, 03/04/2010	500,000	381,250

Apparel Retail - 0.2%
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011	506,000	96,140
Auto Components - 3.3%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014 (d)	1,000,000	60,000
J.B. Poindexter & Co., Inc.
8.750%, 03/15/2014	1,000,000	770,000
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013 (f)	1,000,000	330,000
Lear Corp.
8.750%, 12/01/2016 (d)	1,000,000	262,500
Total Auto Components		1,422,500

Building Products - 0.8%
Dayton Superior Corp.
13.000%, 06/15/2009 (d)	381,000	152,400
Ply Gem Industries, Inc.
9.000%, 02/15/2012	1,000,000	185,000
Total Building Products		337,400

Commercial Banks - 0.7%
Banco Cruzeiro Do Sul
9.375%, 09/26/2011	310,000	308,450
Commercial Services & Supplies - 2.2%
Aleris International, Inc.
10.000%, 12/15/2016 (d) (f)	1,000,000	21,250
Koosharem Corp.
5.250%, 07/01/2014 (i)	1,071,152	482,018
West Corp.
9.500%, 10/15/2014	500,000	437,500
Total Commercial Services & Supplies		940,768
Computers & Peripherals - 0.4%
Intcomex, Inc.
11.750%, 01/15/2011 (i)	455,000	182,000
Consumer Products - 0.5%
Vitamin Shoppe Industries, Inc.
8.383%, 11/15/2012 (c)	250,000	236,250
Containers & Packaging - 6.0%
Berry Plastic Holdings Corp.
10.250%, 03/01/2016	1,000,000	715,000
Caraustar Industries, Inc.
7.375%, 06/01/2009 (d)	1,000,000	552,500
Portola Packaging, Inc.
8.250%, 02/01/2012 (d) (f)	1,000,000	505,000
Solo Cup Co.
8.500%, 02/15/2014	1,000,000	820,000
Total Containers & Packaging		2,592,500

Diversified Telecommunication Services - 1.3%
Securus Technologies, Inc.
11.000%, 09/01/2011	746,000	557,635
Diversified Telecommunications - 5.1%
Primus Telecommunications IHC, Inc.
14.250%, 05/20/2011 (d) (f) (i)	3,000,000	1,890,000
14.250%, 05/20/2011 (Acquired 05/19/2008, Cost $685,683) (a) (d) (f) (i)	500,000	315,000
Total Diversified Telecommunications		2,205,000
Electrical Equipment - 1.9%
Coleman Cable, Inc.
9.875%, 10/01/2012	1,000,000	806,250
International Wire Group, Inc.
10.000%, 10/15/2011 (h)	26,000	25,870
Total Electrical Equipment		832,120

Electronic Equipment, Instruments & Components - 1.5%
Viasystems, Inc.
10.500%, 01/15/2011	722,000	642,580
Electronics - 1.2%
NXP BV/NXP Funding Llc
10.000%, 07/15/2013 (Acquired 4/2/2009, Cost $170,000) (a) (f)	170,000	123,675
Protection One Alarm Monitoring Inc.
12.000%, 11/15/2011 (i)	425,000	416,500
Total Electronics		540,175

Food & Staples Retailing - 1.5%
Rite Aid Corp.
8.625%, 03/01/2015	1,000,000	665,000
Health Care Equipment & Supplies - 2.0%
Accellent, Inc.
10.500%, 12/01/2013	1,000,000	847,500
Health Care Providers & Services - 1.6%
Select Medical Corp.
7.654%, 09/15/2015 (c)	1,000,000	710,000
Hotels, Restaurants & Leisure - 5.9%
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (d)	500,000	200,000
Landrys Restaurants, Inc.
14.000%, 08/15/2011 (Acquired 5/20/2009, Cost $471,276) (a)	500,000	475,000
Perkins & Marie Callender's, Inc.
10.000%, 10/01/2013	1,000,000	430,000
Real Mex Restaurants, Inc.
10.000%, 04/01/2010	500,000	425,000
Silverleaf Resorts, Inc.
8.000%, 04/01/2010 (i)	1,200,000	1,014,000
Total Hotels, Restaurants & Leisure		2,544,000

Household Durables - 0.1%
TOUSA, Inc.
9.000%, 07/01/2010 (d) (f)	1,000,000	40,000
Waterford Wedgwood PLC
9.875%, 12/01/2010 (Acquired 1/30/2008, Cost $530,970) (a) (d) (f)	500,000	7,014
Total Household Durables		47,014

Household Products - 1.6%
Spectrum Brands, Inc.
12.750%, 10/02/2013 (d)	1,000,000	690,000
IT Services - 1.5%
Unisys Corp.
6.875%, 03/15/2010	750,000	648,750
Machinery - 4.0%
Fantuzzi Finance SA
10.750%, 07/16/2020 (d) (f) (h)	822,000	807,205
Luxfer Holdings
11.330%, 02/06/2012 (f) (i)	80,000	85,550
Milacron Escrow Corp.
11.500%, 05/15/2011 (d) (f)	1,000,000	196,250
Wolverine Tube Inc 15%
15.000%, 03/31/2012 (h)	750,000	637,500
Total Machinery		1,726,505

Marine - 0.9%
Ultrapetrol Bahamas Ltd
9.000%, 11/24/2014	500,000	411,250
Materials - 1.6%
Momentive Performance Materials, Inc.
12.500%, 06/15/2014 (Acquired 6/15/2009, Cost $641,134) (a)(i)	850,000	701,250
Media - 3.0%
Charter Comm. Holdings I LLC/Charter Comm. Holdings I Capital Corp.
13.500%, 01/15/2014 (d)	1,000,000	8,750
11.750%, 05/15/2014 (d)	1,000,000	6,250
Knight Ridder, Inc.
7.125%, 06/01/2011	750,000	246,562
Satelites Mexicanos SA de CV
9.348%, 11/30/2011 (c)	500,000	397,500
The Sheridan Group, Inc.
10.250%, 08/15/2011	500,000	300,000
Sun Media Corp.
7.625%, 02/15/2013	500,000	328,750
Vertis, Inc.
13.500%, 04/01/2014 (f)	324,515	1,623
Total Media		1,289,435

Metals & Mining - 2.0%
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (d)	25,000	3,531
Frontera Copper Corp.
10.000%, 06/15/2010	1,300,000	648,240
Neenah Foundry Corp.
9.500%, 01/01/2017 (f)	1,000,000	220,000
Total Metals & Mining		871,771

Multi-line Retail - 0.9%
Brookstone Co, Inc.
12.000%, 10/15/2012	1,000,000	400,000

Oil, Gas & Consumable Fuels - 6.6%
Callon Petroleum Co.
9.750%, 12/08/2010	500,000	190,000
Coalcorp Mining, Inc.
12.000%, 08/31/2011	600,000	279,000
Harvest Operations Corp.
7.875%, 10/15/2011	1,291,000	1,084,440
National Coal Corp.
10.500%, 12/15/2010	750,000	605,625
Ship Finance International Ltd.
8.500%, 12/15/2013	750,000	628,125
Transmeridian Exploration, Inc.
12.000%, 12/15/2010 (d) (f)	1,250,000	81,250
Total Oil, Gas & Consumable Fuels		2,868,440

Paper & Forest Products - 1.0%
Abitibi-Consolidated Co. of Canada
15.500%, 07/15/2010 (Acquired 4/1/2008 and 2/12/2009, Cost $406,922) (a) (d)	531,000	84,960
Cellu Tissue Holdings, Inc.
9.750%, 03/15/2010	350,000	350,000
Total Paper & Forest Products		434,960

Real Estate Investment Trusts (REITs) - 1.0%
iStar Financial, Inc.
8.000%, 03/15/2011 (Acquired 5/8/2009, Cost $478,343) (a)	475,000	414,438
Road & Rail - 0.6%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010	500,000	265,000
Semiconductors & Semiconductor Equipment - 3.5%
Amkor Technology, Inc.
7.750%, 05/15/2013	1,000,000	917,500
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	1,000,000	340,000
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co.
6.875%, 12/15/2011 (d)	2,000,000	1,000
Spansion LLC
11.250%, 01/15/2016 (Acquired 8/2/2007, Cost $955,575) (a) (d)	1,000,000	251,250
Total Semiconductors & Semiconductor Equipment		1,509,750

Special Purpose Entity - 0.3%
Winterhaven Finance BV
8.750%, 12/11/2028 (d) (f) (h)	640,000	128,000
Specialty Retail - 4.4%
Ames True Temper, Inc.
10.000%, 07/15/2012	1,000,000	730,000
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014	1,000,000	795,000
Claires Stores, Inc.
9.625%, 06/01/2015	1,106,877	354,201
Linens 'n Things, Inc.
10.981%, 01/15/2014 (d)	847,045	42,352
Total Specialty Retail		1,921,553

Textiles, Apparel & Luxury Goods - 0.2%
GFSI, Inc.
10.500%, 06/01/2011 (Acquired 9/19/2007, Cost $63,569) (a) (c)	62,000	46,500
Industrias Unidas
8.750%, 03/26/2049 (f) (h)	64,000	40,788
Total Textiles, Apparel & Luxury Goods		87,288

Transportation Infrastructure - 4.9%
Dura 2nd Lien Note
13.721%, 06/25/2018 (Acquired 6/25/2008-3/25/2009, Cost $2,207,535) (a) (f) (h)	2,829,851	2,051,642
USF Corp.
8.500%, 04/15/2010	250,000	92,500
Total Transportation Infrastructure		2,144,142

TOTAL CORPORATE BONDS (Cost $57,738,509)		$32,600,814

OTHER SECURITIES - 3.7%
SlavInvestBank Loan Participation Notes
9.875%, 12/21/2009	100,000	46,000
T4/Halcyon Loan
15.000%, 05/04/2010 (Acquired 5/4/2007-3/27/2009, Cost $981,376) (a) (f) (h)	981,376	981,376
T4/Halcyon Participation Units
Expiration: May 2010, Exercise Price: $1.00 (Acquired 4/30/2008, Cost $0) (a) (f) (h)	14,340	587,370
TOTAL OTHER SECURITIES (Cost $1,052,836)		$1,614,746

Total Investments (Cost $76,118,117) - 88.1%		$38,243,428
	Principal
	Amount
REPURCHASE AGREEMENTS - 9.1%
J.P. Morgan
0.010%, dated 06/30/2009, due 07/01/2009
repurchase price $3,951,555 (e)	3,951,554	3,951,554
TOTAL SHORT TERM INVESTMENTS (Cost $3,951,554)		$3,951,554

Other Assets in Excess of Liabilities - 2.8%		1,214,721
TOTAL NET ASSETS - 100.0%		$43,409,703

Footnotes

Percentages are stated as a percent of net assets.

CAD  Canadian Dollar
EUR  European Monetary Unit
(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2009, the market value of these securities total $ 6,969,336 which represents 16.1% of total net assets.
(b) Non-income producing.
(c)  Variable Rate Security. The rate shown represents the rate at June 30, 2009.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f)  Illiquid security identified by Investment Advisor. The market value of these securities total $8,775,443 which represents 20.2% of total net assets.
(g)  Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at June 30, 2009.
(h) Fair-valued security.  The market value of these securities total $6,325,597, which represents 14.6% of total net assets.
(i)  Security valued utilizing a single broker source.  The market value of these securities total $5,634,213, which represents 13.0% of total net assets.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$855,046	$—	$20,457	(1)	$875,503
Convertible Preferred Stocks	—	—	233,931	(2)	233,931
Investment Companies	1,283,100	—	—		1,283,100
Collateralized Mortgage Obligations	—	40,356	650,194		690,550
Convertible Bonds	—	235,625	709,159		944,784
Corporate Bonds	—	23,823,491	8,777,323		32,600,814
Other Securities	—	46,000	1,568,746		1,614,746
Repurchase Agreements	—	3,951,554	—		3,951,554
Total Investments in Long Securities	$2,138,146	$28,097,026	$11,959,810		$42,194,982

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Machinery	$6,241
Restaurants	478
Transportation Infrastructure	$13,738
$20,457

(2) The Convertible Preferred Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Transportation Infrastructure	$233,931
$233,931

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$11,363,167	$—	$—
Accrued discounts/premiums	61,537	—	—
Realized gain (loss)*	(114,045)	—	—
Change in unrealized appreciation
(depreciation)	(1,788,160)	—	—
Net purchases (sales)	2,454,497	—	—
Transfer in and/or out of Level 3	(17,186)	—	—
Balance as of 6/30/09	$11,959,810	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at June 30, 2009	$(1,808,717)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Distressed Securities & Special Situations- 1 Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE NOTES - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lone Star Note
3.000%, 12/31/2014 (g) (f)	$166,483	$166,483
TOTAL CORPORATE NOTES (Cost $166,483)		$166,483

	Shares
COMMON STOCKS - 48.3%
Auto Components - 0.0%
Tenneco, Inc. (a)	1,330	14,098
Chemicals - 7.6%
Arabian American Development Co. (a) (f)	61,817	207,087
GenTek, Inc. (a)	134,128	2,995,078
OM Group, Inc. (a)	4	116
Texas Petrochemicals, Inc. (a) (f)	20,300	203,000
Total Chemicals		3,405,281

Commercial Services & Supplies - 5.1%
The Brink's Co.	7,068	205,184
Cornell Cos., Inc. (Acquired 3/17/2008-6/12/2008, Cost $889,371) (a) (b)	47,600	771,596
The Geo Group, Inc. (a)	70,809	1,315,631
Total Commercial Services & Supplies		2,292,411

Computers & Peripherals - 0.1%
Adaptec, Inc. (a)	12,955	34,331
Construction & Engineering - 0.8%
Foster Wheeler Ag (a)	7,362	174,848
KBR, Inc.	8,900	164,116
Total Construction & Engineering		338,964

Consumer Finance - 0.1%
Cardtronics, Inc. (a)	8,610	32,804
Diversified Consumer Services - 0.3%
Brink's Home Security Holdings, Inc. (a)	5,128	145,174
Diversified Financial Services - 0.1%
CITI Group, Inc.	31,062	66,783
Quest Capital Corp. (a)	1,050	903
Total Diversified Financial Services		67,686

Electric Utilities - 0.6%
Entergy Corp.	2,625	203,490
ITC Holdings Corp.	1,225	55,566
Total Electric Utilities		259,056

Electronic Equipment, Instruments & Components - 0.4%
Electronic Control Security, Inc. (a) (f) (h)	1,537,859	176,085
Food Products - 0.2%
Cal-Maine Foods, Inc.	4,200	104,832
Total Food Products		104,832

Hotels, Restaurants & Leisure - 1.0%
Famous Dave's Of America, Inc. (a)	68,302	419,374
Lodgian, Inc. (a)	20,055	26,072
Total Hotels, Restaurants & Leisure		445,446

Independent Power Producers & Energy Traders - 0.9%
NRG Energy, Inc. (a)	15,248	395,838
Insurance - 0.4%
Hilltop Holdings, Inc. (a)	14,910	176,982
IT Services - 1.1%
Fidelity National Information Services, Inc.	10,521	209,999
Lender Processing Services, Inc.	9,507	264,010
Total IT Services		474,009

Life Sciences Tools & Services - 0.0%
Innovive Escrow Shares (a) (f) (g)	248,700	0

Media - 1.6%
Deutsche Bank Mexicosa SA (a) (f) (g)	2,181	0
Fisher Communications, Inc. (Acquired 5/23/2008-1/9/2009, Cost $149,839) (b)	7,029	89,901
Global Traffic Network, Inc. (a)	161,670	612,729
Vertis Holdings, Inc. (a) (f)	2,903	0
Total Media		702,630

Metals & Mining - 2.2%
Ivanhoe Mines Ltd. (a)	24,150	135,240
Ormet Corp. (a) (f)	16,432	7,230
White Mountain Titanium Corp. (Acquired 9/2/2008, Cost $693,200) (a) (b) (f)	866,500	823,175
Total Metals & Mining		965,645

Oil, Gas & Consumable Fuels - 3.3%
Canadian Oil Sands Trust (a)	5,775	137,976
Elk Horn Coal Member Units (a) (f) (i)	75,977	588,822
International Coal Group Inc. (a)	50,231	143,661
Linn Energy LLC	20,271	396,703
NuStar GP Holdings, LLC	1,680	38,808
Rosetta Resources, Inc. (a)	12,750	111,563
Williams Cos., Inc.	3,386	52,855
Total Oil, Gas & Consumable Fuels		1,470,388

Paper & Forest Products - 0.1%
KapStone Paper & Packaging Corp (a)	8,721	40,902
Tembec, Inc. (Acquired 6/4/2009, Cost $0) (a) (b) (f)	40,850	19,667
Total Paper & Forest Products		60,569

Pharmaceuticals - 0.1%
Access Pharmaceuticals, Inc. (a) (f)	8,803	19,807
Professional Services - 0.7%
TeamStaff, Inc. (a) (f)	188,404	315,577
Real Estate Investment Trusts (REITs) - 0.8%
Huntingdon Real Estate Investment Trust (Acquired 1/17/2008, Cost $3,659,328) (b)	1,704,550	337,056
Walter Investment Management Corp. (a)	385	5,113
Total Real Estate Investment Trusts (REITs)		342,169

Real Estate Management & Development - 19.6%
IAT Air Cargo Facilities Income Fund (Acquired 1/19/2008 - 8/20/2008 , Cost $18,517,456) (b) (f) (h)	2,686,579	8,765,479
Software - 0.6%
Spare Backup, Inc. (Acquired 9/2/2008, Cost $192,080) (a) (b) (f)	1,382,317	262,640
Specialty Retail - 0.1%
Blockbuster, Inc. - Class A (a)	45,696	30,159
Total Specialty Retail		30,159

Tobacco - 0.5%
Lorillard, Inc.	3,517	238,347
Transportation Infrastructure - 0.0%
Sea Containers Ltd. - Class A (a) (f) (g)	7,500	0
Water Utilities - 0.0%
Pennichuck Corp.	700	15,960
TOTAL COMMON STOCKS (Cost $39,387,525)		$21,552,367

INVESTMENT COMPANIES - 1.3%
Gabelli Global Deal Fund	15,834	214,234
SPDR Trust Series 1	1,050	96,516
UltraShort Lehman 20+ Year Treasury ProShares	3,700	188,404
UltraShort Real Estate ProShares	3,400	66,912
TOTAL INVESTMENT COMPANIES (Cost $664,439)		$566,066

CONVERTIBLE PREFERRED STOCKS - 0.3%
Electric Utilities - 0.3%
Great Plains Energy, Inc. (a)	2,100	120,435
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $117,738)		$120,435

PREFERRED STOCKS - 0.7%
Diversified Financial Services - 0.4%
Citi Group, Inc.	24,617	176,012
Insurance - 0.3%
Hilltop Holdings, Inc.	6,825	151,378
TOTAL PREFERRED STOCKS (Cost $301,207)		$327,390

	Principal
	Amount
CONVERTIBLE BONDS - 1.4%
Media - 1.0%
Playboy Enterprises, Inc.
3.000%, 03/15/2025		612,500	444,063
Real Estate Investment Trusts (REITs) - 0.4%
Huntingdon Real Estate Investment Trust
7.500%, 03/31/2012	CAD	407,050	199,474
TOTAL CONVERTIBLE BONDS (Cost $533,487)			$643,537

CORPORATE BONDS - 24.5%
Airlines - 4.1%
Hawaiian Airlines, Inc. Term Loan B
9.000%, 03/11/2011 (f) (i)		$2,000,000	1,810,000
Auto Components - 0.2%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014 (d)		1,500,000	90,000
Dana Corp.
6.500%, 03/15/2008 (d) (f) (g)		300,000	0
Total Auto Components			90,000

Capital Markets - 0.7%
Jefferies Group, Inc.
5.875%, 06/08/2014		350,000	323,949
Chemicals - 1.0%
JohnsonDiversey
9.625%, 05/15/2012	EUR	350,000	444,356
Consumer Finance - 0.8%
Ford Motor Credit Co. LLC
7.375%, 10/28/2009		$350,000	347,000
Diversified Telecommunication Services - 3.9%
Primus Telecommunications Group, Inc. Term Loan B
9.270%, 02/18/2011 (d) (f) (i)		1,974,293	1,742,314
Gas Utilities - 2.2%
Star Gas Partners LP/ Star Gas Finance Co.
10.250%, 02/15/2013		1,000,000	980,000
Health Care Providers & Services - 0.2%
Human Touch LLC / Interactive Health Finance Corp
15.000%, 03/30/2014 (Acquired 6/18/2009, Cost $96,341) (b) (f) (g)		148,414	96,167
Media - 0.0%
Vertis, Inc.
13.500%, 04/01/2014 (f) (g)		61,802	309
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor SA
5.246%, 12/15/2011 (d) (f)		300,000	150
Specialty Retail - 3.6%
Ames True Temper, Inc.
10.000%, 07/15/2012		840,000	613,200
Broder Brothers Co. PIK
12.000%, 10/15/2013 (d) (f) (i)		1,852,426	972,524
PCA LLC/PCA Finance Corp.
11.875%, 08/01/2009 (d) (f)		311,000	13,248
Total Specialty Retail			1,598,972

Textiles, Apparel & Luxury Goods - 7.0%
GFSI, Inc.
10.500%, 06/01/2011 (Acquired 12/13/2007, Cost $1,560,539) (b) (c) (f)		1,577,000	1,182,750
Unifi, Inc.
11.500%, 05/15/2014 (f)		2,955,000	1,950,300
Total Textiles, Apparel & Luxury Goods			3,133,050

Transportation - 0.8%
Swift Term Loan
3.625%, 05/14/2014 (i)		500,000	372,500
TOTAL CORPORATE BONDS (Cost $13,753,293)			$10,938,767

ESCROW NOTES - 0.0%
Adelphia Communications Corp.
10.250%, 11/01/2006 (a) (f)		182,000	3,412
TOTAL ESCROW NOTES (Cost $2,730)			$3,412

	Shares
WARRANTS - 0.6%
Brazil Ethanol, Inc.
Expiration: March 2011, Exercise Price: $5.00 (Acquired 3/30/2007, Cost $11,640) (a) (b) (f) (g)		14,550	0
Human Touch LLC / Interactive Health Finance Corp
Expiration: June 2019, Exercise Price: $0.01 (g) (f)		1,390	0

White Mountain Titanium Corp.
Expiration: August 2010, Exercise Price: $0.60 (Acquired 9/2/2008, Cost $160,000) (b) (f)	800,000	280,000
Spare Backup, Inc.
Expiration: July 2012, Exercise Price: $1.00 (Acquired 9/2/2008, Cost $0) (b) (f)	590,915	0
TOTAL WARRANTS (Cost $171,640)		$280,000

ENHANCED INCOME SECURITIES - 1.2%
Food Products - 1.2%
B&G Foods, Inc. (Each unit consists of one share of Class A Common Stock and one
12.000%, 10/30/16 subordinated note)	39,185	568,574
TOTAL ENHANCED INCOME SECURITIES (Cost $492,684)		$568,574

	Contracts
PURCHASED OPTIONS - 0.4%
Call Options - 0.2%
Proshares Ultrashort Real Estate Fund
Expiration: January 2011, Exercise Price: $25.00	113	82,490
Total Call Options		82,490
Put Options - 0.2%
iShares Russell 2000
Expiration: December 2009, Exercise Price: $46.00	265	78,837
SPDR Trust Series 1
Expiration: July 2009, Exercise Price: $85.00	10	310
Total Put Options		79,147

TOTAL PURCHASED OPTIONS (Cost $212,232)		$161,637

Total Investments (Cost $55,803,458) - 79.1%		$35,328,668

	Principal
	Amount
REPURCHASE AGREEMENTS - 26.9%
J.P. Morgan
0.010%, dated 6/30/2009, due 7/01/2009
repurchase price $12,023,786 (e)	$12,023,783	12,023,783
TOTAL SHORT TERM INVESTMENTS (Cost $12,023,783)		$12,023,783

Liabilities in Excess of Other Assets - (6.0)%		(2,688,832)
TOTAL NET ASSETS - 100.0%		$44,663,619

(a) Non-income producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2009, the market value of these securities total $12,628,431, which represents 28.3% of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at June 30, 2009.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $19,606,226, which represent 43.9% of total net assets.
(g) Fair-valued security.  The market value of these securities total $262,959, which represents 0.6% of total net assets.
(h) Affiliated issuer.
(i) Security valued utilizing a single broker source.  The market value of these securities total $5,486,160, which represents 12.3% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Distressed Securities & Special Situations- 1 Portfolio
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
AK Steel Holding Corp.	5,990	$114,948
Alcoa, Inc.	9,978	103,073
American Axle & Manufacturing Holdings, Inc.	10,465	36,000
American Express Co.	8,847	205,604
Blue Nile, Inc.	2,600	111,774
Capital One Financial Corp.	8,937	195,542
Garmin Ltd.	5,200	123,864
General Electric Co.	9,100	106,652
Hanesbrands, Inc.	2,625	39,401
Lamar Advertising Co. - Class A	11,360	173,467
Macys, Inc.	8,500	99,960
Manpower, Inc.	1,740	73,672
Marriott International, Inc. - Class A	1,957	43,191
Masco Corp.	5,950	57,001
Mirant Corp.	4,025	63,353
Mohawk Industries, Inc.	5,464	194,956
Omnicom Group, Inc.	3,775	119,214
Oshkosh Corp.	8,243	119,853
Pinnacle Entertainment, Inc.	9,100	84,539
Redwood Trust, Inc.	3,832	56,560
Royal Caribbean Cruises Ltd.	8,750	118,475
Sprint Nextel Corp.	19,950	95,960
The Walt Disney Co.	3,850	89,820
Wynn Resorts Ltd.	695	24,534
TOTAL COMMON STOCKS (Proceeds $2,479,839)		2,451,413

INVESTMENT COMPANIES
iShares CDN S&P/TSX Capped REIT Index Fund	6,480	51,421
iShares Russell 2000 Index Fund	3,650	186,004
iShares Russell 2000 Value Index Fund	1,090	50,717
iShares S&P Mid Cap 400 Index Fund	1,350	78,016
KBW Regional Banking ETF	14,550	266,702
Powershares Etf Trust	350	4,837
Retail HOLDRs Trust	636	49,303
SPDR S&P Homebuilders ETF	7,717	90,675
SPDR S&P Retail ETF	8,062	224,446
TOTAL INVESTMENT COMPANIES (Proceeds $1,220,437)		1,002,121

	Principal
	Amount
CORPORATE BONDS
Kaiser Aluminum & Chemical Corp.
12.75%, 02/01/2003	$1,157,000	0
Terex Corp.
8.00%, 11/15/2017	600,000	461,250
TOTAL CORPORATE BONDS (Proceeds $590,290)		461,250

Total Securities Sold Short (Proceeds $4,290,566)		$3,914,784

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Distressed Securities & Special Situations- 1 Portfolio
Schedule of Options Written
June 30, 2009 (Unaudited)

	Contracts	Value
CALL OPTIONS
SPDR Trust Series 1
Expiration: July 2009, Exercise Price: $100.00	10	$60
Total Options Written (Premiums received $1,027)		$60

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$20,963,545	$—	$588,822	(1)	$21,552,367
Convertible Preferred Stocks	—	120,435 (2)	—		120,435
Preferred Stocks	327,390	—	—		327,390
Enhanced Income Securities	568,574	—	—		568,574
Investment Companies	566,066	—	—		566,066
Purchased Options	161,637	—	—		161,637
Convertible Bonds	—	643,537	—		643,537
Corporate Bonds	—	7,290,286	3,648,481		10,938,767
Escrow Notes	—	3,412	—		3,412
Warrants	—	280,000	—		280,000
Corporate Notes	—	—	166,483		166,483
Repurchase Agreements	—	12,023,783	—		12,023,783
Total Long Investments in Securities	$22,587,212	$20,361,453	$4,403,786		$47,352,451

Securities Sold Short:
Common Stocks	$(2,451,413)	$—	$—		$(2,451,413)
Investment Companies	(1,002,121)	—	—		(1,002,121)
Corporate Bonds	—	(461,250)	—		(461,250)
Total Securities Sold Short	$(3,453,534)	$(461,250)	$—		$(3,914,784)

Written Options	$(60)	$—	$—		$(60)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Oil, Gas & Consumable Fuels	$588,822
	$588,822

(2) The Convertible Preferred Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Electric Utilities	$120,435
	$120,435

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$6,068,551	$—	$—
Accrued discounts/premiums	(90,609)	—	—
Realized gain (loss)	(1,160,032)	—	—
Change in unrealized appreciation
(depreciation)	2,645,744	—	—
Net purchases (sales)	(3,059,011)	—	—
Transfer in and/or out of Level 3	(857)	—	—
Balance as of 6/30/09	$4,403,786	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at June 30, 2009	$1,415,094	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.1%
Auto Components - 0.4%
Raser Technologies, Inc. (a)	40,000	$112,000
Chemicals - 3.1%
Agrium, Inc.	6,000	239,340
Migao Corp. (a)	50,000	330,998
Neo Material Technologies, Inc. (a)	150,000	265,658
Sociedad Quimica y Minera De Chile SA - ADR	3,000	108,570
Total Chemicals		944,566

Commercial Services & Supplies - 1.0%
Covanta Holding Corp. (a)	5,000	84,800
EnerNOC, Inc. (a)	5,000	108,350
Tetra Tech, Inc. (a)	4,000	114,600
Total Commercial Services & Supplies		307,750

Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	5,000	115,650
Diversified Financial Services - 0.3%
Climate Exchange PLC (a)	7,500	105,683
Electric Utilities - 0.2%
Acciona SA	500	61,445
Electrical Equipment - 3.6%
Advanced Battery Technologies, Inc. (a)	30,000	120,600
American Superconductor Corporation (a)	4,500	118,125
Centrotherm Photovoltaics AG (a)	2,500	108,406
Clear Skies Solar, Inc. (a)	66,428	3,388
Gamesa Corp. Tecnologica SA	3,000	56,858
GT Solar International, Inc. (a)	16,000	85,120
Heliocentris Fuel Cells AG (a) (d)	14,000	88,380
Nordex AG (a)	5,000	78,420
Q-Cells SE (a)	1,560	31,732
Roth & Rau AG (a)	2,500	81,401
Solarworld AG	4,000	94,104
Suntech Power Holdings Co., Ltd. - ADR (a)	3,500	62,510
Vestas Wind System A/S (a)	1,500	107,517
Yingli Green Energy Holdings Co. Ltd. - ADR (a)	4,000	54,200
Total Electrical Equipment		1,090,761

Electronic Equipment, Instruments & Components - 1.7%
Catch The Wind Ltd. (Acquired 8/8/2008, Cost $187,707) (a) (b) (d)	148,000	207,402
Itron, Inc. (a)	1,500	82,605
Maxwell Technologies, Inc. (a)	8,000	110,640
SunPower Corp. - Class A (a)	4,000	106,560
Total Electronic Equipment, Instruments & Components		507,207

Energy Equipment & Services - 2.3%
Aeroquest International Ltd. (a)	154,000	65,538
Hanwei Energy Services Corp. (a)	215,000	260,628
Helix Wind Corp Units (a) (e)	150,000	150,000
Ur-Energy Inc. (a)	300,000	232,128
Total Energy Equipment & Services		708,294

Food Products - 0.9%
Archer-Daniels-Midland Co.	4,000	107,080
Bunge Ltd.	1,000	60,250
Cosan Ltd. - Class A (a)	20,000	103,600
Total Food Products		270,930

Independent Power Producers & Energy Traders - 1.3%
EDP Renovaveis Sa (a)	10,000	102,409
Iberdrola Renovables SA	15,000	68,495
McKenzie Bay International Ltd. (Acquired 9/2/2008-9/5/2008, Cost $95,023) (a) (b) (d)	1,190,000	59,500
Ormat Technologies, Inc.	2,500	100,775
Sechilienne-Sidec	2,200	76,262
Total Independent Power Producers & Energy Traders		407,441

Machinery - 0.8%
Badger Meter, Inc.	3,000	123,000
China Wind Systems, Inc. (a)	86,000	80,840
Energy Recovery, Inc. (a)	5,000	35,400
Total Machinery		239,240

Marine - 1.4%
Navios Maritime Partners LP	43,700	437,000
Metals & Mining - 10.5%
Apollo Gold Corp. (a)	1,200,000	504,000
Breakwater Resources Ltd (a)	500,000	124,661
Cameco Corp.	12,000	307,200
Canplats Resources Corp. (a)	175,000	261,789
Capital Gold Corp. (a)	210,000	122,770
Capital Gold Corp. (a)	90,000	53,100
Capstone Mining Corp. (a)	145,500	321,485
Dynasty Metals & Mining, Inc. (a)	70,000	214,848
Energold Drilling Corp. (a)	132,100	215,785
MagIndustries Corp. (a)	1,000,000	498,646
Major Drilling Group International, Inc.	6,000	94,193
Phoscan Chemical Corp. (a)	505,500	173,838
Tournigan Energy Ltd. (a)	1,141,500	321,332
Total Metals & Mining		3,213,647

Oil, Gas & Consumable Fuels - 34.4%
Buckeye Partners L P	10,100	432,583
Capital Product Partners LP - ADR	48,000	432,960
Copano Energy LLC	26,800	430,140
Delavaco Energy, Inc. (Acquired 7/28/2008, Cost $490,388) (a) (b) (d) (e)	250,000	429,867
Duncan Energy Partners LP	26,700	431,739
Energy Transfer Partners LP	10,700	433,243
Enterprise Products Partners LP	17,300	431,462
Enbridge Energy Management LLC (a)	33,300	1,207,125
Falcon Oil & Gas Ltd. (a)	1,000,000	378,283
Genesis Energy LP	33,400	424,848
Kinder Morgan Management LLC (a)	26,800	1,210,556
Legacy Reserves LP	33,300	431,568
Linn Energy LLC	22,100	432,497
Magellan Midstream Partners LP	12,500	434,500
Martin Midstream Partners LP	21,500	443,760
NuStar Energy LP	8,100	437,643
ONEOK Partners LP	9,825	449,887
Pan Orient Energy Corp. (a)	75,000	361,088
Plains All American Pipeline LP	10,300	438,265
Provident Energy Trust	70,600	347,352
Riversdale Mining Ltd. (a)	22,500	96,092
Targa Resources Partners LP	30,900	428,583
Total Oil, Gas & Consumable Fuels		10,544,041

Paper & Forest Products - 1.8%
Shanghai Songrui Forestry Products, Inc. (Acquired 6/19/2008 and 12/19/2008, Cost $650,118) (a) (b) (d) (e)	660,000	567,425
Semiconductors & Semiconductor Equipment - 0.0%
Surfect Holdings, Inc. (Acquired 7/31/2008, Cost $300,000) (a) (b) (d)	6,000,000	14,700
TOTAL COMMON STOCKS (Cost $20,510,271)		$19,647,780

INVESTMENT COMPANIES - 10.7%
Deutsche Bank AG (a)	8,410	626,461
Fiduciary/Claymore MLP Opportunity Fund	23,000	351,900
Kayne Anderson Energy Total Return Fund	19,000	348,460

Kayne Anderson MLP Investment Co.	16,200	355,590
Proshares Ultra S&P500	35,287	922,402
Tortoise Energy Capital Corp.	18,500	331,335
Tortoise Energy Infrastructure Corp.	13,221	336,607
TOTAL INVESTMENT COMPANIES (Cost $2,739,611)		$3,272,755

WARRANTS - 0.0%
Shanghai Songrui Warrants
Expiration: June 2010, Exercise Price: $1.50 (Acquired 6/19/2008 and 12/19/2008, Cost $0) (b) (d) (e)	330,000	0
TOTAL WARRANTS (Cost $0)		$0

	Contracts
PURCHASED OPTIONS - 0.7%
Put Options - 0.7%
Agrium Inc.
Expiration: July 2009, Exercise Price: $35.00	60	2,400
Cameco Corp.
Expiration: December 2009, Exercise Price: $20.00	120	14,400
First Solar, Inc.
Expiration: July 2009, Exercise Price: $150.00	20	6,200
Market Vectors Gold Miners
Expiration: September 2009, Exercise Price: $37.00	330	94,050
Oil Services Holders Trust
Expiration: August 2009, Exercise Price: $90.00	270	90,450
Total Put Options		207,500

TOTAL PURCHASED OPTIONS (Cost $261,601)		$207,500

Total Investments (Cost $23,511,483) - 75.5%		$23,128,035

	Principal
	Amount
REPURCHASE AGREEMENTS - 22.9%
J.P. Morgan
0.010%, dated 6/30/2009 due 7/1/2009 repurchase price $7,018,052 (c)	$7,018,050	7,018,050
TOTAL SHORT TERM INVESTMENTS (Cost $7,018,050)		$7,018,050

Other Assets in Excess of Liabilities - 1.6%		494,235
TOTAL NET ASSETS - 100.0%		$30,640,320

Footnotes

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt
(a) Non Income Producing
(b)  Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2009, the market value of these securities total $1,278,894, which represents 4.2% of total net assets.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(d) Illiquid Security identified by Investment Advisor. The market value of these securities total $1,367,274, which represents 4.5% of total net assets.
(e) Fair-valued security. The market value of these securities total $1,147,292, which represents 3.7% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
First Solar, Inc.	500	$81,060
MEMC Electronic Materials, Inc.	5,000	89,050
TOTAL COMMON STOCK (Proceeds $174,945)		170,110

INVESTMENT COMPANIES
Claymore/MAC Global Solar Energy Index ETF	17,700	168,858
First Trust Global Wind	10,000	149,700
Proshares Ultra S&P500	10,000	261,400
Proshares Ultrashort 20+ Year Treasury	6,834	347,987
TOTAL INVESTMENT COMPANIES (Proceeds $950,978)		927,945

Total Securities Sold Short (Proceeds $1,125,923)		$1,098,055

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Schedule of Options Written
June 30, 2009 (Unaudited)

	Contracts	Value

CALL OPTIONS
Agrium, Inc.
Expiration: July 2009, Exercise Price: $45	60	$2,700
Cameco Corp.
Expiration: December 2009, Exercise Price: $30.00	120	21,000
Total Call Options		23,700

PUT OPTIONS
Cameco Corp.
Expiration: January 2010, Exercise Price: $15.00	240	12,000
First Solar Inc.
Expiration: July 2009, Exercise Price: $135	20	1,700
Market Vectors Gold Miners
Expiration: September 2009, Exercise Price: $39.00	165	79,200
Oil Services Holders Trust
Expiration: October 2009, Exercise Price: $95.00	135	110,700
Total Put Options		203,600
Total Options Written (Premiums received $263,652)		$227,300

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$17,768,775	$731,713	(1)	$1,147,292	(2)	$19,647,780
Investment Companies	3,272,755	—		—		3,272,755
Warrants	—	—		—	*	—
Purchased Options	207,500	—		—		207,500
Repurchased Agreements	—	7,018,050		—		7,018,050
Total Investments in Securities	$21,249,030	$7,749,763		$1,147,292		$30,146,085

Securities Sold Short:
Common Stocks	$(170,110)	$—		$—		$(170,110)
Investment Companies	(927,945)	—		—		(927,945)
Total Securities Sold Short	$(1,098,055)	$—		$—		$(1,098,055)

Options Written	$(227,300)	$—		$—		$(227,300)

* Shares held were less than a dollar

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Electrical Equipment	$108,406
Metals & Mining	623,307
$731,713

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Energy Equipment and Services	$150,000
Oil, Gas & Consumable Fuels	429,867
Paper and Forest Products	567,425
$1,147,292

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities, at value	Short Sales	Other Financial Instruments**
Balance as of 12/31/08	$939,651	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation
(depreciation)	57,641	—	—
Net purchases (sales)	150,000	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 6/30/09	$1,147,292	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at June 30, 2009	$57,641	$—	$—

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Event Driven and Risk Arbitrage Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.6%
Aerospace & Defense - 6.0%
Axsys Technologies, Inc. (a)	14,000	$750,960
Herley Industries, Inc. (a)	39,000	427,830
Total Aerospace & Defense		1,178,790

Beverages - 0.1%
Dr Pepper Snapple Group, Inc. (a)	1,000	21,190
Biotechnology - 5.6%
Biogen Idec, Inc. (a)	4,000	180,600
Cougar Biotechnology, Inc. (a)	20,000	859,200
Monogram Biosciences, Inc. (a)	15,000	67,950
Total Biotechnology		1,107,750

Building Products - 0.7%
Griffon Corp. (a)	16,090	133,869
Capital Markets - 1.3%
Legg Mason, Inc.	2,000	48,760
SWS Group, Inc.	15,000	209,550
Total Capital Markets		258,310

Chemicals - 2.9%
Ferro Corp.	24,000	66,000
Nova Chemicals Corp.	84,000	498,120
Total Chemicals		564,120

Commercial Banks - 1.5%
PNC Financial Services Group, Inc.	7,500	291,075
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	4,000	97,640
Communications Equipment - 0.9%
Emulex Corp. (a)	19,000	185,820
Computers & Peripherals - 10.5%
Data Domain, Inc. (a)	10,000	333,500
Diebold, Inc.	22,000	579,920
SanDisk Corp. (a)	16,000	235,040
Sun Microsystems, Inc. (a)	100,000	922,000
Total Computers & Peripherals		2,070,460

Consumer Finance - 2.8%
American Express Co.	5,000	116,200
SLM Corp. (a)	43,000	441,610
Total Consumer Finance		557,810

Diversified Consumer Services - 1.4%
Corinthian Colleges, Inc. (a)	4,000	67,720
H&R Block, Inc.	12,000	206,760
Total Diversified Consumer Services		274,480

Diversified Telecommunication Services - 1.0%
Asia Satellite Telecommunications Holdings Ltd.	24,000	27,406

Fibernet Telecom Group, Inc. (a)	14,400	178,848
Total Diversified Telecommunication Services		206,254

Electric Utilities - 0.7%
DPL, Inc.	2,000	46,340
Great Plains Energy, Inc.	6,000	93,300
Total Electric Utilities		139,640

Electrical Equipment - 0.7%
Belden, Inc.	1,000	16,700
SL Industries, Inc. (a)	17,000	119,000
Total Electrical Equipment		135,700

Electronic Equipment, Instruments & Components - 0.7%
Park Electrochemical Corp.	6,000	129,180
Energy Equipment & Services - 0.6%
NATCO Group, Inc. (a)	2,000	65,840
Rowan Cos, Inc.	2,500	48,300
Total Energy Equipment & Services		114,140

Food & Staples Retailing - 0.1%
SUPERVALU, Inc.	2,000	25,900
Food Products - 7.1%
Cadbury PLC - ADR	18,000	619,200
Campbell Soup Co.	10,000	294,200
Sara Lee Corp.	27,000	263,520
Tootsie Roll Industries, Inc.	10,000	226,900
Total Food Products		1,403,820

Health Care Equipment & Supplies - 0.8%
Arthrocare Corp. (a)	12,000	129,600
Conmed Corp. (a)	1,500	23,280
RTI Biologics, Inc. (a)	3,000	12,870
Total Health Care Equipment & Supplies		165,750

Health Care Providers & Services - 0.2%
Chemed Corp.	1,200	47,376
Health Care Technology - 0.1%
AMICAS, Inc. (a)	5,000	13,900
Hotels, Restaurants & Leisure - 1.6%
Churchill Downs, Inc.	3,200	107,712
Dover Motorsports, Inc.	10,000	14,200
Ladbrokes PLC	8,000	24,217
MGM Mirage (a)	2,000	12,780
The Steak N Shake Co. (a)	18,000	157,320
Total Hotels, Restaurants & Leisure		316,229

Household Durables - 1.1%
Centex Corp.	1,000	8,460
Harman International Industries, Inc.	7,000	131,600
Nobility Homes, Inc.	5,000	41,500
Skyline Corp.	1,800	39,150
Total Household Durables		220,710

Independent Power Producers & Energy Traders - 2.5%
Constellation Energy Group, Inc.	14,600	388,068
NRG Energy, Inc. (a)	4,000	103,840
Total Independent Power Producers & Energy Traders		491,908

Insurance - 1.0%
CNA Surety Corp. (a)	3,000	40,470
Willis Group Holdings Ltd.	6,000	154,380
Total Insurance		194,850

Internet Software & Services - 1.3%
Yahoo!, Inc. (a)	16,000	250,560
IT Services - 0.1%
Affiliated Computer Services, Inc. - Class A (a)	500	22,210
Machinery - 1.2%
Ampco-Pittsburgh Corp.	6,000	140,700
Navistar International Corp. (a)	2,200	95,920
Total Machinery		236,620

Media - 5.6%
CBS Corp. - Class A Voting	10,000	69,500
Clear Channel Outdoor Holdings, Inc. - Class A (a)	44,000	233,200
Discovery Communications, Inc. - Class A (a)	5,000	112,750
Discovery Communications, Inc. - Class C (a)	1,000	20,530
DISH Network Corp. - Class A (a)	16,000	259,360
Fisher Communications, Inc.	14,000	179,060
Liberty Media Corp. - Capital Series A (a)	1,000	13,560
Liberty Media Corp. - Entertainment Series A (a)	8,000	214,000
Media General, Inc. - Class A	3,000	6,330
Salem Communications Corp. - Class A (a)	2,000	1,920
Total Media		1,110,210

Metals & Mining - 1.5%
Alcoa, Inc.	20,000	206,600
Lonmin PLC	2,554	49,288
Rio Tinto PLC - ADR	200	32,774
WHX Corp. (a)	5,000	13,000
Total Metals & Mining		301,662

Mobile Homes - 0.6%
Cavalier Homes, Inc. (a)	45,400	123,942
Multi-Utilities - 1.7%
GDF Suez - Strip VVPR (a) (d)	3,054	4
NorthWestern Corp.	15,000	341,400
Total Multi-Utilities		341,404

Oil, Gas & Consumable Fuels - 2.2%
Addax Petroleum Corp.	8,000	339,286
Anadarko Petroleum Corp.	1,500	68,085
James River Coal Co. (a)	1,000	15,130
WesternZagros Resources Ltd. (a)	15,000	20,762
Total Oil, Gas & Consumable Fuels		443,263

Pharmaceuticals - 7.5%
Indevus Pharmaceuticals, Inc. Escrow Shares (a) (c)	10,000	11,000
Schering-Plough Corp.	30,000	753,600
Wyeth	16,000	726,240
Total Pharmaceuticals		1,490,840

Semiconductors & Semiconductor Equipment - 0.4%
International Rectifier Corp. (a)	5,000	74,050
Software - 1.8%

GSE Systems, Inc. (a)	2,500	16,875
i2 Technologies, Inc. (a)	2,000	25,100
Mentor Graphics Corp. (a)	4,000	21,880
Take-Two Interactive Software, Inc.	30,000	284,100
Total Software		347,955

Specialty Retail - 0.3%
Midas, Inc. (a)	5,000	52,400
Textiles, Apparel & Luxury Goods - 0.0%
Heelys, Inc.	2,000	3,980
Thrifts & Mortgage Finance - 1.2%
Flushing Financial Corp.	2,000	18,700
NewAlliance Bancshares, Inc.	18,000	207,000
Total Thrifts & Mortgage Finance		225,700

Trading Companies & Distributors - 0.6%
Kaman Corp.	7,000	116,900
Wireless Telecommunication Services - 12.2%
Centennial Communications Corp. (a)	160,000	1,337,600
Millicom International Cellular SA (a)	1,500	84,390
Price Communications Corp. Liquid Trust (a) (c)	1,000	0
Sprint Nextel Corp. (a)	30,000	144,300
Telephone & Data Systems, Inc. - Special Shares	24,000	623,040
US Cellular Corp. (a)	6,000	230,700
Total Wireless Telecommunication Services		2,420,030

TOTAL COMMON STOCKS (Cost $19,680,339)		$17,908,397

CONVERTIBLE PREFERRED STOCKS - 0.1%
Media - 0.1%
Shaw Communications, Inc. - Class B	1,000	16,860
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,892)		$16,860

RIGHTS - 0.0%
Pharmaceuticals - 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)	9,000	2,430
TOTAL RIGHTS (Cost $0)		$2,430

Total Investments (Cost $19,693,231) - 90.7%		$17,927,687

	Principal
	Amount
REPURCHASE AGREEMENTS - 9.4%
J.P. Morgan
0.010%, dated 06/30/2009, due 07/01/2009
repurchase price $1,865,253 (b)	$1,865,252	1,865,252
TOTAL REPURCHASE AGREEMENTS (Cost $1,865,252)		$1,865,252

Liabilities in Excess of Other Assets - (0.1)%		(18,313)
TOTAL NET ASSETS - 100.0%		$19,774,626

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Fair-valued security.  The market value of these securities total $11,000, which represents 0.1% of total net assets.
(d) Illiquid security identified by Investment Advisor. The market value of these securities total $4, which represents 0.0% of total net assets.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$17,897,397	$—	$11,000	(1)	$17,908,397
Convertible Preferred Stocks	16,860	—	—		16,860
Rights	2,430	—	—		2,430
Repurchase Agreements	—	1,865,252	—		1,865,252
Total Investments in Securities	$17,916,687	$1,865,252	$11,000		$19,792,939

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Pharmaceuticals	$11,000
	$11,000

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$—	—	—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation
(depreciation)	11,000	—	—
Net purchases (sales)	—	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 6/30/09	$11,000	—	—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at June 30, 2009	$11,000	—	—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Global Hedged Income Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 28.9%
Chemicals - 0.9%
Fertilizantes Fosfatados SA (a)	30,000	$228,885
Commercial Banks - 2.5%
Banco Latinoamericano de Comercio Exterior SA	49,050	609,692
Construction Materials - 1.2%
Holcim Philippines, Inc.	4,500,000	289,870
Diversified Telecommunication Services - 4.2%
Bezeq Israeli Telecommunication Corp. Ltd. (a)	150,000	277,170
Chunghwa Telecom Co. Ltd. - ADR	22,742	450,974
Telekomunikasi Indonesia Tbk PT - ADR	10,000	299,800
Total Diversified Telecommunication Services		1,027,944

Electric Utilities - 5.3%
CPFL Energia SA - ADR	15,000	726,600
Light SA (a)	40,000	550,140
Total Electric Utilities		1,276,740

Independent Power Producers & Energy Traders - 2.2%
Tractebel Energia SA - ADR	55,000	524,799
Metals & Mining - 1.5%
Gerdau SA	35,000	366,450
Oil, Gas & Consumable Fuels - 2.6%
Ecopetrol SA - ADR	15,000	365,850
Thai Oil PCL (a)	250,000	260,493
Total Oil, Gas & Consumable Fuels		626,343

Personal Products - 1.3%
Natura Cosmeticos	25,000	329,931
Real Estate Management & Development - 1.6%
Iguatemi Empresa de Shopping Centers SA	40,000	383,771
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15,000	141,150
Wireless Telecommunication Services - 5.0%
America Movil SAB de CV - Series L - ADR	13,000	503,360
Philippine Long Distance Telephone Co. - ADR	10,000	497,200
Turkcell Iletisim Hizmet AS - ADR	15,000	207,900
Total Wireless Telecommunication Services		1,208,460

TOTAL COMMON STOCKS (Cost $7,725,221)		$7,014,035

PREFERRED STOCKS - 15.5%
Beverages - 2.1%
Cia de Bebidas das Americas	8,000	518,640
Diversified Telecommunication Services - 0.9%
Telecomunicacoes de Sao Paulo SA	10,000	222,400
Electric Utilities - 2.2%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Class B (a)	30,000	531,717
Independent Power Producers & Energy Traders - 3.0%
AES Tiete SA	70,000	731,500
Machinery - 1.3%
Marcopolo SA	134,000	304,313

Metals & Mining - 3.3%
Usinas Siderurgicas de Minas Gerais SA - ADR	22,500	481,617
Vale SA	20,000	307,000
Total Metals & Mining		788,617

Oil, Gas & Consumable Fuels - 1.8%
Petroleo Brasileiro SA	13,000	433,680
Paper & Forest Products - 0.9%
Votorantim Celulose e Papel SA - ADR (a)	20,000	214,200
TOTAL PREFERRED STOCKS (Cost $3,910,196)		$3,745,067

INVESTMENT COMPANIES - 0.7%
Direxion Financial Bear 3X (a)	37,500	174,750
TOTAL INVESTMENT COMPANIES (Cost $226,886)		$174,750

	Principal
	Amount
CORPORATE BONDS - 39.4%
Airlines - 3.0%
TAM Capital, Inc.
7.375%, 04/25/2017		$1,000,000	735,000
Commercial Banks - 22.7%
Banco ABN AMRO Real S.A.
16.200%, 02/22/2010 (Interest linked to Brazil PTAX Rate) (g)	BRL	800,000	420,515
Banco Bradesco S.A.
14.800%, 01/04/2010 (Interest linked to Brazil PTAX Rate) (g)	BRL	700,000	364,379
HSBC Bank PLC for Intercity - Ekim Turizm Ticaret ve Sanayi Ltd.
10.000%, 05/29/2012 (Credit linked to Ekim Turizm Ticaret ve Sanayi until 2012)	EUR	900,000	1,010,058
(Acquired 05/24/2007, Cost $1,208,790) (c) (g) (h) (i)
North Korea Debt Corp.
0.000%, 03/12/2010 (f) (h) (i)	CHF	4,000,000	257,696
Renaissance Capital
14.500%, 10/11/2009 (Acquired 07/09/2008, Cost $983,640) (c) (d) (h) (i)	RUB	23,000,000	660,432
Royal Bank of Scotland Plc for Ritzio International Ltd.
10.000%, 07/27/2010 (h) (i)		$2,500,000	462,500
Standard Bank PLC
16.000%, 08/06/2009 (Credit linked to Dominican Republic due 08/07/2009) (g) (h) (i)		2,064,897	1,780,974
6.350%, 09/15/2011 (Credit linked to Hidroelectica el Chocon SA Series 324) (d) (g) (h) (i)		383,332	272,166
12.236%, 09/15/2011 (Credit linked to Hidroelectica el Chocon SA Series 325) (d) (g) (h) (i)		383,332	272,166
Total Commercial Banks			5,500,886

Consumer Electronics - 0.2%
HD Capital SA for Profilo Telra Elektronik Sanayi Ve Ticaret AS
10.750%, 12/07/2011 (f) (i)	EUR	500,000	56,115
Diversified Financial Services - 3.4%
Marfrig Overseas Ltd.
9.625%, 11/16/2016		$1,000,000	820,000
Diversified Telecommunication Services - 1.3%
Tricom S.A.
11.375%, 09/01/2004 (f) (h)		1,450,000	304,500
Electric Utilities - 2.5%
Empresa de Energiea de Bogota SA ESP
10.500%, 10/09/2017		750,000	600,000
Metals & Mining - 1.4%
Steel Capital 9.75% 7/29/2013
9.750%, 07/29/2013		400,000	338,000

Real Estate Management & Development - 4.9%
Agile Property Holdings Ltd.
9.000%, 09/22/2013		750,000	682,475
IRSA Inversiones y Representaciones SA
8.500%, 02/02/2017		500,000	330,000
Teorema Holding Ltd.
11.000%, 10/27/2009 (d) (h) (i)		1,000,000	175,000
Total Real Estate Management & Development			1,187,475

TOTAL CORPORATE BONDS (Cost $16,024,802)			$9,541,976

FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
Brazil-Letra Tesouro Nacional
10.760, 07/01/2009 (b)	BRL	1,890,000	964,532
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $835,473)			$964,532

Total Investments (Cost $28,722,578) - 88.5%			$21,440,360

REPURCHASE AGREEMENTS - 3.2%
J.P. Morgan
0.010%, dated 06/30/2009, due 07/01/2009		$784,874	784,874
repurchase price $784,874 (e)			$784,874
TOTAL REPURCHASE AGREEMENTS (Cost $784,874)

Other Assets in Excess of Liabilities - 8.3%			2,006,620
TOTAL NET ASSETS - 100.0%			$24,231,854

Footnotes

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt
BRL  Brazil Real
CHF  Swiss Francs
EUR  European Monetary Unit
RUB  Russian Ruble

(a) Non-income producing.
(b) Zero coupon bond. Effective yield is listed.
(c) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2009, the market value of these securities total $1,670,490, which represents 6.9% of total net assets.
(d) Variable Rate Security. The rate shown represents the rate at June 30, 2009.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Default or other conditions exist and security is not presently accruing income.
(g) Structured note. Investment performance is partially or wholly derived from an underlying source.
(h) Illiquid security identified by Investment Advisor. The market value of these securities total $5,195,492, which represents 21.4% of total net assets.
(i)  Security valued utilizing a single broker source.  The market value of these securities total $4,947,107, which represents 20.4% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Global Hedged Income Portfolio
Schedule of Future Contracts
June 30, 2009 (Unaudited)

		Unrealized Appreciation/
FUTURES CONTRACTS PURCHASED	Contracts	Depreciation
Australia 3 Year Bond Future	130	$(42,627)
U.S. 5 Year Treasury Note Future	25	(3,125)
TOTAL FUTURES CONTRACTS PURCHASED		$(45,752)

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of June 30, 2009:

Description	Level 1	Level 2		Level 3	Total
Common Stocks	$6,785,150	$228,885	(1)	$—	$7,014,035
Preferred Stocks	3,213,350	531,717	(2)	—	3,745,067
Investment Companies	174,750	—		—	174,750
Corporate Bonds	—	4,650,984		4,890,992	9,541,976
Foreign Government Obligations	—	964,532		—	964,532
Repurchase Agreements	—	784,874		—	784,874
Total Investments in Securities	$10,173,250	$7,160,992		$4,890,992	$22,225,234

Other Financial Instruments*
Futures Contracts Purchased	$(45,752)	$—		$—	$(45,752)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Chemicals	$228,885
$228,885

(2) The Preferred Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Electric Utilities	$531,717
$531,717

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$10,691,613	$—	$—
Accrued discounts/premiums	4,085	—	—
Realized gain (loss)*	(2,672,329)	—	—
Change in unrealized appreciation	851,955
(depreciation)		—	—
Net purchases (sales)	(3,932,205)	—	—
Transfer in and/or out of Level 3	(52,127)	—	—
Balance as of 6/30/09	$4,890,992	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at June 30, 2009	$(1,749,609)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Income Arbitrage Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 12.3%
American Airlines, Inc. Pass through Trust
Series 2001-1, 6.817%, 11/23/2012	$400,000	$322,000
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 2.603%, 05/25/2031	100,978	74,596
Carrington Mortgage Loan Trust
Series 2006-NC1, 4.730%, 08/25/2030	107,721	102,099
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC2 Class A3A, 3.215%, 01/25/2037 (f)	230,392	166,678
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036 (f)	134,523	91,992
DVI Receivables Corp.
Series 2002-2 Class A3A, 5.294%, 09/12/2010 (f)	60,796	28,878
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033 (f)	27,992	2,898
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 2.763%, 10/25/2035	268,115	215,527
GSAMP Trust
Series 2007-HE2 Class A2A, 5.440%, 03/25/2037	252,211	186,611
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	133,280	102,372
Morgan Stanley ABS Capital l
Series 2007-HE1 Class A2A, 2.533%, 11/25/2036	153,084	144,499
Option One Mortgage Loan Trust
Series 2007-Hl1 Class 2A1, 3.343%, 02/25/2038	201,610	166,896
Residential Asset Mortgage Products, Inc.
Series 2006-RS2 Class A2, 3.335%, 01/25/2034 (f)	299,844	197,213
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 4.320%, 11/25/2035	219,760	177,992
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.908%, 04/25/2035	350,000	286,190
Series 2007-BR5 Class A2A, 2.613%, 05/25/2037 (f)	594,040	369,998
Soundview Home Equity Loan Trust
Series 2005-3, 1.002%, 06/25/2035	188,269	181,326
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 7.820%, 07/25/2035 (Acquired 07/20/2005, Cost $134,578) (a) (f)	150,818	2,457
Series 2007-EQ1 Class A2, 3.225%, 03/25/2037 (f)	209,604	134,573
Wells Fargo Home Equity Trust
Series 2005-3 Class AI1A, 3.450%, 11/25/2035	157,306	151,724
TOTAL ASSET BACKED SECURITIES (Cost $3,877,795)		$3,106,519

CORPORATE BONDS - 29.3%
Auto Components - 2.0%
The Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	500,000	505,000
Chemicals - 4.6%
Cytec Industries, Inc.
8.95%, 07/01/2017	250,000	249,305
The Dow Chemical Co.
8.550%, 05/15/2019	500,000	500,890
Lubrizol Corp.
8.875%, 02/01/2019	345,000	400,805
Total Chemicals		1,151,000

Commercial Banks - 0.3%
Shinsei Financial Cayman Ltd.
6.418%, 07/20/2048 (Acquired 2/16/2006, Cost $195,000) (a) (b)	195,000	78,000
Consumer Finance - 4.7%
Capital One Financial Corp.
7.375%, 05/23/2014	625,000	644,487
Discover Financial Services
6.450%, 06/12/2017	55,000	44,626
Ford Motor Credit Co. LLC
7.375%, 10/28/2009	500,000	495,714
Total Consumer Finance		1,184,827

Containers & Packaging - 1.0%
Ball Corp.
6.875%, 12/15/2012	250,000	248,125
Diversified Financial Services - 3.2%
Bank Of America Corp.
7.375%, 05/15/2014	85,000	87,806
7.625%, 06/01/2019	500,000	502,231
CIT Group, Inc.
4.250%, 02/01/2010	250,000	224,447
Total Diversified Financial Services		814,484

Diversified Minerals - 0.4%
Rio Tinto Finance USA Ltd.
8.950%, 05/01/2014	100,000	111,125
Food Products - 1.3%
Conagra Foods, Inc.
5.875%, 04/15/2014	300,000	318,052
Hotels, Restaurants & Leisure - 1.0%
Starwood Hotels & Resorts Worldwide Inc.
6.250%, 02/15/2013	270,000	251,100
Household Durables - 3.4%
Fortune Brands, Inc.
6.375%, 06/15/2014	375,000	372,864
Newell Rubbermaid, Inc.
10.600%, 04/15/2019	165,000	189,756
Whirlpool Corp.
8.600%, 05/01/2014	285,000	297,825
Total Household Durables		860,445

Insurance - 0.4%
MetLife, Inc.
6.400%, 12/15/2066	125,000	89,375
IT Services - 0.6%
First Data Corp.
9.875%, 09/24/2015	230,000	163,300
Office Electronics - 2.0%
Xerox Corp.
8.250%, 05/15/2014	500,000	519,932
Oil, Gas & Consumable Fuels - 2.4%
Energy Transfer Partners LP
9.000%, 04/15/2019	200,000	228,389
Plains All American Pipeline LP
8.750%, 05/01/2019	335,000	380,141
Total Oil, Gas & Consumable Fuels		608,530

Paper & Forest Products - 0.6%
International Paper Co.
9.375%, 05/15/2019	145,000	147,807
Specialty Retail - 1.4%
AutoZone, Inc.
6.500%, 01/15/2014	340,000	352,625
TOTAL CORPORATE BONDS (Cost $7,344,864)		$7,403,727

MORTGAGE BACKED SECURITIES - 94.0%
Banc of America Alternative Loan Trust
Pool #2006-3, 6.000%, 04/25/2036 (f)	371,894	239,814
Bear Stearns Commercial Mortgage Security
Series A-4, 5.694%, 06/11/2050	1,240,000	1,015,561
Federal National Mortgage Association Strip
Series 357 Class 2, 5.000%, 03/01/2035 (g)	3,093,022	512,425
Federal Home Loan Mortgage Corp. Strip
Series 227 Class I0, 5.000%, 12/01/2034 (g)	723,441	117,836
Federal National Mortgage Association 15-Yr. Fixed
Pool #3144, 4.000%, 07/01/2019 (c)	1,000,000	1,000,000
Pool #14836, 5.500%, 08/01/2022 (c)	9,000,000	9,388,125
Pool #9338, 4.500%, 08/01/2019 (c)	7,000,000	7,113,750
Federal National Mortgage Association Interest Strip
Series 337 Class 2, 5.000%, 07/01/2033 (g)	857,013	140,526
Series 343 Class 2, 4.500%, 10/01/2033 (g)	235,513	44,574
Series 353 Class 2, 5.000%, 07/25/2034 (g)	544,779	90,320
Series 356 Class 8, 5.000%, 02/01/2035 (g)	399,164	53,974
Series 356 Class 3, 5.000%, 03/01/2035 (g)	112,841	15,780
Series 356 Class 19, 6.000%, 03/01/2035 (g)	109,306	12,540

GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4, 5.799%, 08/10/2045	4,000,000	3,022,681
GSAMP Trust
Pool #5-WMC2, 0.698%, 11/25/2035	203,841	187,036
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC1 Class A2, 3.295%, 03/25/2036	367,029	314,479
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, 5.380%, 11/15/2048	610,000	465,899
TOTAL MORTGAGE BACKED SECURITIES (Cost $23,685,711)		$23,735,320

U.S. GOVERNMENT AGENCY ISSUES - 2.7%
Federal National Mortgage Association Discount Note
0.411%, 09/23/2009 (d) (h)	100,000	99,965
Federal Home Loan Mortgage Corp. Discount Note
0.602%, 09/08/2009 (d) (h)	575,000	574,835
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $674,243)		$674,800

Total Investments (Cost $35,582,613) - 138.3%		$34,920,366

REPURCHASE AGREEMENTS - 23.1%
J.P. Morgan
0.010%, dated 6/30/2009 due 07/01/2009 repurchase price $5,818,274 (e)	5,818,272	5,818,272
TOTAL SHORT TERM INVESTMENTS (Cost $5,818,272)		$5,818,272

Liabilities in Excess of Other Assets - (61.4)%		(15,498,571)
TOTAL NET ASSETS - 100.00%		$25,240,067

Footnotes

Percentages are stated as a percent of net assets.

(a)  Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2009, the market value of these securities total $80,457, which represents 0.3% of total net assets.
(b)  Variable Rate Security. The rate shown represents the rate at June 30, 2009.
(c)  When-issued security.  As of June 30, 2009, the cost of these securities totals $17,460,000.
(d)  Zero coupon bond.  Effective yield is listed.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f)  Illiquid security identified by Investment Advisor. The market value of these securities total $1,234,501, which represents 4.9% of total net assets.
(g)  Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at June 30, 2009.
(h) All or a portion of the shares have been committed as collateral for futures, swaps, and obligations for purchases of when-issued securities.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Income Arbitrage Portfolio
Schedule of Future Contracts
June 30, 2009 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
Eurodollar 90 Day Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $23,839,200)	96	$503,142
Eurodollar 90 Day Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $5,697,963)	23	30,342
Eurodollar 90 Day Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $11,364,875)	46	44,910
Eurodollar 90 Day Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $16,737,350)	68	38,467
Eurodollar 90 Day Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $3,187,600)	13	(3,158)
Eurodollar 90 Day Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $5,373,225)	22	31,254
Eurodollar 90 Day Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $2,677,263)	11	(6,490)
Eurodollar 90 Day Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $4,851,000)	20	7,537
Eurodollar 90 Day Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $2,901,600)	12	(8,417)
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $2,411,000)	10	(4,913)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $2,406,125)	10	(4,125)
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,401,500)	10	(3,175)
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $2,397,750)	10	(2,438)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $2,154,713)	9	865
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $2,152,800)	9	1,253
Euro-Bobl Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $2,591,361)	16	14,571
Euro-Bond Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $169,858)	1	2,653
Euro-Schatz Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $6,054,740)	40	1,451
10-Year Swap Future, Expiring September 2009
(underlying Face Amount at Market Value $588,047)	5	5,132
U.S. Treasury 10-Year Note Contract, Expiring September 2009
(underlying Face Amount at Market Value $20,695,282)	178	(159,553)

TOTAL FUTURES CONTRACTS PURCHASED		$489,308

SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $238,938)	1	$(790)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $238,713)	1	(703)
U.S. Treasury 2-Year Note Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $41,730,221)	193	77,922
U.S. Treasury 5-Year Note Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $32,924,281)	287	238,095
U.S. Treasury Bond Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $3,550,781)	30	(92,185)
5-Year Swap Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $8,936,875)	79	(100,268)

TOTAL SHORT FUTURES CONTRACTS		$122,071

TOTAL FUTURES CONTRACTS		$611,379

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Income Arbitrage Portfolio
Schedule of Swap Contracts
June 30, 2009 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Termination Date	Notional Value	Moody's Rating of Reference Entity	Maximum Potential Future Payment	Unrealized Appreciation/ (Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	BorgWarner, Inc., 0.800%	Buy	0.80%	3/20/2013	$(1,750,000)	Ba1	$(1,750,000)	$28,211

Goldman Sachs & Co.	CenturyTel, Inc., 6.00%	Buy	1.10%	3/20/2013	(2,000,000)	Baa3	(2,000,000)	(23,852)

Goldman Sachs & Co.	Dow Jones CDX Emerging Markets Index(1)	Buy	1.75%	12/20/2012	(4,000,000)	Ba1	(4,000,000)	258,621

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index(1)	Buy	3.40%	6/20/2010	(900,000)	B2	(900,000)	6,155

Goldman Sachs & Co.	Limited Brands, Inc., 6.125%	Buy	0.88%	3/20/2011	(1,000,000)	Ba3	(1,000,000)	26,785

Goldman Sachs & Co.	Lowes Companies, Inc., 8.250%	Buy	0.15%	3/20/2011	(1,000,000)	A1	(1,000,000)	7,685

Goldman Sachs & Co.	Lowe's Companies, Inc., 8.250%	Buy	0.10%	9/20/2011	(1,000,000)	A1	(1,000,000)	11,758

Goldman Sachs & Co.	Masco Corp., 5.875%	Buy	0.65%	3/20/2011	(1,000,000)	Ba2	(1,000,000)	51,764

Goldman Sachs & Co.	Nordstrom Inc., 5.625%	Buy	0.35%	3/20/2011	(1,000,000)	Baa2	(1,000,000)	26,635

Goldman Sachs & Co.	Nordstrom, Inc.	Buy	0.58%	6/20/2010	(1,000,000)	Baa2	(1,000,000)	8,398

Goldman Sachs & Co.	Radian Group, 0.390%	Buy	0.39%	12/20/2013	(1,000,000)	B3	(1,000,000)	410,870

Goldman Sachs & Co.	Residential Capital, LLC, 6.500%	Buy	1.05%	3/20/2012	(2,000,000)	C	(2,000,000)	832,045

Goldman Sachs & Co.	Southwest Airlines Co.	Buy	1.83%	9/20/2013	(2,500,000)	Baa1	(2,500,000)	32,166

Goldman Sachs & Co.	The Lubrizol Corporation	Buy	0.82%	9/20/2013	(1,500,000)	Baa2	(1,500,000)	(5,460)

Goldman Sachs & Co.	The PMI Group, Inc., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	A1	(1,000,000)	328,580

Goldman Sachs & Co.	Volkswagen Aktiengesellschaft, 4.875%	Buy	0.54%	3/20/2013	(1,500,000)	A3	(1,500,000)	74,074

Goldman Sachs & Co.	Whirlpool Corporation	Buy	1.02%	9/20/2013	(1,000,000)	Baa3	(1,000,000)	54,672

Goldman Sachs & Co.	Pactiv Corporation	Buy	1.75%	3/20/2014	(2,000,000)	Baa2	(2,000,000)	(75,356)

JP Morgan	AUTOZONE, Inc.	Buy	1.35%	12/20/2013	(2,500,000)	Baa2	(2,500,000)	(80,709)

JP Morgan	Temple-Inland, Inc., 2.910%	Buy	1.00%	6/20/2014	(1,000,000)	Ba1	(1,000,000)	2,395

JP Morgan	Wendy's International, Inc., 3.637%	Buy	1.00%	9/20/2014	(1,500,000)	Caa1	(1,500,000)	30,176

JP Morgan	Capital One Bank (USA), National Association	Buy	1.65%	3/20/2014	(2,000,000)	A2	(2,000,000)	(17,092)

Total Credit Default Swap Buy Contracts								1,988,521

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index, 3.250%(1)	Sell	3.25%	12/20/2011	2,670,000	B3	2,670,000	(269,717)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index(1)	Sell	0.90%	6/20/2010	9,000,000	Ba2	9,000,000	(350,738)

Goldman Sachs & Co.	Ford Motor Credit Co., 7.000%	Sell	3.75%	9/20/2010	1,000,000	Caa1	1,000,000	(97,750)

Goldman Sachs & Co.	Markit ABX.HE.AAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,869,890	AAA	1,869,890	(331,315)

Goldman Sachs & Co.	Markit ABX.HE.PENAAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,442,540	AAA	1,442,540	(165,426)

Goldman Sachs & Co.	Markit CDX.NA.IG.9(1)	Sell	0.60%	12/20/2012	2,537,600	Baa2	2,537,600	(1,024)

Goldman Sachs & Co.	Markit CDX.NA.IG.11(1)	Sell	1.50%	12/20/2013	1,000,000	Baa1	1,000,000	26,528

JP Morgan	Markit CDX.NA.HY.12(1)	Sell	5.00%	6/20/2014	1,920,000	B3	1,920,000	44,845

JP Morgan	Markit ABX.HE.AAA.06-1(1)	Sell	0.18%	7/25/2045	2,711,340	AAA	2,711,340	(548,105)

JP Morgan	Residential Capital Corp	Sell	1.08%	6/20/2011	1,000,000	C	1,000,000	(364,232)

JP Morgan	Markit CDX.NA.IG.11(1)	Sell	1.50%	12/20/2013	6,000,000	Baa1	6,000,000	69,010

JP Morgan	Markit CDX.NA.HY.12(1)	Sell	5.00%	6/20/2014	960,000	B3	960,000	(9,978)

JP Morgan	Markit ABX.HE.AAA.06-1(1)	Sell	0.18%	7/25/1945	1,859,605	AAA	1,859,605	(13,838)

Total Credit Default Swap Sell Contracts								(2,011,740)

Total Credit Default Swap Contracts								$(23,219)

(1)  Implied credit rating is shown.  The implied credit rating represents the weighted average credit rating of the underlying securities in the index.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$3,077,641	$28,878	$3,106,519
Corporate Bonds	—	7,403,727	—	7,403,727
Mortgage Backed Securities	—	23,735,320	—	23,735,320
U.S. Government Agency Issues	—	674,800	—	674,800
Repurchase Agreements	—	5,818,272	—	5,818,272
Total Investments in Securities	$—	$40,709,760	$28,878	$40,738,638

Other Financial Instruments*
Credit Default Swap Buy Contracts	$—	$1,988,521	$—	$1,988,521
Credit Default Swap Sell Contracts	—	(2,011,740)	—	(2,011,740)
Total Credit Default Swap Contracts	$—	$(23,219)	$—	$(23,219)

Futures Contracts Purchased	$489,308	$—	$—	$489,308
Short Futures Contracts	122,071	—	—	122,071
Total Futures Contracts	$611,379	$—	$—	$611,379

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$136,828	$—	$—
Accrued discounts/premiums	6,417	—	—
Realized gain (loss)*	(578,782)	—	—
Change in unrealized appreciation (depreciation)	559,560
Net purchases (sales)	(95,145)	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 6/30/09	$28,878	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at June 30, 2009	$5,947	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Earnings Revision-1 Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.1%
Aerospace & Defense - 2.9%
Cubic Corp.	1,940	$69,433
Goodrich Corp.	1,490	74,455
Orbital Sciences Corp. (a)	3,860	58,556
United Technologies Corp.	3,560	184,978
Total Aerospace & Defense		387,422

Beverages - 2.5%
Coca-Cola Enterprises, Inc.	8,580	142,857
PepsiCo, Inc.	3,550	195,108
Total Beverages		337,965

Building Products - 0.4%
Armstrong World Industries Inc. (a)	2,890	47,656
Capital Markets - 0.9%
The Charles Schwab Corp.	6,770	118,746
Chemicals - 0.6%
Ashland Inc New	3,010	84,431
Commercial Services & Supplies - 2.3%
The Brink's Co.	2,340	67,930
Deluxe Corp.	4,970	63,666
RR Donnelley & Sons Co.	6,600	76,692
SYKES Enterprises, Inc. (a)	5,470	98,952
Total Commercial Services & Supplies		307,240

Communications Equipment - 1.9%
QUALCOMM, Inc.	2,820	127,464
Research In Motion Ltd. (a)	810	57,550
Starent Networks Corp. (a)	2,960	72,254
Total Communications Equipment		257,268

Computers & Peripherals - 2.9%
EMC Corp. (a)	7,650	100,215
Hewlett-Packard Co.	3,930	151,894
NetApp, Inc. (a)	6,740	132,913
Total Computers & Peripherals		385,022

Construction & Engineering - 1.1%
URS Corp. (a)	2,960	146,579
Containers & Packaging - 1.1%
Crown Holdings, Inc. (a)	5,890	142,185
Distributors - 1.1%
Genuine Parts Co.	4,560	153,034
Diversified Consumer Services - 1.4%
Apollo Group, Inc. - Class A (a)	2,690	191,313
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	7,310	181,580
Electric Utilities - 1.3%
The Southern Co.	5,410	168,576

Electrical Equipment - 2.0%
AMETEK, Inc.	2,000	69,160
Emerson Electric Co.	3,270	105,948
Thomas & Betts Corp. (a)	2,960	85,426
Total Electrical Equipment		260,534

Electronic Equipment, Instruments & Components - 1.2%
Jabil Circuit, Inc.	20,670	153,371
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	3,090	149,680
Food Products - 3.7%
Hain Celestial Group, Inc. (a)	8,940	139,553
Kraft Foods, Inc. - Class A	5,910	149,759
Ralcorp Holdings, Inc. (a)	3,330	202,864
Total Food Products		492,176

Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	1,630	116,235
Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	11,260	199,752
Humana, Inc. (a)	5,520	178,075
Medco Health Solutions, Inc. (a)	3,490	159,179
Psychiatric Solutions, Inc. (a)	5,150	117,111
Quest Diagnostics, Inc.	1,680	94,803
Total Health Care Providers & Services		748,920

Hotels, Restaurants & Leisure - 2.8%
Ameristar Casinos, Inc.	2,440	46,433
Darden Restaurants, Inc.	4,790	157,974
Jack in the Box, Inc. (a)	4,570	102,597
Penn National Gaming, Inc. (a)	2,440	71,028
Total Hotels, Restaurants & Leisure		378,032

Household Products - 2.0%
Colgate-Palmolive Co.	3,740	264,568
Industrial Conglomerates - 1.3%
Tyco International Ltd	6,600	171,468
Insurance - 0.9%
Aflac, Inc.	1,860	57,827
Hanover Ins Group, Inc.	1,500	57,165
Total Insurance		114,992

Internet & Catalog Retail - 1.2%
priceline.com, Inc. (a)	1,470	163,979
IT Services - 1.9%
Global Payments, Inc.	2,140	80,164
Hewitt Associates, Inc. - Class A (a)	2,410	71,770
SAIC, Inc. (a)	5,560	103,138
Total IT Services		255,072

Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. - Class A (a)	2,050	154,734
Machinery - 1.3%
Cummins, Inc.	4,730	166,543
Media - 1.3%
Grupo Televisa SA - ADR	10,470	177,990
Multiline Retail - 1.6%
Big Lots, Inc. (a)	4,390	92,322

Dollar Tree, Inc. (a)	2,860	120,406
Total Multiline Retail		212,728

Personal Products - 1.4%
Alberto-Culver Co.	5,140	130,710
NBTY, Inc. (a)	1,880	52,866
Total Personal Products		183,576

Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	10,780	218,942
Johnson & Johnson	4,050	230,040
Mylan, Inc. (a)	8,700	113,535
Teva Pharmaceutical Industries Ltd. - ADR	3,870	190,946
Total Pharmaceuticals		753,463

Real Estate Investment Trusts (REITs) - 0.1%
FelCor Lodging Trust, Inc.	4,240	10,430
Road & Rail - 1.8%
Union Pacific Corp.	4,490	233,749
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp.	4,180	68,050
Analog Devices, Inc.	5,530	137,033
Applied Materials, Inc.	11,240	123,303
Xilinx, Inc.	7,580	155,087
Total Semiconductors & Semiconductor Equipment		483,473

Software - 1.8%
Oracle Corp.	7,608	162,963
Symantec Corp. (a)	5,080	79,045
Total Software		242,008

Specialty Retail - 4.2%
Best Buy Co., Inc.	3,530	118,220
O'Reilly Automotive, Inc. (a)	4,560	173,645
Ross Stores, Inc.	3,290	126,994
TJX Cos., Inc.	4,250	133,705
Total Specialty Retail		552,564

Wireless Telecommunication Services - 0.7%
Vodafone Group PLC - ADR	4,880	95,111
TOTAL COMMON STOCKS (Cost $8,222,789)		$9,444,413

INVESTMENT COMPANIES - 1.1%
Financial Select Sector SPDR Fund	12,560	150,343
TOTAL INVESTMENT COMPANIES (Cost $135,557)		$150,343

Total Investments (Cost $8,358,346) - 72.2%		$9,594,756

	Principal
	Amount
REPURCHASE AGREEMENTS - 26.1%
J.P. Morgan
0.010%, dated 06/30/2009, due 07/01/2009
repurchase price $3,462,648 (b)	$3,462,647	3,462,647
TOTAL REPURCHASE AGREEMENTS (Cost $3,462,647)		$3,462,647

Other Assets in Excess of Liabilities - 1.7%		226,011
TOTAL NET ASSETS - 100.0%		$13,283,414

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Earnings Revision-1 Portfolio
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

	Shares	Value
99 Cents Only Stores	11,440	$155,355
Arrow Electronics, Inc.	3,810	80,924
Boeing Co.	1,810	76,925
BorgWarner, Inc.	5,030	171,774
Campbell Soup Co.	5,180	152,396
Cardinal Health, Inc.	5,460	166,803
Carlisle Cos., Inc.	2,900	69,716
Carmax, Inc.	4,740	69,678
Carnival Corp.	4,670	120,346
Caterpillar, Inc.	4,420	146,037
CEC Entertainment, Inc.	2,030	59,844
Cintas Corp.	6,580	150,287
Clorox Co.	2,090	116,685
Commerce Bancshares Inc.	4,800	152,784
Compass Minerals International, Inc.	870	47,772
Costco Wholesale Corp.	5,530	252,721
CR Bard, Inc.	2,460	183,147
DaVita, Inc.	4,320	213,667
Dell, Inc.	11,320	155,424
DENTSPLY International, Inc.	6,410	195,633
Dick's Sporting Goods, Inc.	2,110	36,292
Discover Financial Services	13,890	142,650
DST Systems, Inc.	1,740	64,293
Empresa Brasileira de Aeronautica SA - ADR	4,220	69,883
The Estee Lauder Cos., Inc. - Class A	2,890	94,416
Exelon Corp.	3,080	157,727
Fastenal Co.	4,260	141,304
Formfactor, Inc.	3,870	66,719
Fortune Brands, Inc.	3,530	122,632
Gilead Sciences, Inc.	1,050	49,182
Harris Corp.	3,790	107,484
Healthways, Inc.	5,210	70,074
Heartland Express, Inc.	5,810	85,523
The Hershey Co.	2,850	102,600
Hologic, Inc.	8,030	114,267
Home Depot, Inc.	5,940	140,362
Honda Motor Co. Ltd. - ADR	3,640	99,627
Hormel Foods Corp.	1,290	44,557
Illinois Tool Works, Inc.	1,570	58,624
Infosys Technologies Ltd. - ADR	4,340	159,625
Jack Henry & Associates, Inc.	6,910	143,382
Juniper Networks, Inc.	5,860	138,296
Kaydon Corp.	4,050	131,868
Kimberly-Clark Corp.	1,920	100,666
KLA-Tencor Corp.	4,830	121,957
K-Swiss, Inc. - Class A	5,960	50,660
Lincare Holdings, Inc.	7,900	185,808
Linear Technology Corp.	5,610	130,993
Logitech Intl S A	10,160	142,240
Lorillard, Inc.	1,890	128,085
Magellan Health Services, Inc.	3,370	110,603

Marriott International, Inc. - Class A	4,246	93,701
Merck & Co., Inc.	2,340	65,426
Molex, Inc.	10,660	165,763
National Instruments Corp.	710	16,018
National Semiconductor Corp.	4,690	58,859
Nokia OYJ - ADR	4,330	63,131
Novartis AG - ADR	5,850	238,622
Odyssey Re Holdings Corp.	2,340	93,553
PACCAR, Inc.	5,280	171,653
Parker Hannifin Corp.	3,200	137,472
Pharmaceutical Product Development, Inc.	8,590	199,460
Pitney Bowes, Inc.	4,100	89,913
Procter & Gamble Co.	1,880	96,068
Pulte Homes, Inc.	3,785	33,422
QLogic Corp.	6,870	87,112
Regal-Beloit Corp.	1,970	78,248
Ruddick Corp.	7,050	165,182
SAP AG - ADR	4,440	178,444
Sara Lee Corp.	11,360	110,874
Sealed Air Corp.	6,800	125,460
Staples, Inc.	4,970	100,245
SYSCO Corp.	6,060	136,229
Telefonos de Mexico SAB de CV - ADR	11,660	189,009
United Parcel Service, Inc. - Class B	2,840	141,972
Urban Outfitters, Inc.	3,950	82,437
US Cellular Corp.	1,891	72,709
VF Corp.	2,410	133,394
The Walt Disney Co.	5,140	119,916
WD-40 Co.	1,530	44,370
Whole Foods Market, Inc.	3,900	74,022
Worthington Industries, Inc.	5,318	68,017
Yum! Brands, Inc.	3,950	131,693
Total Securities Sold Short (Proceeds $12,538,295)		$9,612,711

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$9,444,413	$—	$—	$9,444,413
Investment Companies	150,343	—	—	150,343
Repurchase Agreements	—	3,462,647	—	3,462,647
Total Investments in Securities	$9,594,756	$3,462,647	$—	$13,057,403

Total Securities Sold Short	$(9,612,711)	$—	$—	$(9,612,711)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.4%
Communications Equipment - 7.0%
DG FastChannel, Inc. (a)	18,552	$339,501
QUALCOMM, Inc.	10,863	491,008
Viasat, Inc. (a)	16,590	425,368
Total Communications Equipment		1,255,877

Diversified Consumer Services - 2.7%
Grand Canyon Education, Inc. (a)	29,250	490,815
Health Care Equipment & Supplies - 3.7%
DexCom, Inc. (a)	39,296	243,242
Hologic, Inc. (a)	29,450	419,074
Total Health Care Equipment & Supplies		662,316

Health Care Providers & Services - 10.6%
Almost Family, Inc. (a)	41,273	1,077,638
Sun Healthcare Group, Inc. (a)	96,040	810,577
Total Health Care Providers & Services		1,888,215

Health Care Technology - 1.1%
Computer Programs & Systems, Inc.	5,410	207,257
Hotels, Restaurants & Leisure - 4.5%
Red Robin Gourmet Burgers, Inc. (a)	42,809	802,669
Internet Software & Services - 1.9%
comScore, Inc. (a)	25,032	333,426
Leisure Equipment & Products - 1.8%
Nautilus, Inc. (a)	64,553	72,945
RC2 Corp. (a)	18,437	243,921
Total Leisure Equipment & Products		316,866

Life Sciences Tools & Services - 3.1%
CombiMatrix Corporation (a)(b)	30,190	211,330
Illumina, Inc. (a)	8,688	338,311
Total Life Sciences Tools & Services		549,641

Real Estate Investment Trusts (REITs) - 10.6%
Chimera Investment Corp.	225,306	786,318
MFA Financial, Inc.	161,612	1,118,355
Total Real Estate Investment Trusts (REITs)		1,904,673

Semiconductors & Semiconductor Equipment - 8.8%
EZchip Semiconductor Ltd. (a)	64,528	1,056,646
Formfactor, Inc. (a)	14,965	257,997
Mellanox Technologies Ltd. (a)	20,980	252,389
Total Semiconductors & Semiconductor Equipment		1,567,032

Software - 10.6%
S1 Corp. (a)	191,389	1,320,585
TeleCommunication Systems, Inc. - Class A (a)	81,358	578,455
Total Software		1,899,040

TOTAL COMMON STOCKS (Cost $10,343,555)		$11,877,827

Total Investments (Cost $10,343,555) - 100.3%		$11,877,827

	Principal
	Amount
REPURCHASE AGREEMENTS - 33.9%
J.P. Morgan
0.010%, dated 06/30/2009, due 07/01/2009
repurchase price $6,053,376 (c)	$6,053,374	6,053,374
TOTAL SHORT TERM INVESTMENTS (Cost $6,053,374)		$6,053,374

Liabilities in Excess of Other Assets - (0.3)%		(57,625)
TOTAL NET ASSETS - 100.0%		$17,873,576

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Illiquid security identified by Investment Advisor. The market value of these securities total $211,330, which represents1.2% of total net assets.
(c)	Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
ACI Worldwide, Inc.	44,459	$620,648
Affymetrix, Inc.	58,500	346,905
Bankrate, Inc.	14,625	369,135
Cbeyond, Inc.	29,450	422,607
Cognex Corp.	26,500	374,445
First Cash Financial Services, Inc.	20,635	361,525
Hansen Medical, Inc.	44,175	218,224
Limelight Networks, Inc.	46,800	205,920
Lowe's Cos., Inc.	29,250	567,743
McDonald's Corp.	8,465	486,653
Middleby Corp.	11,700	513,864
National Instruments Corp.	20,475	461,916
Ruth's Hospitality Group, Inc.	51,591	189,339
Sigma Designs, Inc.	18,235	292,489
Sonic Corp.	67,186	673,876
TOTAL COMMON STOCKS (Proceeds $6,361,163)		6,105,289

INVESTMENT COMPANIES
Oil Service HOLDRs Trust	4,680	457,142
Powershares QQQ	23,560	857,113
SPDR Trust Series 1	17,550	1,613,196
TOTAL INVESTMENT COMPANIES (Proceeds $2,898,372)		2,927,451

Total Securities Sold Short (Proceeds $9,259,535)		$9,032,740

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,877,827	$—	$—	$11,877,827
Repurchase Agreements	—	6,053,374	—	6,053,374
Total Investment in Securities	$11,877,827	$6,053,374	$—	$17,931,201

Securites Sold Short:
Common Stocks	$(6,105,289)	$—	$—	$(6,105,289)
Investment Companies	(2,927,451)	—	—	(2,927,451)
Total Securities Sold Short	$(9,032,740)	$—	$—	$(9,032,740)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity Hedge Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 50.1%
Air Freight & Logistics - 1.3%
Ryder System, Inc.	12,900	$360,168
Biotechnology - 1.9%
Amgen, Inc. (a)	10,000	529,400
Building Products - 1.4%
Masco Corp.	42,500	407,150
Capital Markets - 4.1%
Lazard Ltd. - Class A	24,300	654,156
Legg Mason, Inc.	21,400	521,732
Total Capital Markets		1,175,888

Commercial Services & Supplies - 0.5%
Deluxe Corp.	12,300	157,563
Communications Equipment - 1.5%
Tellabs, Inc. (a)	75,400	432,042
Construction & Engineering - 4.2%
MasTec, Inc. (a)	54,000	632,880
Pike Electric Corp. (a)	45,500	548,275
Total Construction & Engineering		1,181,155

Food & Staples Retailing - 1.7%
Walgreen Co.	16,400	482,160
Hotels, Restaurants & Leisure - 2.6%
Penn National Gaming, Inc. (a)	15,400	448,294
WMS Industries, Inc. (a)	9,100	286,741
Total Hotels, Restaurants & Leisure		735,035

Insurance - 4.5%
Fidelity National Financial, Inc. - Class A	21,800	294,954
First American Corp.	37,600	974,216
Total Insurance		1,269,170

Internet & Catalog Retail - 2.7%
eBay, Inc. (a)	44,200	757,146
IT Services - 1.9%
Lender Processing Services, Inc.	10,700	297,139
Western Union Co.	14,300	234,520
Total IT Services		531,659

Machinery - 0.9%
Kaydon Corp.	7,500	244,200
Media - 2.2%
Comcast Corp. - Class A	43,400	628,866
Metals & Mining - 3.7%
Alcoa, Inc.	33,400	345,022
Newmont Mining Corp.	17,200	702,964
Total Metals & Mining		1,047,986

Oil, Gas & Consumable Fuels - 1.1%
El Paso Corp.	34,400	317,512
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	37,600	763,656
Professional Services - 4.9%
FTI Consulting, Inc. (a)	18,500	938,320
Huron Consulting Group, Inc. (a)	10,000	462,300
Total Professional Services		1,400,620

Road & Rail - 2.1%
Con-way, Inc.	16,800	593,208
Specialty Retail - 4.2%
Home Depot, Inc.	32,200	760,886
TJX Cos., Inc.	13,300	418,418
Total Specialty Retail		1,179,304

TOTAL COMMON STOCKS (Cost $13,584,458)		$14,193,888

INVESTMENT COMPANIES - 1.8%
SPDR Gold Trust (a)	5,400	492,372
TOTAL INVESTMENT COMPANIES (Cost $493,874)		$492,372

	Contracts
PURCHASED OPTIONS - 0.3%
Call Options - 0.2%
Alcoa, Inc.
Expiration: July 2009, Exercise Price: $7.50	101	28,583
Deere & Co.
Expiration: July 2009, Exercise Price: $43.00	45	1,800
Deluxe Corp.
Expiration: July 2009, Exercise Price: $15.00	43	322
Duke Energy Corp.
Expiration: July 2009, Exercise Price: $15.00	253	1,265
Harley-Davidson, Inc.
Expiration: July 2009, Exercise Price: $16.00	32	3,680
Expiration: July 2009, Exercise Price: $17.00	123	7,257
Lockheed Martin Corp.
Expiration: July 2009, Exercise Price: $85.00	26	1,040
Marriott International, Inc. - Class A
Expiration: July 2009, Exercise Price: $22.50	16	1,200
Expiration: July 2009, Exercise Price: $25.00	140	2,100
Pitney Bowes, Inc.
Expiration: July 2009, Exercise Price: $22.50	141	3,525
Expiration: July 2009, Exercise Price: $25.00	157	393
Raytheon Co.
Expiration: July 2009, Exercise Price: $48.00	43	215
Expiration: July 2009, Exercise Price: $46.00	45	1,350
Tellabs, Inc.
Expiration: September 2009, Exercise Price: $5.00	215	19,350
Utilities Select Sector SPDR Fund
Expiration: July 2009, Exercise Price: $23.00	76	760
Expiration: July 2009, Exercise Price: $24.00	51	128
Total Call Options		72,968

Put Options - 0.1%
Accenture Ltd.
Expiration: July 2009, Exercise Price: $30.00	64	320
Con-way, Inc.
Expiration: July 2009, Exercise Price: $30.00	60	1,500

Deere, Inc.
Expiration: July 2009, Exercise Price: $40.00	45	6,840
iShares Russell 2000 Index Fund
Expiration: July 2009, Exercise Price: $52.00	45	8,550
Lockheed Martin Corp.
Expiration: July 2009, Exercise Price: $22.00	100	4,000
Total Put Options		21,210

TOTAL PURCHASED OPTIONS (Cost $169,209)		$94,178

Total Investments (Cost $14,247,541) - 52.2%		$14,780,438

	Principal
	Amount
REPURCHASE AGREEMENTS - 8.8%
J.P. Morgan
0.010%, dated 06/30/2009, due 07/01/2009
repurchase price $2,503,343 (b)	$2,503,342	2,503,342
TOTAL REPURCHASE AGREEMENTS (Cost $2,503,342)		$2,503,342

Other Assets in Excess of Liabilities - 39.0%		11,061,751
TOTAL NET ASSETS - 100.0%		$28,345,531
Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity Hedge Portfolio
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

COMMON STOCKS	Shares	Value
Beckman Coulter, Inc.	3,900	$222,846
Deere & Co.	4,500	179,775
Duke Energy Corp.	25,300	369,127
Harley-Davidson, Inc.	15,500	251,255
Lockheed Martin Corp.	2,600	209,690
Marriott International, Inc. - Class A	12,345	272,463
Pitney Bowes, Inc.	25,100	550,443
Raytheon Co.	8,800	390,984
TOTAL COMMON STOCK (Proceeds $2,816,638)		$2,446,583

INVESTMENT COMPANIES
Industrial Select Sector SPDR Fund	17,200	377,712
Utilities Select Sector SPDR Fund	17,700	493,653
TOTAL INVESTMENT COMPANIES (Proceeds $828,708)		$871,365

Total Securities Sold Short (Proceeds $3,645,346)		$3,317,948

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity Hedge Portfolio
Schedule of Options Written
June 30, 2009 (Unaudited)

	Contracts	Value
CALL OPTIONS
Alcoa, Inc.
Expiration: July 2009, Exercise Price: $12.50	167	$1,169
Con-way, Inc.
Expiration: July 2009, Exercise Price: $35.00	60	8,880
Ryder System, Inc.
Expiration: July 2009, Exercise Price: $30.00	64	3,520
Total Options Written (Premiums received $32,388)		$13,569

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$14,193,888	$—	$—	$14,193,888
Investment Companies	492,372	—	—	492,372
Purchased Options	94,178	—	—	94,178
Repurchased Agreements	—	2,503,342	—	2,503,342
Total Investments in Securities	$14,780,438	$2,503,342	$—	$17,283,780

Securities Sold Short:
Common Stocks	$(2,446,583)	$—	$—	$(2,446,583)
Investment Companies	(871,365)	—	—	(871,365)
Total Securities Sold Short	$(3,317,948)	$—	$—	$(3,317,948)

Written Options	$(13,569)	$—	$—	$(13,569)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - International-1 Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.1%
Aerospace & Defense - 1.0%
Cobham PLC	54,200	$153,996
Air Freight & Logistics - 1.0%
TNT NV	8,200	159,265
Airlines - 0.9%
easyJet PLC (a)	32,096	142,703
Auto Components - 2.1%
Toyota Industries Corp.	6,300	157,279
Valeo SA	8,900	163,684
Total Auto Components		320,963

Beverages - 1.1%
Fomento Economico Mexicano SAB de CV - ADR	5,200	167,648
Building Products - 0.8%
Cie de Saint-Gobain	3,700	123,666
Capital Markets - 0.9%
Man Group PLC	22,100	100,896
MPC Muenchmeyer Petersen Capital AG (a)	4,818	33,186
Total Capital Markets		134,082

Chemicals - 6.4%
Agrium, Inc.	3,300	131,637
BASF SE	4,600	182,818
Bayer AG	4,200	225,192
Mitsui Chemicals, Inc.	42,000	134,717
Nufarm Ltd. (a)	21,300	157,562
Potash Corp of Saskatchewan, Inc.	1,700	158,185
Total Chemicals		990,111

Commercial Banks - 1.9%
Swedbank AB (a)	26,800	155,979
Lloyds Banking Group PLC	29,400	140,238
Total Commercial Banks		296,217

Commercial Services & Supplies - 2.2%
Securitas AB - Class B	18,900	160,467
Toppan Forms Co. Ltd.	14,200	182,337
Total Commercial Services & Supplies		342,804

Construction & Engineering - 1.0%
Bouygues SA	3,900	146,627
Total Construction & Engineering

Construction Materials - 1.9%
Italcementi SpA	14,800	168,901
Italcementi SpA - RSP	21,600	126,813
Total Construction Materials		295,714

Consumer Finance - 0.5%
Promise Co. Ltd.	6,650	85,114

Diversified Consumer Services - 1.0%
Benesse Corp. (a)	3,900	156,267
Diversified Financial Services - 1.0%
Exor SpA	11,200	161,205
Diversified Telecommunication Services - 1.4%
Hellenic Telecommunications Organization SA	10,300	157,499
Rostelecom - ADR	1,600	50,736
Total Diversified Telecommunication Services		208,235

Electric Utilities - 0.3%
Union Fenosa SA	3,900	42,347
Electrical Equipment - 1.8%
Renewable Energy Corp. AS (a)	21,400	166,071
Solarworld AG	4,500	105,867
Total Electrical Equipment		271,938

Electronic Equipment, Instruments & Components - 0.9%
Hitachi Ltd.	45,000	140,603
Food & Staples Retailing - 3.1%
AWB Ltd.	72,600	69,032
Colruyt SA	660	150,549
George Weston Ltd. (a)	2,100	105,330
Matsumotokiyoshi Holdings Co. Ltd.	7,600	156,757
Total Food & Staples Retailing		481,668

Food Products - 2.9%
Groupe Danone SA	3,100	152,993
House Foods Corp.	8,500	123,616
Kerry Group PLC	7,100	161,954
Total Food Products		438,563

Health Care Equipment & Supplies - 1.0%
Straumann Holding AG	800	145,709
Industrial Conglomerates - 1.9%
Tomkins Plc	59,300	144,389
Wendel Investissem	4,500	145,196
Total Industrial Conglomerates		289,585

Insurance - 5.5%
Amlin PLC	25,600	127,299
Brit Insurance Holdings PLC	22,635	70,289
Hannover Rueckversicherung AG (a)	4,528	167,442
Muenchener Rueckversicherungs AG	1,200	161,929
RSA Insurance Group PLC	77,600	153,456
Swiss Life Holding AG	1,900	164,024
Total Insurance		844,439

Leisure Equipment & Products - 2.0%
Sankyo Co. Ltd.	3,000	160,378
Yamaha Corp.	12,200	152,729
Total Leisure Equipment & Products		313,107

Life Sciences Tools & Services - 1.6%
Lonza Group AG	1,600	158,888
WuXi PharmaTech Cayman, Inc. - ADR (a)	8,700	82,128
Total Life Sciences Tools & Services		241,016

Machinery - 2.4%
Heidelberger Druckmaschinen AG	20,000	111,387

Schindler Holding AG	4,200	260,725
Total Machinery		372,112

Media - 2.9%
Grupo Televisa SA - ADR	9,400	159,800
M6-Metropole Television	8,505	160,834
Vivendi	5,200	124,268
Total Media		444,902

Metals & Mining - 5.5%
Eramet	620	161,908
Kinross Gold Corp.	8,900	161,535
Lonmin PLC	8,500	164,035
Maruichi Steel Tube Ltd.	7,700	145,871
Nisshin Steel Co. Ltd.	22,000	49,328
Voestalpine AG	5,800	159,070
Total Metals & Mining		841,747

Multiline Retail - 1.1%
PPR	2,000	163,167
Office Electronics - 1.7%
Canon Marketing Japan, Inc.	7,100	99,497
Konica Minolta Holdings, Inc.	15,500	162,184
Total Office Electronics		261,681

Oil, Gas & Consumable Fuels - 7.9%
China Petroleum & Chemical Corp. - ADR	2,000	151,720
Cosmo Oil Co. Ltd.	71,000	241,740
Denison Mines Corp. (a)	41,100	66,582
Nippon Oil Corp.	30,000	177,506
Oil Search Ltd	44,900	197,545
Saras Raffinerie	53,400	152,073
TonenGeneral Sekiyu K.K.	23,000	234,691
Total Oil, Gas & Consumable Fuels		1,221,857

Paper & Forest Products - 0.9%
Stora Enso Oyj - R Shares	26,800	141,363
Personal Products - 1.0%
L'Oreal SA	2,100	156,948
Pharmaceuticals - 2.0%
H. Lundbeck A/S	8,000	152,210
Hisamitsu Pharmaceutical Co., Inc.	5,100	158,821
Total Pharmaceuticals		311,031

Real Estate - 3.0%
Hysan Development Co. Ltd.	66,000	169,470
Keppel Land Ltd.	83,000	126,643
Stockland	64,743	167,466
Total Real Estate		463,579

Real Estate Management & Development - 0.5%
Greentown China Holdings Ltd.	54,000	79,710
Semiconductors & Semiconductor Equipment - 2.1%
Siliconware Precision Industries Co. - ADR	25,500	158,100
United Microelectronics Corp - ADR	61,100	161,304
Total Semiconductors & Semiconductor Equipment		319,404

Software - 2.1%
Nintendo Co. Ltd.	600	165,859
SAP AG - ADR	3,800	152,722
Total Software		318,581

Textiles, Apparel & Luxury Goods - 3.1%
Puma AG Rudolf Dassler Sport	700	153,163
Compagnie Financiere Richemont SA	7,400	153,782
Yue Yuen Industrial Holdings Ltd.	73,000	171,996
Total Textiles, Apparel & Luxury Goods		478,941

Trading Companies & Distributors - 2.8%
Bunzl Plc	31,200	257,934
JFE Shoji Holdings, Inc.	47,000	174,173
Total Trading Companies & Distributors		432,107

Transportation Infrastructure - 2.0%
Derichebourg SA	59,400	156,660
Fraport AG Frankfurt Airport Services Worldwide	3,500	149,706
Total Transportation Infrastructure		306,366

Wireless Telecommunication Services - 1.0%
Mobistar SA	2,400	147,873
TOTAL COMMON STOCKS (Cost $13,296,956)		$13,554,961

PREFERRED STOCKS - 1.6%
Automobiles - 1.6%
Volkswagen AG	3,407	237,830
TOTAL PREFERRED STOCKS (Cost $224,391)		$237,830

Total Investments (Cost $13,521,347) - 89.7%		$13,792,791

	Principal
	Amount
REPURCHASE AGREEMENTS - 9.6%
J.P. Morgan
0.010%, dated 06/30/2009, due 07/01/2009
repurchase price $1,472,275 (b) $	1,472,275	1,472,275
TOTAL REPURCHASE AGREEMENTS (Cost $1,472,275)		$1,472,275

Other Assets in Excess of Liabilities - 0.7%		117,460
TOTAL NET ASSETS - 100.0%		$15,382,526

Footnotes

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity - International-1 Portfolio
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

COMMON STOCKS	Shares	Value
ABC-Mart, Inc.	1,200	$30,892
Abertis Infraestructuras SA	6,200	116,593
Actelion Ltd.	2,000	104,643
Anheuser-Busch InBev NV	4,900	176,937
Antofagasta PLC	11,200	108,254
ASML Holding NV	7,500	162,135
Banco Santander SA - ADR	13,700	165,770
Bayerische Motoren Werke AG	4,000	150,611
British American Tobacco PLC - ADR	3,200	178,560
BT Group PLC - ADR	10,300	173,040
Cairn Energy PLC	4,000	154,122
Carlsberg A/S - B Shares	3,200	205,258
Central Japan Railway Co.	22	135,423
China Unicom Hong Kong Ltd. - ADR	11,800	157,412
Chunghwa Telecom Co. Ltd. - ADR	7,900	156,657
Cia de Minas Buenaventura SA - ADR	4,100	98,523
Cia Siderurgica Nacional SA - ADR	4,400	98,340
Circle K Sunkus Co.	10,100	157,893
Cochlear Ltd.	3,362	156,315
Compagnie Generale de Geophysique-Veritas	8,000	143,765
Dai Nippon Printing Co. Ltd.	16,000	219,899
Deutsche Boerse AG	1,900	147,345
EDF SA	3,500	170,255
Fresenius Medical Care AG	3,500	156,580
Fuji Television Network, Inc.	106	160,098
Galp Energia SGPS SA	11,200	157,120
GDF Suez	3,900	145,204
GEA Group AG	7,812	118,249
Gol Linhas Aereas Inteligentes SA	19,800	112,266
Heineken NV	4,700	174,331
Hennes & Mauritz AB	4,700	234,554
Holcim Ltd.	2,700	153,320
Hoya Corp.	7,200	144,695
ICON PLC - ADR	5,100	110,058
Idemitsu Kosan Co. Ltd.	1,800	154,710
Imperial Tobacco Group PLC	5,900	153,171
Inditex SA	3,300	158,188
Intercontinental Hotels Group PLC	14,200	145,544
Kobayashi Pharmaceutical Co. Ltd.	4,000	151,555
Kubota Corp.	18,000	148,918
Kyowa Hakko Kogyo Co. Ltd.	17,000	192,526
Lan Airlines SA - ADR	14,200	170,826
Linde AG	1,900	155,741
Lindt & Spruengli AG	7	154,618
Macquarie Group Ltd.	5,218	164,403
Magna International, Inc. - Class A	3,900	164,736
Marui Co. Ltd.	21,500	151,762
Merck KGaA	1,600	162,732
Mitsubishi Tanabe Pharma Corp.	14,000	161,312
New Oriental Education & Technology Group - ADR	1,700	114,512
NGK Insulators Ltd.	6,000	122,697

Nissan Motor Co. Ltd. – ADR	9,000	108,720
Nitori Co. Ltd.	2,300	163,305
Novo-Nordisk A/S - ADR	3,000	163,380
Novozymes A/S	2,000	162,383
Philippine Long Distance Telephone Co. - ADR	3,000	149,160
Phonak Holding AG	1,900	154,406
POSCO - ADR	2,000	165,340
Renault SA	4,800	176,222
SABMiller PLC	7,700	156,450
Salzgitter AG	1,600	140,106
SBM Offshore NV	6,500	110,973
Severn Trent PLC	8,600	154,787
Shaw Communications, Inc. - Class B	9,300	156,798
The Shikoku Electric Power Co.	5,300	158,447
Shionogi & Co. Ltd.	8,000	155,042
Societe Television Francaise 1	13,900	155,861
Softbank Corp.	7,900	154,334
Sterlite Industries India Ltd. - ADR	7,400	92,056
Suez Environnement	9,000	157,127
Takata Corp.	11,500	182,405
Technip SA	3,100	151,732
Telecom Argentina SA - ADR	14,700	188,601
Telmex Internacional SAB de CV - ADR	6,100	77,165
Ternium SA - ADR	9,100	157,066
Teva Pharmaceutical Industries Ltd. - ADR	2,300	113,482
Thomson Reuters Corp.	4,900	142,600
Toho Co. Ltd.	10,400	170,032
The Toronto-Dominion Bank	2,100	108,591
TransAlta Corp.	8,200	157,282
Tullow Oil PLC	7,600	117,220
Ultrapar Participacoes SA	2,900	91,727
United Utilities Group PLC	18,100	147,997
Verbund - Oesterreichische Elektrizitaetswirtschafts AG - Class A	4,600	234,120
West Japan Railway Co.	53	175,502
Whitbread PLC	10,500	141,047
Yakult Honsha Co. Ltd.	8,000	152,966
Total Securities Sold Short (Proceeds $12,529,554)		$13,007,500

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2		Level 3	Total
Common Stocks	$13,283,560	$271,401	(1)	$—	$13,554,961
Preferred Stocks	237,830	—		—	237,830
Repurchase Agreements	—	1,472,275		—	1,472,275
Total Investments in Securities	$13,521,390	$1,743,676		$—	$15,265,066

Securities Sold Short	$(12,864,900)	$(142,600)		$—	$(13,007,500)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Electrical Equipment	$166,071
Food & Staples Retailing	105,330
$271,401

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity Market Neutral Portfolio
Schedule of Investments
June 30, 2009 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 1.5%
AAR Corp. (a)	5,259	$84,407
Cubic Corp.	1,791	64,100
Ducommun, Inc.	5,347	100,470
DynCorp International, Inc. - Class A (a)	3,866	64,910
GenCorp, Inc. (a)	16,520	31,553
Herley Industries, Inc. (a)	5,665	62,145
Innovative Solutions & Support, Inc.	3,756	16,790
Total Aerospace & Defense		424,375

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	2,145	49,743
Airlines - 0.1%
Hawaiian Holdings, Inc. (a)	6,691	40,280
Auto Components - 0.1%
Dorman Products, Inc. (a)	1,977	27,342
Beverages - 0.4%
Coca-Cola Enterprises, Inc.	7,400	123,210
Biotechnology - 1.1%
Amylin Pharmaceuticals, Inc. (a)	11,200	151,200
Vertex Pharmaceuticals, Inc. (a)	4,750	169,290
Total Biotechnology		320,490

Building Products - 0.4%
AAON, Inc.	1,240	24,701
Apogee Enterprises, Inc.	4,729	58,166
Universal Forest Products, Inc.	810	26,803
Total Building Products		109,670

Capital Markets - 1.6%
The Charles Schwab Corp.	8,800	154,352
Knight Capital Group, Inc. - Class A (a)	3,930	67,006
Northern Trust Corp.	2,550	136,884
Triangle Capital Corp.	10,780	117,718
Total Capital Markets		475,960

Chemicals - 2.4%
Airgas, Inc.	4,450	180,359
American Vanguard Corp.	3,452	39,008
Omnova Solutions, Inc. (a)	22,469	73,249
Praxair, Inc.	2,250	159,907
Sigma-Aldrich Corp.	3,450	170,982
Solutia, Inc. (a)	14,957	86,152
Total Chemicals		709,657

Commercial Banks - 1.6%
Cardinal Financial Corp.	8,008	62,703
Center Bancorp, Inc.	2,683	21,866
Community Bank System, Inc.	672	9,784
CVB Financial Corp.	5,845	34,895
Hampton Roads Bankshares Inc.	4,852	40,029
International Bancshares Corp.	5,501	56,715
Oriental Financial Group, Inc.	2,584	25,065
Smithtown Bancorp, Inc.	5,997	76,702
Westamerica Bancorporation	2,850	141,388
Total Commercial Banks		469,147

Commercial Services & Supplies - 3.8%
ABM Industries, Inc.	3,977	71,864
ATC Technology Corp. (a)	3,259	47,256
Casella Waste Systems, Inc. - Class A (a)	3,170	6,308
Comfort Systems USA, Inc.	6,107	62,597
Cornell Cos., Inc. (a)	2,040	33,068
Covanta Holding Corp. (a)	8,400	142,464
The Geo Group, Inc. (a)	6,733	125,099
Healthcare Services Group Inc.	1,226	21,921
ICT Group, Inc. (a)	9,319	81,355
Iron Mountain, Inc. (a)	5,450	156,688
Knoll, Inc.	7,748	58,730
M&F Worldwide Corp. (a)	5,863	117,260
Mobile Mini, Inc. (a)	3,073	45,081
North American Galvanizing & Coating, Inc. (a)	14,654	88,803
PRG-Schultz International, Inc. (a)	14,646	39,544
Total Commercial Services & Supplies		1,098,038

Communications Equipment - 3.3%
3Com Corp. (a)	30,932	145,690
Anaren, Inc. (a)	7,069	124,980
Avocent Corp. (a)	3,703	51,694
BigBand Networks, Inc. (a)	9,149	47,300
Black Box Corp.	3,263	109,213
EMS Technologies, Inc. (a)	5,555	116,099
Seachange International, Inc. (a)	10,051	80,710
Symmetricom, Inc. (a)	29,350	169,349
Viasat, Inc. (a)	4,719	120,995
Total Communications Equipment		966,030

Computers & Peripherals - 1.6%
Compellent Technologies, Inc. (a)	5,749	87,672
Cray, Inc. (a)	21,705	171,036
Western Digital Corp. (a)	7,950	210,675
Total Computers & Peripherals		469,383

Construction & Engineering - 1.4%
Argan, Inc. (a)	423	5,977
Furmanite Corporation (a)	6,623	29,539
Great Lakes Dredge & Dock Corp.	20,108	96,116
Insituform Technologies, Inc. - Class A (a)	5,370	91,129
MYR Group Inc. (a)	3,992	80,718
Orion Marine Group, Inc. (a)	4,384	83,296
Primoris Services Corp.	2,264	16,799
Total Construction & Engineering		403,574

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	1,350	106,488
Consumer Finance - 1.1%
Advance America Cash Advance Centers, Inc.	18,946	83,930
Nelnet, Inc. - Class A (a)	10,237	139,121
World Acceptance Corp. (a)	4,901	97,579
Total Consumer Finance		320,630

Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	1,616	42,646
Bway Holding Company (a)	4,862	85,231
Crown Holdings, Inc. (a)	6,900	166,566
Total Containers & Packaging		294,443

Distributors - 0.3%
Core-Mark Holding Co, Inc. (a)	2,896	75,470
Diversified Consumer Services - 1.6%
Hillenbrand, Inc.	1,220	20,301
ITT Educational Services, Inc. (a)	1,400	140,924
Jackson Hewitt Tax Service, Inc.	23,088	144,531

Mac-Gray Corp. (a)	2,248	29,764
Strayer Education, Inc.	650	141,771
Total Diversified Consumer Services		477,291

Diversified Financial Services - 2.0%
Encore Capital Group, Inc. (a)	4,555	60,354
IntercontinentalExchange, Inc. (a)	1,700	194,208
MarketAxess Holdings, Inc. (a)	5,494	52,358
Moody's Corp.	4,400	115,940
NYSE Euronext	5,650	153,962
Total Diversified Financial Services		576,822

Diversified Telecommunication Services - 0.9%
Cincinnati Bell, Inc. (a)	23,968	68,069
D&E Communications, Inc.	9,352	95,671
Neutral Tandem, Inc. (a)	3,360	99,187
Total Diversified Telecommunication Services		262,927

Electric Utilities - 0.7%
The Empire District Electric Co.	5,291	87,407
FPL Group, Inc.	2,200	125,092
Total Electric Utilities		212,499

Electrical Equipment - 2.5%
Advanced Battery Technologies, Inc. (a)	16,176	65,028
AMETEK, Inc.	3,900	134,862
Cooper Industries Ltd. - Class A	4,350	135,068
EnerSys (a)	4,134	75,197
First Solar, Inc. (a)	1,000	162,120
GT Solar International, Inc. (a)	18,172	96,675
Preformed Line Products Co.	1,224	53,929
Total Electrical Equipment		722,879

Electronic Equipment, Instruments & Components - 2.4%
Agilysys, Inc.	1,939	9,075
CPI International, Inc. (a)	1,629	14,156
Dolby Laboratories, Inc. - Class A (a)	3,650	136,072
Itron, Inc. (a)	2,200	121,154
Mercury Computer Systems, Inc. (a)	6,237	57,692
OSI Systems, Inc. (a)	4,577	95,431
PAR Technology Corp. (a)	2,929	18,716
Spectrum Control, Inc. (a)	16,659	146,599
Tech Data Corp. (a)	3,176	103,887
Total Electronic Equipment, Instruments & Components		702,782

Energy Equipment & Services - 0.8%
Boots & Coots International Control, Inc. (a)	26,593	36,964
Cal Dive International, Inc. (a)	7,256	62,619
CARBO Ceramics, Inc.	583	19,939
Hornbeck Offshore Services, Inc. (a)	432	9,240
Natural Gas Services Group (a)	8,172	108,688
Total Energy Equipment & Services		237,450

Food & Staples Retailing - 0.7%
The Pantry, Inc. (a)	931	15,455
Spartan Stores, Inc.	3,161	39,228
Susser Holdings Corp. (a)	3,918	43,842
United Natural Foods, Inc. (a)	4,032	105,840
Total Food & Staples Retailing		204,365

Food Products - 2.5%
B&G Foods, Inc. - Class A	4,837	40,679
Bunge Ltd.	2,650	159,663
Calavo Growers, Inc.	7,486	148,447
Dean Foods Co. (a)	7,900	151,601

HJ Heinz Co.	3,800	135,660
HQ Sustainable Maritime Industries Inc. (a)	5,183	47,425
Overhill Farms, Inc. (a)	10,664	56,199
Total Food Products		739,674

Gas Utilities - 0.9%
EQT Corp.	3,750	130,912
Questar Corp.	3,900	121,134
Total Gas Utilities		252,046

Health Care Equipment & Supplies - 2.6%
American Medical Systems Holdings, Inc. (a)	7,500	118,500
Cantel Medical Corp. (a)	1,802	29,246
Cyberonics, Inc. (a)	6,352	105,634
Edwards Lifesciences Corp. (a)	2,150	146,265
Invacare Corp.	5,190	91,604
Symmetry Medical, Inc. (a)	7,189	67,001
Thoratec Corp. (a)	4,900	131,222
Vascular Solutions, Inc. (a)	7,264	56,804
Total Health Care Equipment & Supplies		746,276

Health Care Providers & Services - 5.3%
Aetna, Inc.	3,950	98,948
Allion Healthcare, Inc. (a)	4,846	28,834
AMN Healthcare Services, Inc. (a)	6,782	43,269
Amsurg Corp. (a)	4,645	99,589
Centene Corp. (a)	3,177	63,476
Chemed Corp.	1,947	76,868
Express Scripts, Inc. (a)	2,450	168,437
Health Grades, Inc. (a)	20,593	80,519
Health Net, Inc. (a)	7,700	119,735
Healthspring, Inc. (a)	1,925	20,905
Kindred Healthcare, Inc. (a)	918	11,356
LifePoint Hospitals, Inc. (a)	3,194	83,842
NovaMed, Inc. (a)	21,190	83,700
Odyssey HealthCare, Inc. (a)	1,646	16,921
PSS World Medical, Inc. (a)	5,482	101,472
Skilled Healthcare Group, Inc. - Class A (a)	4,844	36,330
Sun Healthcare Group, Inc. (a)	4,294	36,241
Tenet Healthcare Corp. (a)	33,078	93,280
Triple-S Management Corp. - Class B (a)	881	13,735
Universal American Corp. (a)	13,896	121,173
WellPoint, Inc. (a)	2,900	147,581
Total Health Care Providers & Services		1,546,211

Health Care Technology - 0.5%
Cerner Corp. (a)	2,200	137,038
Hotels, Restaurants & Leisure - 3.2%
Burger King Holdings, Inc.	7,550	130,388
California Pizza Kitchen, Inc. (a)	4,819	64,044
Carrols Restaurant Group Inc. (a)	4,836	32,208
DineEquity, Inc.	654	20,398
Domino's Pizza, Inc. (a)	5,542	41,510
Einstein Noah Restaurant Group, Inc. (a)	6,723	58,154
Krispy Kreme Doughnuts, Inc. (a)	8,679	26,037
Panera Bread Co. - Class A (a)	2,800	139,608
Peet's Coffee & Tea, Inc. (a)	3,878	97,726
Ruby Tuesday, Inc. (a)	6,740	44,888
Shuffle Master, Inc. (a)	3,386	22,381
Sonic Corp. (a)	1,232	12,357
Speedway Motorsports, Inc.	6,577	90,500
Yum! Brands, Inc.	4,600	153,364
Total Hotels, Restaurants & Leisure		933,563

Household Products - 0.7%
Central Garden & Pet Co. - Class A (a)	3,748	36,918
Energizer Holdings, Inc. (a)	2,700	141,048
Oil Dri Corporation of America	1,328	19,721
Total Household Products		197,687

Independent Power Producers & Energy Traders - 0.5%
The AES Corp. (a)	11,800	136,998
Insurance - 2.6%
American Equity Investment Life Holding Co.	16,537	92,277
Amtrust Financial Services, Inc.	3,748	42,727
Conseco, Inc. (a)	26,850	63,635
Delphi Financial Group - Class A	3,895	75,680
First Acceptance Corp. (a)	24,095	51,322
Horace Mann Educators Corp.	8,529	85,034
Meadowbrook Insurance Group, Inc.	20,382	133,094
PMA Capital Corp. - Class A (a)	21,375	97,256
Universal Insurance Holdings, Inc.	19,701	98,899
Total Insurance		739,924

Internet & Catalog Retail - 0.5%
NetFlix, Inc. (a)	3,600	148,824
Internet Software & Services - 2.0%
Art Technology Group, Inc. (a)	16,174	61,461
Equinix, Inc. (a)	2,200	160,028
Innodata Isogen, Inc. (a)	3,465	15,177
j2 Global Communications, Inc. (a)	3,011	67,928
Sohu.com, Inc. (a)	2,700	169,641
TechTarget, Inc. (a)	5,945	23,780
Web.com Group, Inc. (a)	14,216	80,036
Total Internet Software & Services		578,051

IT Services - 4.9%
Accenture Ltd. - Class A	5,100	170,646
Acxiom Corp.	10,877	96,044
Alliance Data Systems Corp. (a)	3,000	123,570
DST Systems, Inc. (a)	3,750	138,563
Genpact Limited (a)	11,700	137,475
Global Cash Access Holdings, Inc. (a)	24,067	191,573
Global Payments, Inc.	4,700	176,062
The Hackett Group, Inc. (a)	51,353	119,652
Sapient Corp. (a)	23,500	147,815
TeleTech Holdings, Inc. (a)	7,905	119,761
Total IT Services		1,421,161

Leisure Equipment & Products - 0.4%
Smith & Wesson Holding Corp. (a)	5,099	28,962
Sport Supply Group, Inc.	11,081	95,186
Total Leisure Equipment & Products		124,148

Life Sciences Tools & Services - 0.7%
Harvard Bioscience, Inc. (a)	5,009	19,786
Illumina, Inc. (a)	4,900	190,806
Total Life Sciences Tools & Services		210,592

Machinery - 1.7%
Briggs & Stratton Corp.	2,542	33,910
FreightCar America, Inc.	6,930	116,493
Graco, Inc.	6,700	147,534
John Bean Technologies Corp.	8,500	106,420
Portec Rail Prods, Inc.	8,441	83,144
Total Machinery		487,501

Marine - 0.2%
American Commercial Lines (a)	360	5,573
Global Ship Lease Inc. - Class A	34,316	61,769
Total Marine		67,342

Media - 4.0%
Alloy, Inc. (a)	18,775	99,320
Arbitron, Inc.	3,884	61,717
Cablevision Systems Corp. - Class A	8,450	164,015
Cinemark Holdings, Inc.	1,985	22,470
The DIRECTV Group, Inc. (a)	6,550	161,851
John Wiley & Sons, Inc. - Class A	4,600	152,950
Liberty Media Corp. - Entertainment Series A (a)	6,600	176,550
Lodgenet Entertainment Corp. (a)	9,286	31,572
Marvel Entertainment, Inc. (a)	4,800	170,832
Outdoor Channel Holdings, Inc. (a)	13,596	80,216
Primedia, Inc.	12,528	25,181
Total Media		1,146,674

Metals & Mining - 1.8%
Allegheny Technologies, Inc.	4,200	146,706
Great Northern Iron Ore Properties	893	77,244
Nucor Corp.	3,150	139,955
Schnitzer Steel Industries, Inc. - Class A	3,200	169,152
Total Metals & Mining		533,057

Multiline Retail - 0.6%
Big Lots, Inc. (a)	6,100	128,283
Retail Ventures, Inc. (a)	22,159	48,307
Total Multiline Retail		176,590

Multi-Utilities - 0.5%
Avista Corp.	8,128	144,760
Oil, Gas & Consumable Fuels - 2.6%
Alon USA Energy, Inc.	1,617	16,736
Continental Resources, Inc. (a)	5,150	142,912
CVR Energy, Inc. (a)	5,643	41,363
Encore Acquisition Co. (a)	4,650	143,452
PetroHawk Energy Corp. (a)	6,200	138,260
Petroleum Development Corp. (a)	5,507	86,405
Southwestern Energy Co. (a)	3,650	141,803
USEC, Inc. (a)	3,374	17,950
Western Refining, Inc. (a)	3,168	22,366
Total Oil, Gas & Consumable Fuels		751,247

Paper & Forest Products - 0.8%
Schweitzer-Mauduit International, Inc.	5,991	163,015
Wausau Paper Corp.	9,422	63,316
Total Paper & Forest Products		226,331

Personal Products - 0.7%
Herbalife Ltd.	4,200	132,468
Nu Skin Enterprises, Inc. - Class A	3,709	56,748
Total Personal Products		189,216

Pharmaceuticals - 0.6%
Valeant Pharmaceuticals International (a)	6,600	169,752
Professional Services - 0.9%
Exponent, Inc. (a)	862	21,128
Manpower, Inc.	4,000	169,360
On Assignment, Inc. (a)	12,451	48,683
School Specialty, Inc. (a)	1,620	32,740
Total Professional Services		271,911

Real Estate Investment Trusts (REITs) - 2.8%
Agree Realty Corp.	3,409	62,487
CBL & Associates Properties, Inc.	3,408	18,369
Getty Realty Corp.	6,847	129,203

Hersha Hospitality Trust	4,043	10,027
HRPT Properties Trust	14,157	57,478
Mission West Properties, Inc.	4,629	31,616
NorthStar Realty Finance Corp.	19,894	56,300
Plum Creek Timber Co., Inc.	4,150	123,587
Ramco-Gershenson Properties Trust	4,312	43,163
Resource Capital Corporation	1,921	6,147
SL Green Realty Corp.	3,419	78,432
Ventas, Inc.	4,500	134,370
Weingarten Realty Investors	4,675	67,834
Total Real Estate Investment Trusts (REITs)		819,013

Real Estate Management & Development - 0.5%
The St Joe Co. (a)	5,050	133,774
Road & Rail - 1.2%
JB Hunt Transport Services, Inc.	5,100	155,703
Landstar System, Inc.	4,800	172,368
USA Truck, Inc. (a)	1,828	24,733
Total Road & Rail		352,804

Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	8,150	132,682
FEI Co. (a)	4,662	106,760
Hittite Microwave Corp. (a)	584	20,294
Intellon Corp. (a)	12,531	53,257
Kopin Corp. (a)	45,901	168,456
NVE Corp. (a)	1,115	54,189
Silicon Image, Inc. (a)	41,404	95,229
Skyworks Solutions, Inc. (a)	12,669	123,903
Xilinx, Inc.	6,650	136,059
Total Semiconductors & Semiconductor Equipment		890,829

Software - 5.5%
ACI Worldwide, Inc. (a)	3,670	51,233
Actuate Corp. (a)	7,113	34,000
Adobe Systems, Inc. (a)	5,650	159,895
Advent Software, Inc. (a)	4,200	137,718
American Software, Inc. - Class A	896	5,161
BMC Software, Inc. (a)	3,750	126,713
Deltek, Inc. (a)	27,975	121,411
Dynamics Resh Corp. (a)	1,037	10,380
Factset Research Systems, Inc.	2,700	134,649
Lawson Software, Inc. (a)	22,405	125,020
PROS Holdings, Inc. (a)	17,765	144,252
S1 Corp. (a)	3,304	22,798
Smith Micro Software, Inc. (a)	5,016	49,257
SonicWALL, Inc. (a)	12,285	67,322
Symyx Technologies (a)	6,012	35,170
TIBCO Software, Inc. (a)	23,548	168,839
VMware, Inc. - Class A (a)	5,350	145,894
Wind River Systems, Inc. (a)	5,780	66,239
Total Software		1,605,951

Specialty Retail - 3.3%
Aaron's, Inc.	2,864	85,404
Advance Auto Parts, Inc.	3,500	145,215
Aeropostale, Inc. (a)	4,500	154,215
Big 5 Sporting Goods Corp.	2,328	25,748
Books-A-Million, Inc.	11,813	83,990
Borders Group, Inc. (a)	7,014	25,812
The Cato Corp. - Class A	3,758	65,540
Genesco, Inc. (a)	1,881	35,306
Hibbett Sports, Inc. (a)	5,993	107,874
Rent-A-Center, Inc. (a)	1,840	32,807
Staples, Inc.	7,450	150,266

West Marine, Inc. (a)	8,666	47,750
Total Specialty Retail		959,927

Textiles, Apparel & Luxury Goods - 0.9%
Oxford Industries, Inc.	1,317	15,343
Timberland Co. - Class A (a)	1,012	13,429
True Religion Apparel, Inc. (a)	3,191	71,159
Under Armour, Inc. - Class A (a)	5,200	116,376
Unifirst Corp.	1,291	47,987
Total Textiles, Apparel & Luxury Goods		264,294

Thrifts & Mortgage Finance - 1.8%
Beacon Federal Bancorp, Inc.	6,163	56,268
Clifton Savings Bancorp, Inc.	4,207	45,267
K-Fed Bancorp	4,638	42,577
Northwest Bancorp, Inc.	4,230	79,778
Provident Financial Services, Inc.	2,696	24,534
Provident New York Bancorp	12,663	102,823
Trustco Bank Corp.	10,727	63,397
ViewPoint Financial Group	7,117	108,392
Total Thrifts & Mortgage Finance		523,036

Tobacco - 0.6%
Alliance One International, Inc. (a)	20,482	77,832
Universal Corp.	2,758	91,317
Total Tobacco		169,149

Trading Companies & Distributors - 0.8%
Aceto Corp.	3,281	21,884
Beacon Roofing Supply, Inc. (a)	3,165	45,766
H&E Equipment Services, Inc. (a)	10,576	98,886
TAL International Group, Inc.	7,157	78,011
Total Trading Companies & Distributors		244,547

Wireless Telecommunication Services - 1.5%
American Tower Corp. - Class A (a)	3,950	124,545
Leap Wireless International, Inc. (a)	3,650	120,194
MetroPCS Communications, Inc. (a)	6,950	92,505
Virgin Mobile USA, Inc. - Class A (a)	25,510	102,550
Total Wireless Telecommunication Services		439,794

TOTAL COMMON STOCKS (Cost $24,858,778)		$28,360,637

INVESTMENT COMPANIES - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
PMC Commercial Trust	3,330	22,078
TOTAL INVESTMENT COMPANIES (Cost $20,409)		$22,078

Total Investments (Cost $24,879,187) - 97.7%		28,382,715
	Principal
	Amount
REPURCHASE AGREEMENTS - 0.5%
J.P. Morgan
0.010%, dated 06/30/2009, due 07/01/2009
repurchase price $135,817 (b)	$135,817	135,817
TOTAL REPURCHASE AGREEMENTS (Cost $135,817)		$135,817

Other Assets in Excess of Liabilities - 1.8%		525,906
TOTAL NET ASSETS - 100.0%		$29,044,438

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Long/Short Equity Market Neutral Portfolio
Schedule of Securities Sold Short
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
Acadia Realty Trust	3,976	$51,887
Advanced Analogic Technologies, Inc.	4,443	20,393
Air Products & Chemicals, Inc.	2,500	161,475
Airvana, Inc.	22,803	145,255
Alaska Communications Systems Group, Inc.	17,486	127,998
Albemarle Corp.	4,600	117,622
Alexander & Baldwin, Inc.	11,860	277,998
Allegheny Energy, Inc.	5,300	135,945
Allergan, Inc.	3,500	166,530
AM Castle & Co.	2,649	32,000
AMCOL International Corp.	1,825	39,384
Amerco, Inc.	3,095	114,979
American Campus Communities, Inc.	5,488	121,724
Ameris Bancorp	3,431	21,684
Analog Devices, Inc.	6,800	168,504
Analogic Corp.	892	32,959
The Andersons, Inc.	3,125	93,563
AnnTaylor Stores Corp.	2,645	21,107
ANSYS, Inc.	4,750	148,010
Approach Resources, Inc.	1,750	12,075
Arena Resources, Inc.	2,058	65,547
Arkansas Best Corp.	4,724	124,477
Aruba Networks, Inc.	9,353	81,745
Asbury Automotive Group, Inc.	3,173	32,492
Astec Industries, Inc.	2,359	70,039
Autodesk, Inc.	6,600	125,268
Avatar Holdings, Inc.	991	18,006
Avid Technology, Inc.	8,349	111,960
Avon Products, Inc.	8,400	216,552
Bebe Stores, Inc.	10,073	69,302
Becton, Dickinson & Co.	2,100	149,751
Belden, Inc.	3,434	57,348
BioMarin Pharmaceutical, Inc.	7,450	116,295
BJ's Wholesale Club, Inc.	4,000	128,920
Boston Beer Co, Inc. - Class A	4,219	124,840
BPZ Resources, Inc.	5,700	27,873
Brightpoint, Inc.	10,454	65,547
The Brink's Co.	6,300	182,889
Broadcom Corp. - Class A	5,200	128,908
Brooks Automation, Inc.	10,077	45,145
Brunswick Corp.	4,626	19,984
Brush Engineered Materials, Inc.	1,809	30,301
Cabot Corp.	1,974	24,833
Cabot Microelectronics Corp.	4,083	115,508
Cadence Design Systems, Inc.	3,783	22,320

Carlisle Cos., Inc.	5,600	134,624
Cascade Microtech, Inc.	4,469	16,312
Cascade Corp.	2,353	37,013
Cavco Industries, Inc.	205	5,193
Cavium Networks, Inc.	4,150	69,762
CDI Corp.	1,779	19,836
Celgene Corp.	3,300	157,872
Cenveo, Inc.	3,657	15,469
Cepheid, Inc.	5,625	52,988
Checkpoint Systems, Inc.	1,575	24,712
Chemical Financial Corp.	5,434	108,191
Chicopee Bancorp, Inc.	2,649	34,358
Christopher & Banks Corp.	5,506	36,945
Citizens, Inc.	7,931	48,220
CKX, Inc.	10,582	75,026
Clean Harbors, Inc.	2,150	116,079
CNX Gas Corp.	4,500	118,215
Cognex Corp.	8,368	118,240
Cognizant Technology Solutions Corp. - Class A	5,200	138,840
Cohen & Steers, Inc.	4,217	63,044
Cohu, Inc.	9,182	82,454
Colonial Properties Trust	5,714	42,284
Columbia Banking System, Inc.	5,323	54,454
Comstock Resources, Inc.	3,500	115,675
Constellation Energy Group, Inc.	5,450	144,861
Contango Oil & Gas Company	586	24,899
Continental Airlines, Inc. - Class B	2,461	21,804
Con-way, Inc.	1,542	54,448
Cooper Tire & Rubber Co.	8,512	84,439
The Corporate Executive Board Co.	4,950	102,762
Corvel Corp.	5,625	128,081
CoStar Group, Inc.	841	33,531
Costco Wholesale Corp.	2,900	132,530
Cutera, Inc.	17,152	147,850
Cymer, Inc.	3,977	118,236
Cynosure, Inc. - Class A	6,960	53,244
Cypress Semiconductor Corp.	15,817	145,516
Cytec Industries, Inc.	725	13,499
Diamond Hill Investment Group	2,159	86,749
Diamond Management & Technology Consultants, Inc.	20,530	86,226
Digi International, Inc.	13,277	129,451
Dillard's Inc. - Class A	7,240	66,608
Dollar Tree, Inc.	3,100	130,510
Dresser-Rand Group, Inc.	4,800	125,280
Drew Industries, Inc.	4,563	55,532
Echelon Corp.	10,097	85,623
Eclipsys Corp.	8,954	159,202
Electro Scientific Industries, Inc.	9,691	108,345
Electronic Arts, Inc.	6,150	133,578
Electronics for Imaging, Inc.	11,182	119,200
Enterprise Financial Services Corp.	4,532	41,196
Ethan Allen Interiors, Inc.	1,868	19,352

Evercore Partners, Inc. - Class A	1,943	38,161
ExlService Holdings, Inc.	5,963	66,845
Extra Space Storage, Inc.	16,130	134,685
FalconStor Software, Inc.	5,732	27,227
FARO Technologies, Inc.	5,221	81,082
Fifth Street Finance Corp.	14,347	144,044
First Community Bancshares Inc/VA	1,142	14,663
First Merchants Corp.	3,622	29,085
FMC Corp.	3,100	146,630
Formfactor, Inc.	6,287	108,388
Franklin Covey Co.	4,320	26,914
Franklin Resources, Inc.	2,150	154,821
FX Energy, Inc.	12,398	46,988
GAMCO Investors, Inc. - Class A	528	25,608
Gen-Probe, Inc.	3,450	148,281
Gerber Scientific, Inc.	4,119	10,297
Global Industries Ltd.	7,825	44,289
Global Traffic Network, Inc.	18,443	69,899
GrafTech International Ltd.	1,904	21,534
GSE Systems, Inc.	3,174	21,424
Guidance Software, Inc.	6,969	26,134
H&R Block, Inc.	9,400	161,962
Harris & Harris Group, Inc.	24,379	142,130
Harvest Natural Resources, Inc.	17,967	79,234
HB Fuller Co.	4,708	88,369
Heritage Financial Corp.	458	5,294
HLTH Corporation	10,924	143,104
Home Properties, Inc.	1,244	42,420
Hooker Furniture Corp.	2,567	29,469
Hughes Communications, Inc.	3,708	84,654
Hurco Cos, Inc.	2,841	44,405
IBERIABANK Corp.	1,836	72,357
ICO, Inc.	3,844	10,456
IDEX Corp.	5,750	141,277
IHS, Inc. - Class A	3,750	187,012
II-VI, Inc.	2,733	60,591
Imation Corp.	4,362	33,195
Immersion Corp.	5,726	28,286
Imperial Sugar Co.	6,307	76,378
IMS Health, Inc.	12,450	158,115
Infinera Corp.	10,759	98,230
Insteel Industries, Inc.	6,450	53,148
Intermec, Inc.	5,995	77,335
Internap Network Services Corp.	41,441	144,629
International Speedway Corp. - Class A	5,700	145,977
Internet Capital Group, Inc.	11,486	77,301
Intevac, Inc.	8,463	73,713
IPC The Hospitalist Co., Inc.	4,485	119,705
J Crew Group, Inc.	3,544	95,759
JMP Group, Inc.	20,348	156,476
Kadant, Inc.	1,204	13,593
Kaydon Corp.	3,654	118,974

Kelly Services, Inc.- Class A	10,616	116,245
Kenneth Cole Productions, Inc. - Class A	8,074	56,760
Kirby Corp.	4,600	146,234
The Knot, Inc.	13,320	104,962
Korn/Ferry International	3,209	34,144
K-Swiss, Inc. - Class A	11,199	95,191
KVH Industries, Inc.	3,217	21,972
L-1 Identity Solutions, Inc.	10,615	82,160
Lawson Products	2,418	34,360
LCA-Vision, Inc.	11,799	49,792
Learning Tree International, Inc.	8,497	87,519
LECG Corp.	6,318	20,597
Lifeway Foods, Inc.	2,940	37,926
Lindsay Corp.	340	11,254
Linear Technology Corp.	5,850	136,597
Littelfuse, Inc.	4,330	86,427
Live Nation, Inc.	18,644	90,610
Loral Space & Communications, Inc.	4,561	117,446
M/I Homes, Inc.	5,780	56,586
Macrovision Solutions Corp.	3,959	86,346
MainSource Financial Group, Inc.	2,609	19,359
Manhattan Associates, Inc.	6,929	126,246
Marine Products Corp.	8,075	30,281
Mariner Energy, Inc.	2,041	23,982
Marriott International, Inc. - Class A	7,076	156,168
Marsh & McLennan Companies, Inc.	5,950	119,773
Martha Stewart Living Omnimedia, Inc. - Class A	6,296	19,266
MB Financial Corp.	1,796	18,301
The McGraw-Hill Cos., Inc.	4,200	126,462
Medical Action Industries, Inc.	3,910	44,769
Meridian Interstate Bancorp Inc.	8,536	63,593
Meritage Homes Corp.	1,569	29,591
Methode Electronics, Inc.	2,668	18,729
Mettler-Toledo International, Inc.	1,900	146,585
Mine Safety Appliances Co.	7,550	181,955
Minerals Technologies, Inc.	3,162	113,895
MKS Instruments, Inc.	7,235	95,430
Monolithic Power Systems, Inc.	3,963	88,811
Morgans Hotel Group Co.	12,215	46,783
Movado Group, Inc.	1,448	15,262
MPS Group, Inc.	12,563	95,981
MSCI, Inc.	6,000	146,640
Mueller Industries, Inc.	4,926	102,461
Murphy Oil Corp.	2,300	124,936
Nara Bancorp, Inc.	2,523	13,069
National Instruments Corp.	7,900	178,224
National Penn Bancshares, Inc.	9,853	45,422
Netgear, Inc.	6,175	88,982
Network Equipment Technologies, Inc.	4,368	18,608
Newport Corp.	18,317	106,055
NIC, Inc.	7,675	51,960
NII Holdings, Inc.	7,800	148,746

Nordson Corp.	829	32,049
Norfolk Southern Corp.	3,450	129,961
Novatel Wireless, Inc.	1,831	16,516
O'Charleys, Inc.	7,718	71,392
OM Group, Inc.	1,638	47,535
Omnicell, Inc.	3,341	35,916
Omnicom Group, Inc.	6,550	206,849
Omnivision Technologies, Inc.	4,683	48,656
Osteotech, Inc.	12,428	54,683
Otter Tail Corp.	4,751	103,762
PACCAR, Inc.	5,500	178,805
Packaging Corp of America	11,800	191,160
Pall Corp.	6,400	169,984
Palomar Medical Technologies, Inc.	12,402	181,813
Panhandle Oil and Gas, Inc. - Class A	1,662	32,625
Park Electrochemical Corp.	6,317	136,005
Parker Hannifin Corp.	4,400	189,024
Patterson Cos., Inc.	7,300	158,410
Paychex, Inc.	7,550	190,260
PC Connection, Inc.	11,954	62,759
Penford Corp.	7,497	43,408
Peoples Bancorp, Inc.	2,061	35,140
Pharmaceutical Product Development, Inc.	4,300	99,846
PHH Corp.	3,747	68,120
Piper Jaffray Cos.	3,247	141,796
PMFG, Inc.	2,164	19,065
Polo Ralph Lauren Corp.	3,050	163,297
Post Properties, Inc.	2,883	38,748
PPG Industries, Inc.	3,500	153,650
PPL Corp.	5,100	168,096
Precision Castparts Corp.	1,600	116,848
Presidential Life Corp.	2,084	15,776
PrivateBancorp, Inc.	973	21,640
PS Business Parks, Inc.	181	8,768
Public Service Enterprise Group, Inc.	6,250	203,938
Pulaski Financial Corp.	4,667	30,802
QAD, Inc.	7,786	25,305
Quanex Building Products Corp Com	2,326	26,098
Quidel Corp.	7,431	108,195
Redwood Trust, Inc.	2,472	36,487
Rex Stores Corp.	10,487	105,499
Reynolds American, Inc.	4,150	160,273
Rockwell Automation, Inc.	4,700	150,964
Rockwell Collins, Inc.	3,300	137,709
Rush Enterprises, Inc. - Class A	5,961	69,446
Ryland Group, Inc.	3,183	53,347
Salesforce.com, Inc.	3,600	137,412
Sanders Morris Harris Group, Inc.	13,092	72,006
Sandy Spring Bancorp, Inc.	5,229	76,866
Scripps Networks Interactive Inc. - Class A	7,400	205,942
SEI Investments Co.	9,100	164,164
Selective Insurance Group	2,862	36,548

The Sherwin-Williams Co.	2,700	145,125
Silicon Graphics Intl Corp.	5,625	25,538
Skechers U.S.A., Inc.- Class A	6,275	61,307
Skyline Corp.	2,096	45,588
Smith International, Inc.	5,450	140,338
Smithfield Foods, Inc.	5,686	79,433
The Spectranetics Corporation	9,751	48,072
Standard Motor Products, Inc.	4,562	37,728
Stanley Furniture Co., Inc.	7,981	86,115
Starwood Hotels & Resorts Worldwide, Inc.	5,400	119,880
State Bancorp Inc.	6,019	45,504
Stellarone Corp.	8,126	105,232
Stratasys, Inc.	6,826	75,018
Stryker Corp.	2,800	111,272
Superior Industries International	6,030	85,023
SVB Financial Group	7,292	198,488
Switch & Data Facilities Co., Inc.	7,283	85,430
Sycamore Networks, Inc.	40,648	127,228
Tanger Factory Outlet Centers, Inc.	3,026	98,133
Tecumseh Products Co. - Class A	3,699	35,917
Tejon Ranch Co.	5,227	138,463
Teradata Corp.	6,100	142,923
Teton Advisors, Inc.	58	0
Thomas Weisel Partners Group, Inc.	6,495	39,100
Thor Industries, Inc.	3,266	59,996
THQ, Inc.	7,369	52,762
TICC Capital Corp.	15,067	66,445
Tim Hortons, Inc.	5,300	130,062
Total System Services, Inc.	12,100	162,019
TranS1, Inc.	10,769	67,091
Transatlantic Holdings, Inc.	3,550	153,822
Trex Co, Inc.	2,411	32,235
TrueBlue, Inc.	8,466	71,114
Ultimate Software Group, Inc.	2,431	58,927
Unica Corp.	20,139	110,362
United Fire & Casualty Co.	4,794	82,217
United Rentals, Inc.	7,894	51,232
United States Lime & Minerals	432	18,325
Unitrin, Inc.	3,078	36,998
Universal Corp.	5,150	170,517
Universal Display Corp.	1,006	9,839
Universal Technical Institute, Inc.	6,843	102,166
Univest Corporation of Pennsylvania	990	20,057
US Cellular Corp.	3,200	123,040
US Concrete, Inc.	7,269	14,393
Vaalco Energy, Inc.	18,113	76,618
Value Line, Inc.	1,096	36,026
Varian Semiconductor Equipment Associates, Inc.	7,150	171,529
VCA Antech, Inc.	6,800	181,560
Viacom Inc. - Class B	7,050	160,035
Vicor Corp.	10,468	75,579
Volcano Corp.	1,592	22,256

Volt Information Sciences, Inc.	4,112	25,782
Washington Federal, Inc.	9,376	121,888
Waters Corp.	3,600	185,292
Weight Watchers International, Inc.	6,700	172,659
Westlake Chemical Corp.	5,958	121,484
Westmoreland Coal Co.	3,935	31,874
Weyco Group, Inc.	3,932	90,790
White Mountains Insurance Group Ltd	500	114,455
Whitney Holding Corp.	4,059	37,180
Winnebago Industries, Inc.	4,582	34,044
Winthrop Realty Trust	7,562	67,529
World Wrestling Entertainment, Inc. - Class A	9,104	114,346
Wynn Resorts Ltd.	3,500	123,550
Zebra Technologies Corp. - Class A	6,050	143,143
Zenith National Insurance Corp.	5,362	116,570
Zumiez, Inc.	4,277	34,259
Total Securities Sold Short (Proceeds $27,885,520)		$27,697,585

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$28,360,637	$—	$—	$28,360,637
Investment Companies	22,078	—	—	22,078
Repurchase Agreements	—	135,817	—	135,817
Total Investments in Securities	$28,382,715	$135,817	$—	$28,518,532

Securities Sold Short	$(27,697,585)	$—	$—	$(27,697,585)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	The Arbitrage-1 Portfolio	The Distressed/Hedged Income Portfolio
Assets:
Unaffiliated Issuers, at value (cost $24,483,579, $76,118,117)	$23,692,834	$38,243,428
Repurchase Agreements (cost $2,628,668, $3,951,554)	2,628,668	3,951,554
Foreign currency, at value (cost $0, $53,773)	—	55,932
Receivable for investments sold	482,457	—
Dividends and interest receivable	171,943	1,060,404
Deposits for short sales	10,226,322	1,674,578
Total Assets	37,202,224	44,985,896

Liabilities:
Securities sold short, at value (proceeds $10,504,110, $0)	9,645,391	—
Payable for investments purchased	252,602	1,442,744
Payable to broker for dividends and interest on securities sold short	18,620	10
Payable to Advisor	63,525	100,143
Payable to Custodian for cash overdraft	—	33,296
Total Liabilities	9,980,138	1,576,193

Net Assets	$27,222,086	$43,409,703

Net Assets Consist of:
Shares of beneficial interest	$36,284,332	$84,048,278
Undistributed net investment income (loss)	(975,471)	2,533,930
Accumulated net realized gain (loss)	(8,154,749)	(5,235,557)
Net unrealized appreciation (depreciation) on:
Investments	(790,745)	(37,874,689)
Foreign currency and foreign currency translation	—	(62,259)
Short positions	858,719	—
Total Net Assets	$27,222,086	$43,409,703

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,833,658	7,244,060

Net asset value, offering and redemption price per share	$9.61	$5.99

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	The Distressed Securities & Special Situations-1 Portfolio	The Energy and Natural Resources Portfolio
Assets:
Unaffiliated Issuers, at value (cost $36,878,470, $23,511,483)	$26,387,104	$23,128,035
Affiliated Issuers, at value (cost $18,924,988, $0)	8,941,564	-
Repurchase Agreements (cost $12,023,783, $7,018,050)	12,023,783	7,018,050
Foreign currency, at value (cost $4,692, $540,183)	4,811	565,285
Cash	394,616	18,560
Receivable for investments sold	587,378	711,396
Dividends and interest receivable	649,726	7,639
Deposit for short sales	1,455,767	1,950,314
Total Assets	50,444,749	33,399,279

Liabilities:
Securities sold short, at value (proceeds $4,290,566, $1,125,923)	3,914,784	1,098,055
Written option contracts, at value (premiums received $1,027, $263,652)	60	227,300
Payable for investments purchased	1,753,965	1,360,300
Payable to Advisor	97,663	73,092
Payable to broker for dividends and interest on securities sold short	14,658	212
Total Liabilities	5,781,130	2,758,959

Net Assets	$44,663,619	$30,640,320

Net Assets Consist of:
Shares of beneficial interest	$80,709,768	$52,654,621
Undistributed net investment income (loss)	916,450	(247,953)
Accumulated net realized gain (loss)	(16,978,324)	(21,539,395)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	(10,491,366)	(383,448)
Affiliated investments	(9,983,424)	-
Foreign currency and foreign currency translation	113,766	92,275
Short positions	375,782	27,868
Written option contracts	967	36,352
Total Net Assets	$44,663,619	$30,640,320

Shares outstanding (unlimited shares authorized, $0.001 par value)	7,484,888	5,272,091

Net asset value, offering and redemption price per share	$5.97	$5.81

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	The Event Driven and Risk Arbitrage Portfolio	The Global Hedged Income-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $19,693,231, $28,722,578)	$17,927,687	$21,440,360
Repurchase Agreements (cost $1,865,252, $784,874)	1,865,252	784,874
Foreign currency, at value (cost $3, $140,523)	3	143,188
Receivable for investments sold	504,892	109,234
Dividends and interest receivable	15,836	634,786
Deposit for short sales	—	1,854,570
Total Assets	20,313,670	24,967,012

Liabilities:
Payable for investments purchased	493,542	664,997
Payable to broker for interest and dividends on securities sold short	—	13
Payable from variation margin of futures	—	12,797
Payable to Advisor	45,502	57,351
Total Liabilities	539,044	735,158

Net Assets	$19,774,626	$24,231,854

Net Assets Consist of:
Shares of beneficial interest	$27,135,397	$51,857,855
Undistributed net investment income	(123,591)	1,058,800
Accumulated net realized gain (loss)	(5,471,636)	(21,362,433)
Net unrealized appreciation (depreciation) on:
Investments	(1,765,544)	(7,282,218)
Foreign currency and foreign currency translation	—	5,602
Futures contracts	—	(45,752)
Short positions	—	—
Written option contracts	—	—
Total Net Assets	$19,774,626	$24,231,854

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,203,069	3,109,042

Net asset value, offering and redemption price per share	$8.98	$7.79

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	The Income Arbitrage Portfolio	The Long/Short Equity―Earnings Revision-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $35,582,613, $8,358,346)	$34,920,366	$9,594,756
Repurchase Agreements (cost $5,818,272, $3,462,647)	5,818,272	3,462,647
Cash	—	62,611
Receivable for investments sold	18,616,901	—
Receivable from variation margin of futures	6,686	—
Dividends and interest receivable	215,180	42,507
Deposits for short sales	—	9,817,094
Swap payments paid	204,630	—
Collateral paid on open swap contracts	3,285,258	—
Total Assets	63,067,293	22,979,615

Liabilities:
Securities sold short, at value (proceeds $0, $12,538,295)	—	9,612,711
Payable for investments purchased	36,112,138	—
Payable to broker for dividends and interest on securities sold short	v	12,670
Payable for swap contracts closed	53,134	—
Payable to Advisor	56,102	70,820
Net unrealized loss on swap contracts	23,219	—
Swap payments received	1,582,633	—
Total Liabilities	37,827,226	9,696,201

Net Assets	$25,240,067	$13,283,414

Net Assets Consist of:
Shares of beneficial interest	$32,445,313	$1,181,892
Undistributed net investment income (loss)	(5,585,976)	(261,303)
Accumulated net realized gain (loss)	(1,545,183)	8,200,831
Net unrealized appreciation (depreciation) on:
Investments	(662,247)	1,236,410
Short positions	—	2,925,584
Futures contracts	611,379	—
Swap contracts	(23,219)	—
Total Net Assets	$25,240,067	$13,283,414

Shares outstanding (unlimited shares authorized, $0.001 par value)	3,485,952	1,230,605

Net asset value, offering and redemption price per share	$7.24	$10.79

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	The Long/Short Equity―Growth-1 Portfolio	The Long/Short Equity Hedge Portfolio
Assets:
Unaffiliated Issuers, at value (cost $10,343,555, $14,247,541)	$11,877,827	$14,780,438
Repurchase Agreements (cost $6,053,374, $2,503,342)	6,053,374	2,503,342
Receivable for Fund shares issued	—	10,000,000
Receivable for investments sold	1,205,969	1,823,004
Dividends and interest receivable	11,721	13,271
Deposits for short sales	8,713,699	3,965,872
Total Assets	27,862,590	33,085,927

Liabilities:
Securities sold short, at value (proceeds $9,259,535, $3,645,346)	9,032,740	3,317,948
Written option contracts, at value (premiums received $0, 32,388)	—	13,569
Payable for investments purchased	901,864	1,356,731
Payable to Advisor	39,147	42,424
Payable to broker for interest and dividends on securities sold short	15,263	9,724
Total Liabilities	9,989,014	4,740,396

Net Assets	$17,873,576	$28,345,531

Net Assets Consist of:
Shares of beneficial interest	$29,737,753	$39,501,642
Undistributed net investment income (loss)	(209,629)	(189,359)
Accumulated net realized gain (loss)	(13,415,615)	(11,845,866)
Net unrealized appreciation (depreciation) on:
Investments	1,534,272	532,897
Short positions	226,795	327,398
Written option contracts	—	18,819
Total Net Assets	$17,873,576	$28,345,531

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,093,609	4,630,388

Net asset value, offering and redemption price per share	$8.54	$6.12

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	The Long/Short Equity― International-1 Portfolio	The Long/Short Equity Market Neutral Portfolio
Assets:
Unaffiliated Issuers, at value (cost $13,521,347, $24,879,187)	$13,792,791	$28,382,715
Repurchase Agreements (cost $1,472,275, $135,817)	1,472,275	135,817
Foreign currency, at value (cost $151,420, $0)	150,931	—
Cash	1,372	2,306
Receivable for investments sold	835,592	—
Dividends and interest receivable	88,529	22,237
Deposits for short sales	13,101,268	28,304,403
Total Assets	29,442,758	56,847,478

Liabilities:
Securities sold short, at value (proceeds $12,529,554, $27,885,520)	13,007,500	27,697,585
Payable for investments purchased	935,220	—
Payable to Advisor	35,092	67,878
Payable to broker for interest and dividends on securities sold short	82,420	37,577
Total Liabilities	14,060,232	27,803,040

Net Assets	$15,382,526	$29,044,438

Net Assets Consist of:
Shares of beneficial interest	$20,113,647	$24,658,443
Undistributed net investment income (loss)	(299,138)	(599,264)
Accumulated net realized gain (loss)	(4,224,646)	1,293,796
Net unrealized appreciation (depreciation) on:
Investments	271,444	3,503,528
Foreign currency and foreign currency translation	(835)	—
Short positions	(477,946)	187,935
Total Net Assets	$15,382,526	$29,044,438

Shares outstanding (unlimited shares authorized, $0.001 par value)	1,696,208	3,137,840

Net asset value, offering and redemption price per share	$9.07	$9.26

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)	The Arbitrage-1 Portfolio	The Distressed/Hedged Income Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $111, $0)	$31,355	$60,770
Interest income	447,022	3,011,697
Total Investment Income	478,377	3,072,467

Expenses:
Investment advisory fees	286,012	415,494
Operating service fees	66,714	108,957
Total operating expenses before interest on short positions	352,726	524,451
Dividends and interest on short positions	44,893	14,086
Total Expenses	397,619	538,537

Net Investment Income	80,758	2,533,930

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(4,096,324)	(3,776,050)
Foreign currency and foreign currency translation	—	(1,339)
Forward foreign currency contracts	—	—
Short positions	2,658,199	688,863
Futures Contracts	—	—
Written option contracts	23,497	—
Swap contracts	—	—

Net Realized Gain (Loss)	(1,414,628)	(3,088,526)
Change in unrealized appreciation (depreciation) on:
Investments	8,408,459	6,767,335
Foreign currency and foreign currency translation	—	(56,905)
Forward foreign currency contracts	—	12,880
Short positions	(3,445,254)	(720,928)
Futures contracts	—	—
Written option contracts	(30,627)	—
Swap contracts	—	—
Net Change in Unrealized Appreciation (Depreciation)	4,932,578	6,002,382
Net Realized and Unrealized Gain (Loss)	3,517,950	2,913,856

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,598,708	$5,447,786

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)	The Distressed Securities & Special Situations-1 Portfolio	The Energy and Natural Resources Portfolio
Investment Income:
Dividend income from unaffiliated issuers
(net of foreign withholding tax of $693, $14,832)	$103,522	$555,015
Dividend income from affiliated issuers
(net of foreign withholding tax of $71,126, $0)	403,049	—
Interest income	986,313	1,234
Total Investment Income	1,492,884	556,249

Expenses:
Investment advisory fees	394,537	309,801
Operating service fees	104,806	82,595
Total operating expenses before interest on short positions	499,343	392,396
Dividends and interest on short positions	77,091	18,351
Total Expenses	576,434	410,747

Net Investment Income	916,450	145,502

Realized and Unrealized Gain (Loss)
Realized Gain (Loss) on:
Investments in unaffiliated issuers	(11,385,567)	(3,964,315)
Investments in affiliated issuers	—	—
Foreign currency and foreign currency translation	506,237	103,243
Short positions	23,901	(334,399)
Futures contracts	—	—
Written option contracts	118,612	64,473

Net Realized Gain (Loss)	(10,736,817)	(4,130,998)
Change in unrealized appreciation (depreciation) on:
Unaffiliated investments	16,293,757	11,044,508
Affiliated investments	2,305,169	—
Foreign currency and foreign currency translation	(649,266)	(40,019)
Short positions	(71,451)	39,164
Forward foreign currency contracts
Written option contracts	(1,478)	36,352
Net Change in Unrealized Appreciation (Depreciation)	17,876,731	11,080,005
Net Realized and Unrealized Gain (Loss)	7,139,914	6,949,007

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,056,364	$7,094,509

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)	The Event Driven and Risk Arbitrage Portfolio	The Global Hedged Income-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $696, $16,517)	$145,219	$250,167
Interest income	1,852	1,185,176
Total Investment Income	147,071	1,435,343

Expenses:
Investment advisory fees	218,583	300,784
Operating service fees	52,079	73,858
Total operating expenses before dividends and interest on short positions	270,662	374,642
Dividends and interest on short positions	-	1,901
Total Expenses	270,662	376,543

Net Investment Income (Loss)	(123,591)	1,058,800

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments in unaffiliated issuers	(4,379,474)	(9,016,427)
Foreign currency and foreign currency translation	459	193,024
Short positions	—	8,572
Futures contracts	—	101,084

Net Realized Gain (Loss)	(4,379,015)	(8,713,747)
Change in unrealized appreciation (depreciation) on:
Investments	6,058,543	11,557,461
Foreign currency and foreign currency translation	1	54,674
Swap contracts	—	(45,752)
Net Change in Unrealized Appreciation (Depreciation)	6,058,544	11,566,383
Net Realized and Unrealized Gain (Loss)	1,679,529	2,852,636

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,555,938	$3,911,436

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)	The Income Arbitrage Portfolio	The Long/Short Equity―Earnings Revision-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $0, $638)	$—	$104,754
Interest income	589,302	2,744
Total Investment Income	589,302	107,498

Expenses:
Investment advisory fees	321,462	177,685
Operating service fees	78,682	40,064
Total operating expenses before dividends on short positions	400,144	217,749
Dividends and interest on short positions	1,117	151,052
Total Expenses	401,261	368,801

Net Investment Income (Loss)	188,041	(261,303)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(502,125)	(727,248)
Foreign currency and foreign currency translation	735	—
Futures contracts	951,230	—
Swap contracts	(137,457)
Short positions	—	9,491,772

Net Realized Gain (Loss)	312,383	8,764,524
Change in unrealized appreciation (depreciation) on:
Investments	1,604,297	2,665,868
Short positions	—	(13,167,398)
Futures contracts	(617,588)	—
Swap contracts	(3,871,409)	—
Net Change in Unrealized Appreciation (Depreciation)	(2,884,700)	(10,501,530)
Net Realized and Unrealized Gain (Loss)	(2,572,317)	(1,737,006)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,384,276)	$(1,998,309)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)	The Long/Short Equity―Growth-1 Portfolio	The Long/Short Equity Hedge Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $326, $0)	$82,988	$124,296
Interest income	3,696	2,394
Total Investment Income	86,684	126,690

Expenses:
Investment advisory fees	174,368	204,330
Operating service fees	41,366	52,117
Total operating expenses before dividends and interest on short positions	215,734	256,447
Dividends and interest on short positions	80,579	59,602
Total Expenses	296,313	316,049

Net Investment Income (Loss)	(209,629)	(189,359)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	1,566,306	(409,843)
Short positions	36,511	1,056,976
Written options	—	(103,413)

Net Realized Gain (Loss)	1,602,817	543,720
Change in unrealized appreciation (depreciation) on:
Investments	611,256	151,512
Short positions	(131,673)	(1,158,093)
Written option contracts	—	60,366
Net Change in Unrealized Appreciation (Depreciation)	479,583	(946,215)
Net Realized and Unrealized Gain (Loss)	2,082,400	(402,495)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,872,771	$(591,854)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2009 (Unaudited)	The Long/Short Equity ― International-1 Portfolio	The Long/Short Equity Market Neutral Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $55,130, $0)	$367,795	$226,111
Interest income	1,688	1,941
Total Investment Income	369,483	228,052

Expenses:
Investment advisory fees	181,872	382,963
Operating service fees	42,889	88,901
Total operating expenses before dividends on short positions	224,761	471,864
Dividends and interest on short positions	348,447	355,452
Total Expenses	573,208	827,316

Net Investment Income (Loss)	(203,725)	(599,264)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(2,868,257)	(4,142,273)
Foreign currency and foreign currency translation	2,261	—
Short positions	1,476,073	7,842,612

Net Realized Gain (Loss)	(1,389,923)	3,700,339
Change in unrealized appreciation (depreciation) on:
Investments	4,266,970	6,658,546
Foreign currency and foreign currency translation	(492)	—
Short positions	(2,185,363)	(11,851,232)
Net Change in Unrealized Appreciation (Depreciation)	2,081,115	(5,192,686)
Net Realized and Unrealized Gain (Loss)	691,192	(1,492,347)

Net Increase (Decrease) in Net Assets Resulting from Operations	$487,467	$(2,091,611)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Arbitrage-1 Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income	$80,758	$107,604
Net realized gain (loss)	(1,414,628)	(5,212,020)
Change in unrealized appreciation (depreciation)	4,932,578	(6,032,409)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,598,708	(11,136,825)

Dividends and Distributions to Shareholders:
Net investment income	—	(14,465)
Net realized gains	—	—
Total Dividends and Distributions	—	(14,465)

Capital Share Transactions:
Proceeds from shares sold	633,955	11,569,475
Cost of shares redeemed	(1,800,000)	(44,906,169)
Proceeds from shares issued to holders in reinvestment of dividends	—	14,465
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,166,045)	(33,322,229)

Total Increase (Decrease) in Net Assets	2,432,663	(44,473,519)

Net Assets:
Beginning of period	24,789,423	69,262,942
End of period*	$27,222,086	$24,789,423

* Including undistributed net investment income (loss)	$(975,471)	$(1,056,229)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Distressed/Hedged Income Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income	$2,533,930	$6,942,178
Net realized gain (loss)	(3,088,526)	(1,899,747)
Change in unrealized appreciation (depreciation)	6,002,382	(37,602,044)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,447,786	(32,559,613)

Dividends and Distributions to Shareholders:
Net investment income	—	(4,197,990)
Net realized gains	—	—
Total Dividends and Distributions	—	(4,197,990)

Capital Share Transactions:
Proceeds from shares sold	631,883	2,141,155
Cost of shares redeemed	(8,200,000)	(5,402,968)
Proceeds from shares issued to holders in reinvestment of dividends	—	4,197,990
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,568,117)	936,177

Total Increase (Decrease) in Net Assets	(2,120,331)	(35,821,426)

Net Assets:
Beginning of period	45,530,034	81,351,460
End of period*	$43,409,703	$45,530,034

* Including undistributed net investment income (loss)	$2,533,930	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Distressed Securities & Special Situations-1 Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$916,450	$4,089,581
Net realized gain (loss)	(10,736,817)	(5,598,138)
Change in unrealized appreciation (depreciation)	17,876,731	(38,549,089)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,056,364	(40,057,646)

Dividends and Distributions to Shareholders:
Net investment income	—	(6,526)
Net realized gains	—	(60,844)
Total Dividends and Distributions	—	(67,370)

Capital Share Transactions:
Proceeds from shares sold	1,998,539	22,953,115
Cost of shares redeemed	(8,620,000)	(32,152,653)
Proceeds from shares issued to holders in reinvestment of dividends	—	67,370
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,621,461)	(9,132,168)

Total Increase/(Decrease) in Net Assets	1,434,903	(49,257,184)

Net Assets:
Beginning of period	43,228,716	92,485,900
End of period*	$44,663,619	$43,228,716

* Including undistributed net investment income (loss)	$916,450	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Energy and Natural Resources-1 Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Period from January 2, 2008(1) through December 31, 2008

Operations:
Net investment income (loss)	$145,502	$741,033
Net realized gain (loss)	(4,130,998)	(17,446,254)
Change in unrealized appreciation (depreciation)	11,080,005	(11,306,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,094,509	(28,012,179)

Dividends and Distributions to Shareholders:
Net realized gains	—
Total Dividends and Distributions	—

Capital Share Transactions:
Proceeds from shares sold	375,410	63,503,536
Cost of shares redeemed	(8,148,617)	(4,172,339)
Proceeds from shares issued to holders in reinvestment of dividends	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,773,207)	59,331,197

Total Increase in Net Assets	(678,698)	31,319,018

Net Assets:
Beginning of period	31,319,018	—
End of period*	$30,640,320	$31,319,018

* Including undistributed net investment income (loss)	$(247,953)	$(393,455)

(1)  Commencement of operations for the Energy and Natural Resources-1 Portfolio was January 2, 2008.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Event Driven and Risk Arbitrage Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$(123,591)	$(394,690)
Net realized gain (loss)	(4,379,015)	(705,019)
Change in unrealized appreciation (depreciation)	6,058,544	(7,708,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,555,938	(8,808,371)

Dividends and Distributions to Shareholders:
Net realized gains	—	—
Return of capital	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	633,157	1,432,324
Cost of shares redeemed	(6,954,112)	(15,375,349)
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,320,955)	(13,943,025)

Total Increase (Decrease) in Net Assets	(4,765,017)	(22,751,396)

Net Assets:
Beginning of period	24,539,643	47,291,039
End of period*	$19,774,626	$24,539,643

* Including undistributed net investment income (loss)	$(123,591)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Global Hedged Income-1 Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$1,058,800	$4,209,519
Net realized gain (loss)	(8,713,747)	(12,352,193)
Change in unrealized appreciation (depreciation)	11,566,383	(18,320,743)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,911,436	(26,463,417)

Dividends and Distributions to Shareholders:
Net investment income	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	365,423	2,118,607
Cost of shares redeemed	(13,860,818)	(20,303,951)
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,495,395)	(18,185,344)

Total Increase (Decrease) in Net Assets	(9,583,959)	(44,648,761)

Net Assets:
Beginning of period	33,815,813	78,464,574
End of period*	$24,231,854	$33,815,813

* Including undistributed net investment income (loss)	$1,058,800	$—
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Income Arbitrage Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$188,041	$1,261,436
Net realized gain (loss)	312,383	(2,141,254)
Change in unrealized appreciation (depreciation)	(2,884,700)	(7,475,045)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,384,276)	(8,354,863)

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	—	—
Return of capital	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	454,398	1,933,850
Cost of shares redeemed	(25,278,356)	(10,262,837)
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(24,823,958)	(8,328,987)

Total Increase (Decrease) in Net Assets	(27,208,234)	(16,683,850)

Net Assets:
Beginning of period	52,448,301	69,132,151
End of period*	$25,240,067	$52,448,301

* Including undistributed net investment income (loss)	$(5,585,976)	$(5,774,017)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Earnings Revision-1 Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$(261,303)	$(666,349)
Net realized gain (loss)	8,764,524	4,036,127
Change in unrealized appreciation (depreciation)	(10,501,530)	(1,550,107)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,998,309)	1,819,671

Dividends and Distributions to Shareholders:
Net investment income	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	373,305	1,494,463
Cost of shares redeemed	(7,000,000)	(42,000,000)
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,626,695)	(40,505,537)

Total Increase (Decrease) in Net Assets	(8,625,004)	(38,685,866)

Net Assets:
Beginning of period	21,908,418	60,594,284
End of period*	$13,283,414	$21,908,418

* Including undistributed net investment income (loss)	$(261,303)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Growth Portfolio-1	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$(209,629)	$(576,657)
Net realized gain (loss)	1,602,817	(12,623,124)
Change in unrealized appreciation (depreciation)	479,583	(446,998)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,872,771	(13,646,779)

Dividends and Distributions to Shareholders:
Net investment income	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	722,174	26,892,895
Cost of shares redeemed	—	(57,576,987)
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	722,174	(30,684,092)

Total Increase (Decrease) in Net Assets	2,594,945	(44,330,871)

Net Assets:
Beginning of period	15,278,631	59,609,502
End of period*	$17,873,576	$15,278,631

* Including undistributed net investment income (loss)	$(209,629)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity Hedge Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$(189,359)	$(329,402)
Net realized gain (loss)	543,720	(11,763,056)
Change in unrealized appreciation (depreciation)	(946,215)	2,686,060
Net Increase (Decrease) in Net Assets Resulting from Operations	(591,854)	(9,406,398)

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	10,665,710	1,189,749
Cost of shares redeemed	(4,000,000)	(18,525,198)
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,665,710	(17,335,449)

Total Increase (Decrease) in Net Assets	6,073,856	(26,741,847)

Net Assets:
Beginning of period	22,271,675	49,013,522
End of period*	$28,345,531	$22,271,675

* Including undistributed net investment income (loss)	$(189,359)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―International-1 Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$(203,725)	$(874,101)
Net realized gain (loss)	(1,389,923)	(2,298,467)
Change in unrealized appreciation (depreciation)	2,081,115	(3,252,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	487,467	(6,425,334)

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	—	—
Return of capital	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	233,995	1,926,442
Cost of shares redeemed	(5,152,758)	(30,228,584)
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,918,763)	(28,302,142)

Total Increase (Decrease) in Net Assets	(4,431,296)	(34,727,476)

Net Assets:
Beginning of period	19,813,822	54,541,298
End of period*	$15,382,526	$19,813,822

* Including undistributed net investment income (loss)	$(299,138)	$(95,413)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity Market Neutral Portfolio	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:
Net investment income (loss)	$(599,264)	$(1,025,320)
Net realized gain (loss)	3,700,339	215,440
Change in unrealized appreciation	(5,192,686)	(2,600,395)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,091,611)	(3,410,275)

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	500,207	12,590,990
Cost of shares redeemed	(11,126,655)	(48,675,743)
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,626,448)	(36,084,753)

Total Increase in Net Assets	(12,718,059)	(39,495,028)

Net Assets:
Beginning of period	41,762,497	81,257,525
End of period*	$29,044,438	$41,762,497

* Including undistributed net investment income (loss)	$(599,264)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows

For the Six Months Ended June 30, 2009 (Unaudited)	The Distressed/Hedged Income Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$5,447,786
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized (gain) loss on:
Investments	3,776,050
Short positions	(688,863)
Change in unrealized appreciation on investments, securities sold short, and written option contracts	(6,046,407)
Amortization and accretion of premium and discount	(650,492)
Changes in assets and liabilities:
Foreign currency	(2,991)
Receivable for investments sold	—
Deposit for short sales	(925,753)
Dividends and interest receivable	686,818
Accrued investment advisory fees	3,689
Net unrealized loss on forward foreign currency contracts	(12,880)
Payable for investments purchased	1,441,860
Payable to broker for interest and dividends on securities sold short	(27,073)
Purchases of investments and options	(11,267,904)
Proceeds from sale of investments and options	13,928,376
Cover of securities sold short	(169,439)
Net sales of repurchase agreements	2,429,664
NET CASH PROVIDED BY OPERATING ACTIVITIES	7,922,441

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	631,883
Payment on shares redeemed	(8,200,000)
NET CASH USED BY FINANCING ACTIVITIES	(7,568,117)

NET INCREASE IN CASH	354,324

PAYABLE TO CUSTODIAN FOR CASH OVERDRAFT, BEGINNING OF PERIOD	(387,620)
PAYABLE TO CUSTODIAN FOR CASH OVERDRAFT, END OF PERIOD	$(33,296)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows

For the Six Months Ended June 30, 2009 (Unaudited)	The Distressed Securities & Special Situations- 1 Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$8,056,364
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized (gain) loss on:
Investments	11,385,567
Short positions	(23,901)
Written option contracts	(118,612)
Change in unrealized appreciation on investments, securities sold short, and written option contracts	(18,525,997)
Amortization and accretion of premium and discount	(208,406)
Changes in assets and liabilities:
Foreign currency	(4,185)
Receivable for investments sold	(149,683)
Deposit for short sales	102,236
Dividends and interest receivable	35,814
Accrued investment advisory fees	11,115
Net unrealized loss on forward foreign currency contracts	—
Payable for investments purchased	(2,567,574)
Payable to broker for interest and dividends on securities sold short	(2,872)
Accrued expenses and other liabilities	(2,014)
Purchases of investments and options	(23,048,481)
Proceeds from sale of investments and options	28,783,633
Proceeds from securities sold short	4,768,184
Cover of securities sold short	(2,392,281)
Premiums received on written option contracts	256,814
Written option contracts closed or exercised	(140,845)
Net sales of repurchase agreements	894,140
NET CASH PROVIDED BY OPERATING ACTIVITIES	7,109,016

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	1,998,539
Payment on shares redeemed	(8,620,000)
NET CASH USED BY FINANCING ACTIVITIES	(6,621,461)

NET INCREASE IN CASH	487,555

PAYABLE TO CUSTODIAN FOR CASH OVERDRAFT, BEGINNING OF PERIOD	(92,939)
CASH, END OF PERIOD	$394,616

SUPPLEMENTAL INFORMATION:
Cash paid for interest on short-term borrowing	$1,169

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Arbitrage-1 Portfolio
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.40		$10.07		$9.94		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.03		0.01		0.12		0.10
Net realized and unrealized gain (loss) on investments	1.18		(1.68)		0.28		0.07
Total Gain (loss) from Investment Operations	1.21		(1.67)		0.40		0.17

Less Dividends and Distributions:
Net investment income	—		(0.00	)(7)	(0.24)		(0.12)
Net realized gains	—		—		(0.03)		(0.11)
Total Dividends and Distributions	—		—		(0.27)		(0.23)

Net Asset Value, End of Period	$9.61		$8.40		$10.07		$9.94

Total Return	14.40	%(4)	-16.55%		3.93%		1.56	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$27,222		$24,789		$69,263		$21,672

Ratio of expenses including interest on short positions and interest expense to average net assets:	2.98	%(5)(6)	2.70	%(6)	2.79	%(6)	4.73	%(5)

Ratio of expenses excluding interest on short positions and interest expense to average net assets:	2.64	%(5)(6)	2.46	%(6)	2.60	%(6)	3.00	%(5)

Ratio of net investment income (loss) including interest on short positions and interest expense to average net assets:	0.61	%(5)	0.17%		0.79%		1.29	%(5)

Ratio of interest expense and interest on short positions to average net assets:	0.34	%(5)	0.24%		0.19%		1.73	%(5)

Portfolio turnover rate	88	%(4)	64%		80%		98	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)  For the periods ended June 30, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.04, $0.04, $0.14 and $0.22, respectively.
(4)  Not Annualized.
(5) Annualized.
(6)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.
(7)  Amount calculated is less than $0.005.
*  Commencement of Fund-of-Funds structure.  See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Distressed/Hedged Income Portfolio
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Period from May 1, 2007(6) to December 31, 2007
Per Share Data:(1)
Net Asset Value, Beginning of Period	$5.26		$9.83		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.32		0.84		0.43
Net realized and unrealized gain (loss) on investments	0.41		(4.88)		(0.35)
Total Gain (loss) from Investment Operations	0.73		(4.04)		0.08

Less Dividends and Distributions:
Net investment income	—		(0.53)		(0.25)
Total Dividends and Distributions	—		(0.53)		(0.25)

Net Asset Value, End of Period	$5.99		$5.26		$9.83

Total Return	16.16	%(4)	-41.70%		0.80	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$43,410		$45,530		$81,351

Ratio of expenses including interest on short positions and interest expense to average net assets:	2.47	%(5)(7)	2.72	%(7)	2.78	%(5)(7)

Ratio of expenses excluding interest on short positions and interest expense to average net assets:	2.41	%(5)(7)	2.39	%(7)	2.60	%(5)(7)

Ratio of net investment income (loss) including interest on short positions and interest expense to average net assets:	11.63	%(5)	10.00%		5.71	%(5)

Ratio of interest expense and interest on short positions to average net assets:	0.06	%(5)	0.33%		0.18	%(5)

Portfolio turnover rate	30	%(4)	44%		8	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)  For the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, net investment income (loss) per share before interest expense and interest on short positions was $0.32, $0.87 and $0.44, respectively.
(4)  Not Annualized.
(5) Annualized.
(6)  Commencement of operations for The Distressed/Hedged Income Portfolio was May 1, 2007.
(7)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Distressed Securities & Special Situations-1 Portfolio
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$4.91		$9.09		$9.51		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.11		0.40		0.12		0.02
Net realized and unrealized gain (loss) on investments	0.95		(4.57)		0.79		(0.01)
Total Gain (loss) from Investment Operations	1.06		(4.17)		0.91		0.01

Less Dividends and Distributions:
Net investment income	—		(0.00	)(7)	(0.13)		(0.03)
Net realized gains	—		(0.01)		(1.20)		(0.47)
Total Dividends and Distributions	—		(0.01)		(1.33)		(0.50)

Net Asset Value, End of Period	$5.97		$4.91		$9.09		$9.51

Total Return	21.38	%(4)	-45.90%		9.93%		0.18	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$44,664		$43,229		$92,486		$57,421

Ratio of expenses including interest on short positions and interest expense to average net assets:	2.75	%(5)(6)	2.71	%(6)	2.96	%(6)	4.23	%(5)

Ratio of expenses excluding interest on short positions and interest expense to average net assets:	2.38	%(5)(6)	2.38	%(6)	2.62	%(6)	3.00	%(5)

Ratio of net investment income (loss) including interest on short positions and interest expense to average net assets:	4.37	%(5)	4.84%		0.81%		0.20	%(5)

Ratio of interest expense and interest on short positions to average net assets:	0.37	%(5)	0.33%		0.34%		1.23	%(5)

Portfolio turnover rate	67	%(4)	219%		194%		74	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.12, $0.43, $0.16 and $0.10, respectively.
(4) Not Annualized.
(5) Annualized.
(6)  The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.
(7)  Amount calculated is less than $0.005.
*  Commencement of Fund-of-Funds structure.  See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Energy and Natural Resources-1 Porfolio
	Six Months Ended June 30, 2009 (Unaudited)		Period from January 2, 2008(6) to December 31, 2008
Per Share Data:(1)
Net Asset Value, Beginning of Period	$4.67		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.02		0.15
Net realized and unrealized gain (loss) on investments	1.12		(5.48)
Total Gain (loss) from Investment Operations	1.14		(5.33)

Less Dividends and Distributions:
Net investment income	—		—
Total Dividends and Distributions	—		—

Net Asset Value, End of Period	$5.81		$4.67

Total Return	24.41	%(4)	-53.30	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$30,640		$31,319

Ratio of expenses including dividends on short positions and interest expense to average net assets:	2.49	%(5)(7)	2.37	%(5)(7)

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.38	%(5)(7)	2.34	%(5)(7)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	0.88	%(5)	1.96	%(5)

Ratio of interest expense and dividends on short positions to average net assets:	0.11	%(5)	0.03	%(5)

Portfolio turnover rate	200	%(4)	356	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the period ended June 30, 2009 and December 31, 2008, net investment income (loss) per share before interest expense and dividends on short positions was $0.03, and  $0.15, respectively.
(4) Not Annualized.
(5) Annualized.
(6)  Commencement of operations for The Energy and Natural Resources-1 Portfolio was January 2, 2008.
(7)  The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Event Driven and Risk Arbitrage Portfolio
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$7.95		$10.18		$10.31		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.05)		(0.09)		(0.15)		(0.06)
Net realized and unrealized gain (loss) on investments	1.08		(2.14)		0.56		0.67
Total Gain (loss) from Investment Operations	1.03		(2.23)		0.41		0.61

Less Dividends and Distributions:
Net realized gains	—		—		(0.53)		(0.30)
Return of capital			—		(0.01)		—
Total Dividends and Distributions	—		—		(0.54)		(0.30)

Net Asset Value, End of Period	$8.98		$7.95		$10.18		$10.31

Total Return	12.96	%(4)	-21.91%		4.02%		6.22	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$19,775		$24,540		$47,291		$23,949

Ratio of expenses including dividends on short positions and interest expense to average net assets:	2.60	%(5)(6)	2.46	%(6)	3.26	%(6)	4.36	%(5)

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.60	%(5)(6)	2.46	%(6)	2.63	%(6)	3.00	%(5)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.19	)%(5)	(0.96)%		(1.72)%		(1.29	)%(5)

Ratio of interest expense and dividends on short positions to average net assets:	0.00	%(5)	0.00%		0.63%		1.36	%(5)

Portfolio turnover rate	85	%(4)	212%		235%		140	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.05), ($0.09), ($0.08) and $0.03 , respectively.
(4) Not Annualized.
(5) Annualized.
(6)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.
*  Commencement of Fund-of-Funds structure.  See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Global Hedged Income-1 Portfolio
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from May 24, 2006(7) to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$6.71		$10.21		$10.12		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.25		0.58		0.57		0.18
Net realized and unrealized gain (loss) on investments	0.83		(4.08)		(0.21)		0.07
Total Gain (loss) from Investment Operations	1.08		(3.50)		0.36		0.25

Less Dividends and Distributions:
Net investment income	—		—		(0.27)		(0.13)
Total Dividends and Distributions	—		—		(0.27)		(0.13)

Net Asset Value, End of Period	$7.79		$6.71		$10.21		$10.12

Total Return	16.24	%(4)	-34.28%		3.57%		2.55	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$24,232		$33,816		$78,465		$13,765

Ratio of expenses including dividends and interest on short positions and interest expense to average net assets:	2.55	%(5)(6)	2.52	%(6)	2.87	%(6)	4.34	%(5)

Ratio of expenses excluding dividends and interest on short positions and interest expense to average net assets:	2.54	%(5)(6)	2.45	%(6)	2.60	%(6)	3.00	%(5)

Ratio of net investment income (loss) including dividends and interest on short positions and interest expense to average net assets:	7.17	%(5)	5.98%		5.13%		2.77	%(5)

Ratio of interest expense and dividends and interest on short positions to average net assets:	0.01	%(5)	0.07%		0.27%		1.34	%(5)

Portfolio turnover rate	41	%(4)	60%		182%		152	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends and interest on short positions was $0.25, $0.57, $0.60 and $0.26, respectively
(4) Not Annualized.
(5) Annualized.
(6)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.
(7)  Commencement of operations for The Global Hedged Income-1 Portfolio was May 24, 2006.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Income Arbitrage Portfolio
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$7.56		$8.74		$10.09		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.04		0.16		0.44		0.35
Net realized and unrealized gain (loss) on investments	(0.36)		(1.34)		0.54		0.52
Total Gain (loss) from Investment Operations	(0.32)		(1.18)		0.98		0.87

Less Dividends and Distributions:
Net investment income	—		—		(0.34)		(0.78)
Net realized gains	—		—		(1.96)		—
Return of capital	—		—		(0.03)		—
Total Dividends and Distributions	—		—		(2.33)		(0.78)

Net Asset Value, End of Period	$7.24		$7.56		$8.74		$10.09

Total Return	-4.23	%(4)	-13.50%		9.76%		8.67	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$25,240		$52,448		$69,132		$40,515

Ratio of expenses including interest on short positions and interest expense to average net assets:	2.55	%(5)(6)	2.41	%(6)	2.61	%(6)	3.37	%(5)

Ratio of expenses excluding interest on short positions and interest expense to average net assets:	2.54	%(5)(6)	2.41	%(6)	2.61	%(6)	3.00	%(5)

Ratio of net investment income (loss) including interest on short positions and interest expense to average net assets:	1.19	%(5)	1.86%		3.94%		4.89	%(5)

Ratio of interest expense and interest on short positions to average net assets:	0.01	%(5)	0.00%		0.00%		0.37	%(5)

Portfolio turnover rate	605	%(4)	926%		43%		61	%(4)
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)  For the periods ended June 30, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.04, $0.16, $0.44 and $0.38, respectively.
(4)  Not Annualized.
(5) Annualized.
(6)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.
*  Commencement of Fund-of-Funds structure.  See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Earnings Revision-1 Portfolio
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$12.25		$12.02		$10.02		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.19)		(0.15)		0.20		0.12
Net realized and unrealized gain (loss) on investments	(1.27)		0.38		1.97		0.01
Total Gain (loss) from Investment Operations	(1.46)		0.23		2.17		0.13

Less Dividends and Distributions:
Net investment income	—		—		(0.17)		(0.11)
Total Dividends and Distributions	—		—		(0.17)		(0.11)

Net Asset Value, End of Period	$10.79		$12.25		$12.02		$10.02

Total Return	-11.92	%(4)	1.91%		21.55%		1.28	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$13,283		$21,908		$60,594		$28,043

Ratio of expenses including dividends on short positions and interest expense to average net assets:	4.60	%(5)(6)	4.02	%(6)	3.84	%(6)	4.20	%(5)

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.72	%(5)(6)	2.56	%(6)	2.63	%(6)	3.00	%(5)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(3.26	)%(5)	(1.21)%		1.51%		1.53	%(5)

Ratio of interest expense and dividends on short positions to average net assets:	1.88	%(5)	1.46%		1.21%		1.20	%(5)

Portfolio turnover rate	88	%(4)	122%		81%		54	% (4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $(0.08), $0.03, $0.34 and $0.20, respectively.
(4) Not Annualized.
(5) Annualized.
(6)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.
*  Commencement of Fund-of-Funds structure.  See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Growth-1 Portfolio
	Six Months Ended June 30, 2009</f ont> (Unaudited)		Year Ended December 31, 2008		Period from August 20, 2007(7) to December 31, 2007
Per Share Data:(1)
Net Asset Value, Beginning of Period	$7.61		$10.07		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.10)		(0.10)		(0.00	)(6)
Net realized and unrealized gain (loss) on investments	1.03		(2.36)		0.07
Total Gain (loss) from Investment Operations	0.93		(2.46)		0.07

Less Dividends and Distributions:
Net investment income	—		—		—
Total Dividends and Distributions	—		—		—

Net Asset Value, End of Period	$8.54		$7.61		$10.07

Total Return	12.22	%(4)	-24.43%		0.70	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$17,874		$15,279		$59,610

Ratio of expenses including dividends on short positions and interest expense to average net assets:	3.58	%(5)(8)	2.64	%(8)	2.75	%(5)(8)

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.61	%(5)(8)	2.36	%(8)	2.53	%(5)(8)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.53	)%(5)	(1.13)%		(0.56	)%(5)

Ratio of interest expense and dividends on short positions to average net assets:	0.97	%(5)	0.28%		0.22	%(5)

Portfolio turnover rate	263	%(4)	364%		74	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, net investment income (loss) per share before interest expense and dividends on short positions was ($0.06), ($0.08) and $0.00, respectively.
(4) Not Annualized.
(5) Annualized.
(6)  Amount calculated is less than $0.005.
(7)  Commencement of operations for The Long/Short Equity―Growth-1 Portfolio was August 20, 2007.
(8)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity Hedge Portfolio
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$6.31		$8.40		$8.53		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.05)		(0.07)		(0.08)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.14)		(2.02)		(0.02)		(1.38)
Total Gain (loss) from Investment Operations	(0.19)		(2.09)		(0.10)		(1.44)

Less Dividends and Distributions:
Net realized gains	—		—		(0.03)		(0.03)
Total Dividends and Distributions	—		—		(0.03)		(0.03)

Net Asset Value, End of Period	$6.12		$6.31		$8.40		$8.53

Total Return	-3.01	%(4)	-24.88%		-1.07%		-14.36	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$28,346		$22,272		$49,014		$26,673

Ratio of expenses including dividends and interest on short positions and interest expense to average net assets:	3.03	%(5)(6)	2.69	%(6)	3.26	%(6)	4.18	%(5)

Ratio of expenses excluding dividends and interest on short positions and interest expense to average net assets:	2.46	%(5)(6)	2.30	%(6)	2.53	%(6)	3.00	%(5)

Ratio of net investment income (loss) including dividends and interest on short positions and interest expense to average net assets:	(1.82	)%(5)	(0.90)%		(1.41)%		(1.28	)%(5)

Ratio of interest expense and dividends and interest on short positions to average net assets:	0.57	%(5)	0.39%		0.73%		1.18	%(5)

Portfolio turnover rate	251	%(4)	292%		346%		323	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends and interest on short positions was $ ($0.04), ($0.04), ($0.02) and $0.01, respectively.
(4) Not Annualized.
(5) Annualized.
(6)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.
*  Commencement of Fund-of-Funds structure.  See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―International-1 Portfolio
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006*to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.71		$10.03		$9.71		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.10)		(0.18)		0.05		(0.03)
Net realized and unrealized gain (loss) on investments	0.46		(1.14)		0.74		(0.18)
Total Gain (loss) from Investment Operations	0.36		(1.32)		0.79		(0.21)

Less Dividends and Distributions:
Net realized gains	—		—		(0.46)		(0.08)
Return of capital			—		(0.01)		—
Total Dividends and Distributions	—		—		(0.47)		(0.08)

Net Asset Value, End of Period	$9.07		$8.71		$10.03		$9.71

Total Return	4.13	%(4)	-13.16%		8.09%		-2.03	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$15,383		$19,814		$54,541		$19,924

Ratio of expenses including dividends on short positions and interest expense to average net assets:	6.68	%(5)(6)	5.23	%(6)	4.91	%(6)	6.01	%(5)

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.62	%(5)(6)	2.45	%(6)	2.60	%(6)	3.00	%(5)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.37	)%(5)	(1.90)%		0.06%		(0.66	)%(5)

Ratio of interest expense and dividends on short positions to average net assets:	4.06	%(5)	2.78%		2.31%		3.01	%(5)

Portfolio turnover rate	296	%(4)	523%		517%		429	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.07, $0.08, $0.28 and $0.17, respectively.
(4) Not Annualized.
(5) Annualized.
(6)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.
*  Commencement of Fund-of-Funds structure.  See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity Market Neutral Portfolio
	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.79		$10.10		$9.16		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.16)		(0.13)		0.16		0.12
Net realized and unrealized gain (loss) on investments	(0.37)		(0.18)		0.89		(0.57)
Total Gain (loss) from Investment Operations	(0.53)		(0.31)		1.05		(0.45)

Less Dividends and Distributions:
Net investment income	—		—		(0.11)		(0.12)
Net realized gains	—		—		—		(0.27)
Total Dividends and Distributions	—		—		(0.11)		(0.39)

Net Asset Value, End of Period	$9.26		$9.79		$10.10		$9.16

Total Return	-5.41	%(4)	-3.07%		11.51%		-4.55	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$29,044		$41,762		$81,258		$27,493

Ratio of expenses including dividends on short positions and interest expense to average net assets:	4.65	%(5)(6)	3.98	%(6)	3.72	%(6)	4.15	%(5)

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.65	%(5)(6)	2.48	%(6)	2.57	%(6)	3.00	%(5)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(3.37	)%(5)	(1.34)%		1.24%		1.69	%(5)

Ratio of interest expense and dividends on short positions to average net assets:	2.00	%(5)	1.50%		1.15%		1.15	%(5)

Portfolio turnover rate	110	%(4)	260%		122%		98	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.06), $0.02, $0.26 and $0.19, respectively.
(4) Not Annualized.
(5) Annualized.
(6)  The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 5 of the Notes to Financial Statements.
*  Commencement of Fund-of-Funds structure.  See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

AIP Alternative Strategies Funds (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (‘‘Alpha’’) and Beta Hedged Strategies Fund (‘‘Beta’’) (collectively, the ‘‘Funds’’). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.

Underlying Funds Trust (the ‘‘UFT’’), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006, Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’). As of June 30, 2009, the UFT consisted of the following Portfolios: The Arbitrage-1 Portfolio, Distressed/Hedged Income Portfolio, Distressed Securities & Special Situations-1 Portfolio, Energy and Natural Resources Portfolio, Event Driven and Risk Arbitrage Portfolio, Global Hedged Income-1 Portfolio, Income Arbitrage Portfolio, Long/Short Equity-Earnings Revision-1 Portfolio, Long/Short Equity Growth-1 Portfolio, Long/Short Equity Hedge Portfolio, Long/Short Equity-International-1 Portfolio and Long/Short Equity Market Neutral Portfolio. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (the ‘‘Advisor’’) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Investment Concentration
As of June 30, 2009 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
The Arbitrage-1 Portfolio	99.0%	1.0%
The Distressed/Hedged Income Portfolio	98.2	1.8
The Distressed Securities & Special Situations-1 Portfolio	97.3	2.7
The Energy & Natural Resources Portfolio	98.2	1.8
The Event Driven and Risk Arbitrage Portfolio	98.0	2.0
The Global Hedged Income-1 Portfolio	97.8	2.2
The Income Arbitrage Portfolio	98.9	1.1
The Long/Short Equity-Earnings Revision-1 Portfolio	99.0	1.0
The Long/Short Equity Growth-1 Portfolio	96.2	3.8
The Long/Short Equity Hedge Portfolio	95.9	4.1
The Long/Short Equity - International-1 Portfolio	99.1	0.9
The Long/Short Equity Market Neutral Portfolio	99.1	0.9

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

The Arbitrage - 1 Portfolio

Investment Objective
The Arbitrage - 1 Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

The Distressed/Hedged Income Portfolio

Investment Objective
The Distressed/Hedged Income Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities of companies in financial distress, fixed income and income-oriented securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven Strategies, Distressed Securities Strategies, Market or Sector Timing/ Trading Strategies and Fixed Income and High Yield Investment Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from the cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.

The Distressed Securities & Special Situations-1 Portfolio

Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Distressed Securities Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

The Energy and Natural Resources Portfolio

Investment Objective

The Energy and Natural Resources Portfolio seeks to achieve capital appreciation and capital preservation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities and master limited partnerships within the energy and natural resources sectors. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Event Driven and Risk Arbitrage Portfolio

Investment Objective
The Event Driven and Risk Arbitrage Portfolio seeks to achieve capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions, companies that may be attractive acquisition targets and companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Distressed Securities, Event Driven and Relative Value/Arbitrage Strategies. A Distressed Securities Strategy is designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. An Event Driven Strategy is where the Portfolio employs strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Relative Value/Arbitrage Strategy is where the Portfolio is designed to invest in both long and short positions in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.

The Global Hedged Income-1 Portfolio

Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income. Its secondary objective is capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, expects to invest approximately between 50% and 80% of its net assets in fixed income and income-oriented securities of non-U.S. issuers and among the securities of issuers located in approximately 10 to 30 countries, including developed countries and emerging markets. However, during any period when the Advisor believes the non-U.S. market is unattractive, as a defensive measure, the Portfolio may temporarily invest up to 80% of its net assets in the securities of U.S. issuers. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt —commonly ”junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Income Arbitrage Portfolio

Investment Objective
The Income Arbitrage Portfolio seeks to achieve current income and capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. ThePortfolio may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/Arbitrage Strategy is where the Portfolio invests both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in convertible bond securities of a company, interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

The Long/Short Equity—Earnings Revision-1 Portfolio

Investment Objective
The Long/Short Equity—Earnings Revision-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Growth-1 Portfolio

Investment Objective
The Long/Short Equity—Growth-1 Portfolio seeks to achieve capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity Hedge Portfolio

Investment Objective
The Long/Short Equity Hedge Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—International-1 Portfolio

Investment Objective
The Long/Short Equity—International-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, expects to invest approximately between 50% and 80% of its net assets in the securities of non-U.S. issuers and among the securities of issuers located in approximately 10 to 30 countries, including developed countries and emerging markets. However, during any period when the Advisor believes the non-U.S. market is unattractive, as a defensive measure, the Portfolio may temporarily invest up to 80% of its net assets in the securities of U.S. issuers. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity Market Neutral Portfolio

Investment Objective
The Long/Short Equity Market Neutral Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading, Market Neutral Equity, Long/Short Equity Strategies and Relative Value/Arbitrage Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/Arbitrage Strategy invests both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles (“GAAP”) and which are followed consistently by the Portfolios in the preparation of its financial statements.

Investment Valuation and Transactions
Securities in the Portfolios are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price. Foreign equities are valued at the official closing price or last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. Events occurred surrounding some of the Portfolios which require adjustments to be made to the financial statements in order to comply with Generally Accepted Accounting Principles (GAAP). The financial statements have been updated to reflect these adjustments. Therefore, the net assets reflected in the financial statements may differ from the books and records of the Portfolios as of June 30, 2009.

As of June 30, 2009, the following Portfolios held fair valued securities. These percentages include securities where values are determined based upon neither a pricing service nor a price obtained from a broker, but rather an evaluation of the security by the Advisor, the Sub-Advisor, or an independent analyst.

		Percentage of
		Net Assets
The Distressed/Hedged Income Portfolio	$6,325,597	14.6%
The Distressed Securities & Special Situations-1 Portfolio	262,959	0.6
The Energy & Natural Resources-1 Portfolio	1,147,292	3.7
The Event Driven and Risk Arbitrage Portfolio	11,000	0.1

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

In addition to the fair valued securities, the Portfolios hold securities where values were determined primarily on the basis of a single price obtained from a broker or other financial institution.

		Percentage of
		Net Assets
The Distressed/Hedged Income Portfolio	$5,634,213	13.0%
The Distressed Securities & Special Situations-1 Portfolio	5,486,160	12.3
The Global Hedged Income-1 Portfolio	4,947,107	20.4

The Portfolios have adopted the provisions of Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This new standard requires the Portfolios to disclose information to assist investors in understanding how the Portfolios use derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133) and how derivative instruments affect the Portfolios’s Statement of Assets and Liabilities and Statement of Operations.

The Global Hedged Income Portfolio:

Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2009:

	Asset Derivatives 2009		Liability Derivatives 2009

Derivatives Not Accounted For as Hedging Instruments Under FAS 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts
Futures	Receivables	$—	Payables— Net Assets Unrealized Depreciation *	$45,752
Total		$—		$45,752

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Futures Contracts. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009:

 Amount of Realized Gain (Loss) on Derivatives

Derivatives Not Accounted For as Hedging Instruments Under FAS 133	Future Contracts
Commodity Contracts	$(89,820)
Equity Contracts	(159,930)
Foreign Exchange Contracts	48,960
Interest Rate Contracts	301,874
Total	$101,084

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives

Derivatives Not Accounted For as Hedging Instruments Under FAS 133	Future Contracts
Interest Rate Contracts	$(45,752)
Total	$(45,752)

The Income Arbitrage Portfolio:
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2009:

	Asset Derivatives 2009	Liability Derivatives 2009
Derivatives Not Accounted For as Hedging Instruments Under FAS 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts
Futures	Receivables—Net Assets Unrealized Appreciation *	$997,594	Payables— Net Assets Unrealized Depreciation*	$386,215
Credit Contracts
Swap Contracts	Receivables—Net Assets Unrealized Appreciation **	2,331,373	Payables— Net Assets Unrealized Depreciation	2,354,592

Total		$3,328,967		$2,740,807

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Futures Contracts. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
** The net amount of unrealized appreciation/depreciation is reported in the Statement of Assets and Liabilities.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009:

Amount of Realized Gain (Loss) on Derivatives

Derivatives Not Accounted For as Hedging Instruments Under FAS 133	Futures Contracts	Swap Contracts
Credit Contracts	$—	$(137,457)
Interest Rate Contracts	(161,264)	—
Total	$(161,264)	$(137,457)

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

Change in Unrealized Appreciation
(Depreciation) on Derivatives

Derivatives Not Accounted For as Hedging Instruments Under FAS 133	Futures Contracts	Swap Contracts
Credit Contracts	$—	$(3,871,409)
Interest Rate Contracts	(617,588)	—

Total	$(617,588)	$(3,871,409)

Investments and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security.  Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Distributions to Alpha and Beta
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the year ended December 31, 2008, the following Portfolios paid an income distribution to Alpha and Beta:

	Alpha	Beta

The Arbitrage-1 Portfolio	$14,465	$—
The Distressed/Hedged Income Portfolio	4,118,017	79,973
The Distressed Securities & Special Situations-1 Portfolio	6,476	50
The Long/Short Equity—Healthcare/Biotech-1 Portfolio(1)	1,507	—

Total income distributions paid	$4,140,465	$80,023

(1)	The Long/Short Equity—Healthcare/Biotech Portfolio was liquidated on March 30, 2009.

For the year ended December 31, 2008, the following Portfolios paid a short-term capital gain distribution to Alpha and Beta:

	Alpha	Beta

The Distressed Securities & Special Situations - 1 Portfolio	$23,068	$178
The Long/Short Equity—Healthcare/Biotech-1 Portfolio(1)	31,549	—
The Long/Short Equity—REIT-1 Portfolio (2)	122,190	—

Total short-term capital gain distributions paid	$176,807	$178

(1)   The Long/Short Equity—Healthcare/Biotech Portfolio was liquidated on March 30, 2009.
(2)   The Long/Short Equity—REIT-1 Portfolio was liquidated on June 25, 2009.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

For the year ended December 31, 2008, the following Portfolios paid a long-term capital gain distribution to Alpha and Beta:

	Alpha	Beta

The Distressed Securities & Special Situations-1 Portfolio	$37,310	$288
The Long/Short Equity—Healthcare/Biotech-1 Portfolio(1)	136,606	—
The Long/Short Equity—REIT-1 Portfolio (2)	140,287	—

Total long-term capital gain distributions paid	$314,203	$288

(1)   The Long/Short Equity—Healthcare/Biotech Portfolio was liquidated on March 30, 2009.
(2)   The Long/Short Equity—REIT-1 Portfolio was liquidated on June 25, 2009.

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolio deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains and losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolio is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may use forward currency exchange contracts to gain exposure to, or hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counterparty credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may use options to gain exposure to, or hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale).

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

The premiums received and the number of option contracts written by the Portfolios during the six months ended June 30, 2009, were as follows:
The Arbitrage-1 Portfolio:
		Number
	Premiums	of
	Received	Contracts
Options outstanding at December 31, 2008	$41,727	204
Options written	12,331	77
Options closed	(30,141)	(129)
Options exercised	—	—
Options expired	(23,917)	(152)
Options outstanding at June 30, 2009	$—	—

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

The Distressed Securities & Special Situations-1 Portfolio:
		Number
	Premiums	of
	Received	Contracts
Options outstanding at December 31, 2008	$3,670	35
Options written	256,813	2,174
Options closed	(60,967)	(326)
Options exercised	(102,763)	(685)
Options expired	(95,726)	(1,188)
Options outstanding at June 30, 2009	$1,027	10

The Energy and Natural Resources Portfolio:
		Number
	Premiums	of
	Received	Contracts
Options outstanding at December 31, 2008	$—	—
Options written	521.357	2,546
Options closed	(155,653)	(894)
Options exercised	(40,165)	(290)
Options expired	(61,887)	(622)
Options outstanding at June 30, 2009	$263,652	740

The Long/Short Equity Hedged Portfolio:
		Number
	Premiums	of
	Received	Contracts
Options outstanding at December 31, 2008	$89,603	244
Options written	261,770	1,953
Options closed	(296,824)	(1,512)
Options exercised	—	—
Options expired	(22,161)	(394)
Options outstanding at June 30, 2009	$32,388	291

Swaps
Certain Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Portfolio to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Portfolio to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity swap contract obligates the Portfolio to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolio to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract.

The Portfolio may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolio to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolio is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolio to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolio will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolio considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolio is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios did not hold any equity swap contracts at June 30, 2009.

The Portfolios may enter into credit default swaps for investment purposes, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The Income Arbitrage Portfolio used credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

The Income Arbitrage Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Certain swap agreements between investment companies and counterparties contain terms which grant the counterparty the right to terminate the swap and demand settlement if the net asset value of the investment company has fallen by a specified percentage or below a specified value. Concentrations associated with such instruments may create risk associated with the timing of funding liabilities arising from these agreements. Any election by the counterparty to early terminate may impact the amounts reported in the financial statements. As of June 30, 2009 early termination triggers have been met, but not invoked, with respect to Goldman Sachs & Co. credit default swaps. Should Goldman Sachs & Co. invoke early termination the Income Arbitrage Portfolio would either pay or receive the amount shown as unrealized appreciation/depreciation as shown on the Schedule of Swap Contracts.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. Notional amounts of all credit default swaps agreements outstanding as of June 30, 2009 for which a Fund is the seller of protections are disclosed in the Schedule of Swap Contracts. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”
Effective 2007, the Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Portfolios must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Portfolios’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Portfolios include Federal and the state of New York. As of December 31, 2008, open Federal and New York tax years include the tax years ended December 31, 2006 through December 31, 2008. The Portfolios have no examination in progress.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

Credit Facility
Custodial Trust Company (custodian affiliated with J.P. Morgan) has made available to the Portfolios a credit facility pursuant to a Loan and Pledge Agreement (‘‘Loan Agreement’’) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the Portfolios or Custodial Trust Company. The Portfolios are permitted to borrow up to 33.3% of total assets. Borrowings under the Loan Agreement are charged at the 30-day LIBOR rate plus 1.00%. As collateral for the loan, the Portfolios are required to maintain assets consisting of cash, cash equivalents or liquid securities. The UFT Portfolios pledge all securities held at Custodial Trust Company as collateral for this loan. Custodial Trust Company monitors this balance on a daily basis against the amount of the loan outstanding. None of the Portfolios utilized the credit facility during the six months ended June 30, 2009.

Use of Estimates
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Guarantees and Indemnifications
In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

3. Investment Transactions

Purchases and sales of securities for the six months ended June 30, 2009 for the Portfolios (excluding short-term investments and U.S. Government securities) are as follows:

	Purchases	Sales

The Arbitrage-1 Portfolio	$20,691,626	$22,298,595
The Distressed/Hedged Income Portfolio	11,267,904	13,921,376
The Distressed Securities & Special Situations-1 Portfolio	22,781,970	28,794,096
The Energy & Natural Resources Portfolio	57,208,868	69,409,741
The Event Driven and Risk Arbitrage Portfolio	15,348,113	22,067,666
The Global Hedged Income-1 Portfolio	9,293,159	20,535,937
The Income Arbitrage Portfolio	15,824,988	14,056,362
The Long/Short Equity-Earnings Revision-1 Portfolio	10,699,901	19,031,955
The Long/Short Equity Growth-1 Portfolio	27,219,706	27,480,913
The Long/Short Equity Hedge Portfolio	40,992,302	44,386,216
The Long/Short Equity - International-1 Portfolio	42,062,988	46,113,994
The Long/Short Equity Market Neutral Portfolio	35,826,281	49,907,276
Purchases and sales of U.S. Government securities for the six months ended June 30, 2009 for the Portfolios (excluding short-term investments) are as follows:

	Purchases	Sales

The Income Arbitrage Portfolio	$199,486,094	$212,587,461

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

4. Federal Income Taxes
The cost basis of investments for federal income tax purposes at December 31, 2008 were as follows:

	The Arbitrage-1 Portfolio	The Distressed/Hedged Income Portfolio	The Distressed Securities & Special Situations- 1 Portfolio	The Energy and Natural Resources Portfolio

Cost of Investments	$34,009,174	$88,282,163	$87,385,490	$47,028,123
Gross tax unrealized appreciation	395,880	1,538,819	797,947	2,494,451
Gross tax unrealized depreciation	(10,934,043)	(46,180,843)	(41,625,950)	(16,879,997)
Net tax unrealized appreciation (depreciation)	$(10,538,163)	$(44,642,024)	$(40,828,003)	$(14,385,546)

	The Event Driven and Risk Arbitrage Portfolio	The Global Hedged Income-1 Portfolio	The Income Arbitrage Portfolio	The Long/Short Equity— Earning Revision-1 Portfolio

Cost of Investments	$34,227,982	$51,335,766	$78,196,315	$21,402,977
Gross tax unrealized appreciation	1,006,899	26,246	8,665,042	1,872,701
Gross tax unrealized depreciation	(9,923,607)	(18,866,448)	(10,931,587)	(940,268)
Net tax unrealized appreciation (depreciation)	$(8,916,708)	$(18,840,202)	$(2,266,545)	$932,433

	The Long/Short Equity— Growth-1 Portfolio	The Long/Short Equity—Hedge Portfolio	The Long/Short Equity— International-1 Portfolio	The Long/Short Equity Market Neutral Portfolio

Cost of Investments	$15,339,850	$22,374,121	$21,418,946	$45,186,200
Gross tax unrealized appreciation	1,505,616	1,510,938	2,776,011	4,147,958
Gross tax unrealized depreciation	(1,336,300)	(1,441,372)	(7,527,660)	(8,379,972)
Net tax unrealized appreciation (depreciation)	$169,316	$69,566	$(4,751,649)	$(4,232,014)

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

At December 31, 2008, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	The Arbitrage-1 Portfolio	The Distressed/Hedged Income Portfolio	The Distressed Securities & Special Situations- 1 Portfolio	The Energy and Natural Resources Portfolio

Net tax unrealized appreciation (depreciation) on investments	$(10,538,163)	$(44,642,024)	$(40,828,003)	$(14,385,546)
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	4,334,600	720,928	449,678	(11,296)
Capital loss carryover	(6,457,391)	(2,147,031)	(4,487,220)	(14,844,262)
Other accumulated earnings/(losses)	—	(18,234)	763,032	132,294
Total accumulated earnings/(losses)	$(12,660,954)	$(46,086,361)	$(44,102,513)	$(29,108,810)

	The Event Driven and Risk Arbitrage Portfolio	The Global Hedged Income-1 Portfolio	The Income Arbitrage Portfolio	The Long/Short Equity— Earnings Revision-1 Portfolio

Net tax unrealized appreciation (depreciation) on investments	$(8,916,708)	$(18,840,202)	$(2,266,545)	$932,433
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	—	—	—	13,167,398
Capital loss carryover	—	(12,648,163)	(2,134,525)	—
Other accumulated earnings/(losses)	(1)	(49,072)	(419,900)	—
Total accumulated earnings/(losses)	$(8,916,709)	$(31,537,437)	$(4,820,970)	$14,099,831

	The Long/Short Equity— Growth-1 Portfolio	The Long/Short Equity—Hedge Portfolio	The Long/Short Equity—International-1 Portfolio	The Long/Short Equity Market Neutral Portfolio

Net tax unrealized appreciation (depreciation) on investments	$169,316	$69,566	$(4,751,649)	$(4,232,014)
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	358,468	1,443,944	1,707,417	12,039,167
Capital loss carryover	(14,264,732)	(12,077,767)	(2,174,013)	(1,329,547)
Other accumulated earnings/(losses)	—	—	(343)	—
Total accumulated earnings/(losses)	$(13,736,948)	$(10,564,257)	$(5,218,588)	$6,477,606

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

The primary differences between the cost amounts for book and tax purposes is primarily due to deferred wash sale losses, constructive sales and tax adjustments for passive foreign investment companies.

As of December 31, 2008, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
The Arbitrage-1 Portfolio	$109,019	12/31/2015
	6,348,372	12/31/2016
The Income Arbitrage Portfolio	2,134,525	12/31/2015
The Distressed/Income Hedged Portfolio	2,147,031	12/31/2016
The Distressed Securities & Special Situations-1 Portfolio	4,487,220	12/31/2016
The Energy and Natural Resources-1 Portfolio	14,844,262	12/31/2016
The Global Hedged Income-1 Portfolio	48,562	12/31/2014
	15,875	12/31/2015
	12,583,726	12/31/2016
The Long/Short Equity Hedge Portfolio	12,077,768	12/31/2016
The Long/Short Equity-Growth-1 Portfolio	1,893,079	12/31/2015
	12,371,653	12/31/2016
The Long/Short Equity-Healthcare/Biotech-1 Portfolio	3,124,783	12/31/2016
The Long/Short Equity-International-1 Portfolio	2,174,013	12/31/2016
The Long/Short Equity Market Neutral Portfolio	1,329,547	12/31/2015

The tax character of distributions for the Portfolios at the period ended December 31, 2008 were as follows:

	The Arbitrage-1 Portfolio	The Arbitrage-1 Portfolio	The Distressed/Hedged Income Portfolio	The Distressed/Hedged Income Portfolio
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Period from May 1, 2007 (1) to December 31, 2007
Distributions paid from:
Ordinary income	$14,465	$1,625,201	$4,197,990	$2,018,772
Long term capital gain	—	190,361	—	—
Total distributions paid	14,465	1,815,562	4,197,990	2,018,772
Redemptions characterized as distributions for tax purposes:
Return of capital*	43,542,503	—	8,907	—
Ordinary income distributions from redemptions*	1,363,666	—	2,991,093	—
Total redemptions characterized as distributions for tax purposes	$44,920,634	$1,815,562	$7,197,990	$2,018,772
(1)  Commencement of operations for Distressed/Hedged Income Portfolio was May 1, 2007.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

	The Distressed Securities & Special Situations- 1 Portfolio^	The Distressed Securities & Special Situations-1 Portfolio	The Energy and Natural Resources Portfolio
	Year Ended December 31, 2008	Year Ended December 31, 2007	Period from January 2, 2008 (1) to December 31, 2008
Distributions paid from:
Ordinary income	$29,772	$1,168,541	$—
Long term capital gain	37,598	10,619,840	—
Total distributions paid	67,370	11,788,381	—
Redemptions characterized as distributions for tax purposes:
Return of capital*	25,536,486	—	2,903,369
Ordinary income distributions from redemptions*	4,290,079	—	1,096,631
Total redemptions characterized as distributions for tax purposes	$29,893,935	$11,788,381	$4,000,000
 (1)  Commencement of operations for the Energy and Natural Resources-1 Portfolio was January 2, 2008.

	The Event Driven and Risk Arbitrage Portfolio	The Event Driven and Risk Arbitrage Portfolio	The Global Hedged Income-1 Portfolio	The Global Hedged Income-1 Portfolio
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$—	$1,193,618	$—	$2,032,652
Long term capital gain	—	1,176,249	—	—
Return of capital	—	35,084	—	—
Total distributions paid	—	2,404,951	—	2,032,652
Redemptions characterized as distributions for tax purposes:
Return of capital*	11,864,256	—	14,383,762	—
Ordinary income distributions from redemptions*	63,944	—	4,527,077	—
Total redemptions characterized as distributions for tax purposes	$11,928,200	$2,404,951	$18,910,839	$2,032,652
(1)  Commencement of operations for the Energy & Natural Resources-1 Portfolio was January 2, 2008.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

	The Income Arbitrage Portfolio	The Income Arbitrage Portfolio	The Long/Short Equity-Earnings Revisions-1 Portfolio	The Long/Short Equity-Earnings Revisions-1 Portfolio
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$—	$14,336,944	$—	$840,607
Long term capital gain	—	—	—	—
Return of capital		221,777
Total distributions paid	—	14,558,721	—	840,607
Redemptions characterized as distributions for tax purposes:
Return of capital*	8,750,000	—	41,193,820	—
Ordinary income distributions from redemptions*	—	—	806,180	—
Total redemptions characterized as distributions for tax purposes	$8,750,000	$14,558,721	$42,000,000	$840,607

	The Long/Short Equity-Growth-1 Portfolio	The Long/Short Equity-Growth-1 Portfolio	The Long/Short Equity Hedged Portfolio	The Long/Short Equity Hedged Portfolio
	Year Ended December 31, 2008	Period from August 20, 2007(1) to December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$—	$—	$—	$166,297
Long term capital gain	—	—	—	—
Total distributions paid	—	—	—	166,297
Redemptions characterized as distributions for tax purposes:
Return of capital*	53,479,539	—	15,604,349	—
Ordinary income distributions from redemptions*	—	—	—	—
Total redemptions characterized as distributions for tax purposes	$53,479,539	$—	$15,604,349	$166,297
 (1)  Commencement of operations for the Long/Short—Equity Growth-1 Portfolio was August 20, 2007.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

	The Long/Short Equity- International-1 Portfolio	The Long/Short Equity- International-1 Portfolio	The Long/Short Equity Market Neutral Portfolio	The Long/Short Equity Market Neutral Portfolio
	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2008	Year Ended December 31, 2007
Distributions paid from:
Ordinary income	$—	$2,292,115	$—	$618,520
Long-term capital gain	—	51,416	—	8,013
Return of capital	—	79,135	—	—
Total distributions paid	—	2,422,666	—	626,533
Redemptions characterized as distributions for tax purposes:
Return of capital*	28,000,000	—	46,872,820	—
Ordinary income distributions from redemptions*	—	—	—	—
Total redemptions characterized as distributions for tax purposes	$28,000,000	$2,422,666	$46,872,820	626,533

^ The Portfolio designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Portfolio related to net capital gain to zero for the tax year ended December 31, 2008.
* Certain redemptions were deemed as distributions for income tax purposes due to Alpha’s ownership of the respective UFT’s.

5. Investment Advisory Agreements and Other Expense Agreements

Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), the Portfolios pay the Advisor monthly an annual advisory fee of 2.50% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.50% the Portfolios’ average daily net assets. The Advisor analyzes the expense ratios of the Funds, and reduces its advisory fees across the Portfolios so the expenses passed along to the Funds calculates to 3.00% on an aggregate basis. Due to the effects of leverage, the actual expense ratios can be less than 3.00%.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

The Advisor has entered into Sub-Advisory Agreements (“Sub-Advisor Agreement”) for the purpose of advising each Portfolio of the UFT. Each Sub-Advisor Agreement provides that each Sub-Advisor will formulate and implement a continuous investment program for a Portfolio in accordance with each Portfolio’s objective, policies and limitations and any investment guidelines established by the Advisor. Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Portfolio, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. Each Sub-Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisor Agreement. Each Sub-Advisor Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Sub-Advisor Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

The Advisor is affiliated with Asset Alliance Corporation (‘‘Asset Alliance’’). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.

6. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

The Arbitrage-1 Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	68,727	$633,955	1,163,495	$11,569,475
Shares issued to shareholders
in reinvestment of distributions	—	—	1,732	14,465
Shares redeemed	(187,283)	(1,800,000)	(5,092,719)	(44,906,169)
Net increase (decrease)	(118,556)	$(1,166,045)	(3,927,492)	$(33,322,229)

Shares outstanding:
Beginning of period	2,952,214		6,879,706
End of period	2,833,658		2,952,214

The Distressed/Hedged Income Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	113,944	$631,883	248,696	$2,141,155
Shares issued to shareholders
in reinvestment of distributions	—	—	780,296	4,197,990
Shares redeemed	(1,533,420)	(8,200,000)	(641,639)	(5,402,968)
Net increase (decrease)	(1,419,476)	$(7,568,117)	387,353	$936,177

Shares outstanding:
Beginning of period	8,663,536		8,276,183
End of period	7,244,060		8,663,536

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

The Distressed Securities & Special Situations-1 Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	369,150	$1,998,539	2,536,223	$22,953,115
Shares issued to shareholders
in reinvestment of distributions	—	—	13,834	67,370
Shares redeemed	(1,680,843)	(8,620,000)	(3,924,209)	(32,152,653)
Net increase (decrease)	(1,311,693)	$(6,621,461)	(1,374,152)	$(9,132,168)

Shares outstanding:
Beginning of period	8,796,581		10,170,733
End of period	7,484,888		8,796,581

The Energy and Natural Resources Portfolio:
	Six Months Ended June 30, 2009		Period from January 2, 2008(1) to December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	71,947	$375,410	7,314,912	$63,503,536
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,504,159)	(8,148,617)	(610,609)	(4,172,339)
Net increase (decrease)	(1,432,212)	$(7,773,207)	6,704,303	$59,331,197

Shares outstanding:
Beginning of period	6,704,303		—
End of period	5,272,091		6,704,303
(1) Commencement of operations for the Energy and Natural Resources-1 Portfolio was January 2, 2008.

The Event Driven and Risk Arbitrage Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	72,816	$633,157	147,183	$1,432,324
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	(954,937)	(6,954,112)	(1,707,237)	(15,375,349)
Net increase (decrease)	(882,121)	$(6,320,955)	(1,560,054)	$(13,943,025)

Shares outstanding:
Beginning of period	3,085,190		4,645,244
End of period	2,203,069		3,085,190

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

The Global Hedged Income-1 Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	45,818	$365,423	217,177	$2,118,607
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,977,494)	(13,860,818)	(2,864,964)	(20,303,951)
Net increase (decrease)	(1,931,676)	$(13,495,395)	(2,647,787)	$(18,185,344)

Shares outstanding:
Beginning of period	5,040,718		7,688,505
End of period	3,109,042		5,040,718

The Income Arbitrage Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	63,328	$454,398	220,032	$1,933,850
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	(3,519,390)	(25,278,356)	(1,188,368)	(10,262,837)
Net increase (decrease)	(3,456,062)	$(24,823,958)	(968,336)	$(8,328,987)

Shares outstanding:
Beginning of period	6,942,014		7,910,350
End of period	3,485,952		6,942,014

The Long/Short Equity—Earnings Revision-1 Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	32,964	$373,305	122,138	$1,494,463
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	(590,257)	(7,000,000)	(3,377,199)	(42,000,000)
Net increase (decrease)	(557,293)	$(6,626,695)	(3,255,061)	$(40,505,537)

Shares outstanding:
Beginning of period	1,787,898		5,042,959
End of period	1,230,605		1,787,898

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

The Long/Short Equity—Growth- 1 Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	86,197	$722,174	3,079,427	$26,892,895
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(6,991,498)	(57,576,987)
Net increase (decrease)	86,197	$722,174	(3,912,071)	$(30,684,092)

Shares outstanding:
Beginning of period	2,007,412		5,919,483
End of period	2,093,609		2,007,412

The Long/Short Equity Hedge Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,742,515	$10,665,710	157,920	$1,189,749
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	(642,055)	(4,000,000)	(2,461,454)	(18,525,198)
Net increase (decrease)	1,100,460	$6,665,710	(2,303,534)	$(17,335,449)

Shares outstanding:
Beginning of period	3,529,928		5,833,462
End of period	4,630,388		3,529,928

The Long/Short Equity—International-1 Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	27,134	$233,995	199,066	$1,926,442
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	(606,483)	(5,152,758)	(3,359,776)	(30,228,584)
Net increase (decrease)	(579,349)	$(4,918,763)	(3,160,710)	$(28,302,142)

Shares outstanding:
Beginning of period	2,275,557		5,436,267
End of period	1,696,208		2,275,557

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

The Long/Short Equity Market Neutral Portfolio:
	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	52,431	$500,207	1,224,802	$12,590,990
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,181,595)	(11,126,655)	(5,006,419)	(48,675,743)
Net increase (decrease)	(1,129,164)	$(10,626,448)	(3,781,617)	$(36,084,753)

Shares outstanding:
Beginning of period	4,267,004		8,048,621
End of period	3,137,840		4,267,004

7. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act,  if any of the Portfolios own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Portfolio.  During the six months ended from January 1, 2009 to June 30, 2009, the Portfolios owned the following positions in such companies for investment purposes only:

The Distressed Securities & Special Situations-1 Portfolio:
Issuer Name	Share Balance at December 31, 2008	Purchases	Sales	Share Balance at June 30, 2009	Value at June 30, 2009	Realized Gains (Losses)	Unrealized Gains (Losses)
Electronic Control Security, Inc.	1,537,859	—	—	1,537,859	$176,085	$—	$(231,448)
IAT Air Cargo Facilities Income Fund	2,686,579	—	—	2,686,579	8,765,479	—	(9,751,976)

8. New Accounting Pronouncement

The Statement of Financial Accounting Standards No. 133-1 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” amends FASB Statement No. 133 (“FAS 133”), “Accounting for Derivative Instruments and Hedging Activities”, and also amends FASB Interpretation No. 45 (“FIN 45”), “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.” The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2009 (Unaudited)

9. Subsequent Events
In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through August 31, 2009, the date the financial statements were available to be issued. Subsequent to June 30, 2009, the Advisor entered into a securities purchase agreement pursuant to which Hatteras Capital Investment Management, LLC (“HCIM”), a registered investment adviser located in Raleigh, North Carolina, would purchase 55% of the membership interests of the Advisor from an affiliate of Asset Alliance Corporation, subject to certain conditions. Furthermore, subsequent to June 30, 2009, at a meeting of the Board of Trustees of the UFT and the Funds held on July 13, 2009, the Board authorized and subsequently, on July 28, 2009, ratified certain updates regarding (i) the renaming of certain series of UFT and (ii) the purchase of all of the assets of certain series of UFT by other series of UFT, in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940, as amended. Following the completion of these transactions, UFT will be comprised of four separate series effective on or about October 31, 2009.

Underlying Funds Trust
Board Approval of Sub-Advisory Agreements (Unaudited)

At its meeting in-person held on February 26, 2009, the Board of Trustees (the “Board”) of Underlying Funds Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted to approve the continuation of the certain Sub-Advisory agreements (the “Sub-Advisory Agreement”) between the Trust, on behalf of its two series, the Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (together, the “Funds”), and Trust Advisors, LLC. The Board received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in approving the continuation of advisory agreements.  In connection with its approval of the continuation of the Research Consultant Agreement, the Board considered the following factors:

•	The overall investment performance of each sub-advisor; and
•	The nature, scope and quality of the services provided by each sub-advisor; and
•	The costs of the services to be provided by each sub-advisor and the structure of the sub-advisor’s fees; and
•	The extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and
•	The profits to be realized by each sub-advisor and its affiliates from the relationship with the Funds.

The Independent Trustees evaluated these factors based on their own direct experience with the Sub-Advisors and in consultation with their independent counsel.  None of these factors was determinative in the Board’s decision to continue the Sub-Advisory Agreement, but each was a factor in the Independent Trustees’ consideration.  Greater detail regarding the Board’s consideration of these factors is set forth below.

In addition, the Board discussed and considered materials which had been distributed to them in advance at the Board meeting and prepared by the Sub-Advisors in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the Research Consultant Agreement under Section 15 of the Investment Company Act.  These materials included, among other things, information regarding: (a) each Sub-Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on economies of scale (if any) resulting from growth of the Funds’ assets; (c) the timeliness, adequacy and quality of information supplied by each Sub-Advisor in response to the requests of the Trustees and the Fund Administrator; (d) regulatory issues; (e) each Sub-Advisor’s compliance program and chief compliance officer; and (f) other material factors affecting each Sub-Advisor.

After reviewing these materials, the Board assessed the overall quality of services provided to each Fund.  The Board considered each Sub-Advisor’s specific responsibilities in all aspects of day-to-day portfolio management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at each Sub-Advisor involved in the day-to-day portfolio activities of each Fund.  The Trustees reviewed each Sub-Advisor’s compliance procedures and any material compliance issues during the prior year with respect to each Fund.  The Trustees noted that during the course of the prior year they had met with each Sub-Advisor in person or by telephone to discuss various performance and compliance issues.  The Trustees also considered the trading capability of each Sub-Advisor.  The Board concluded that each Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under its Sub-Advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Board then turned to a more focused review of the cost of services and the structure of the Sub-Advisory fees.  The Advisor noted that the Sub-Advisory fees are paid out of the Advisor’s fee.

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the Sub-Advisory fees, that the level of services provided by the Sub-Advisors had been maintained over the past year and the quality of service continued to be high.

Based on the factors discussed above, the Board approved continuation of the Portfolio Sub-Advisory Agreements.

INVESTMENT ADVISOR
Alternative Investment Partners, LLC
600 Mamaroneck Avenue, Suite 400
Harrison, NY  10528

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ  08540

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY  10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue, Suite 500
Milwaukee, WI  53202

TOLL FREE TELEPHONE NUMBER:
1-877-Low-Beta
(1-877-569-2382)

The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website,
www.aipfunds.com, or on the SEC’s website, at www.sec.gov.
Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2009 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by
the Funds’ current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Please see the attached financial statements as of June 30, 2009.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

 Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed March 12, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Underlying Funds Trust

By (Signature and Title)	/s/ Lee Schultheis
Lee Schultheis, President

Date	September 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lee Schultheis
Lee Schultheis, President

Date	September 9, 2009

By (Signature and Title)*	/s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date	September 9, 2009

* Print the name and title of each signing officer under his or her signature.